UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-4676

Harbor Funds
(Exact name of registrant as specified in charter)

111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
(Address of principal executive offices) (Zip code)

Charles F. McCain HARBOR FUNDS 111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302	Christopher P. Harvey, Esq. DECHERT LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400
Date of fiscal year end: October 31, 2017
Date of reporting period: July 31, 2018

ITEM 1 – SCHEDULE OF INVESTMENTS
The following is a copy of the Registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), as of the close of the reporting period as set forth in Sections 210.12-12 – 12-14 of Regulation S-X:

Quarterly Schedules of
Portfolio Holdings
July 31, 2018
Domestic Equity Funds

	Institutional Class	Retirement Class	Administrative Class	Investor Class
GROWTH FUNDS
Harbor Capital Appreciation Fund	HACAX	HNACX	HRCAX	HCAIX
Harbor Strategic Growth Fund	MVSGX	HNGSX	HSRGX	HISWX
Harbor Mid Cap Growth Fund	HAMGX	HNMGX	HRMGX	HIMGX
Harbor Small Cap Growth Fund	HASGX	HNSGX	HRSGX	HISGX
Harbor Small Cap Growth Opportunities Fund	HASOX	HNSOX	HRSOX	HISOX
VALUE FUNDS
Harbor Large Cap Value Fund	HAVLX	HNLVX	HRLVX	HILVX
Harbor Mid Cap Value Fund	HAMVX	HNMVX	HRMVX	HIMVX
Harbor Small Cap Value Fund	HASCX	HNVRX	HSVRX	HISVX
Harbor Small Cap Value Opportunities Fund	HSOVX	HSRVX	HSAVX	HSIVX

Harbor Capital Appreciation Fund
Portfolio of Investments— July 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—99.8%
Shares		Value
AEROSPACE & DEFENSE—3.2%
2,850,718	Boeing Co.	$ 1,015,711
AIR FREIGHT & LOGISTICS—0.9%
1,131,194	FedEx Corp.	278,127
AUTOMOBILES—1.7%
1,750,838	Tesla Inc.*	521,995
BANKS—3.2%
5,848,489	JPMorgan Chase & Co.	672,284
2,427,923	PNC Financial Services Group Inc.	351,636
		1,023,920
BEVERAGES—0.9%
4,611,367	Monster Beverage Corp.*	276,774
BIOTECHNOLOGY—4.0%
2,659,084	Alexion Pharmaceuticals Inc.*	353,552
3,335,218	BioMarin Pharmaceutical Inc.*	335,390
2,596,990	Celgene Corp.*	233,963
1,975,609	Vertex Pharmaceuticals Inc.*	345,830
		1,268,735
CAPITAL MARKETS—1.2%
1,575,357	Goldman Sachs Group Inc.	374,037
CHEMICALS—1.0%
3,357,985	Albemarle Corp.	316,322
FOOD & STAPLES RETAILING—1.9%
2,726,585	Costco Wholesale Corp.	596,331
HEALTH CARE EQUIPMENT & SUPPLIES—0.5%
334,203	Intuitive Surgical Inc.*	169,839
HEALTH CARE PROVIDERS & SERVICES—1.8%
2,215,129	UnitedHealth Group Inc.	560,915
HOTELS, RESTAURANTS & LEISURE—3.8%
411,476	Chipotle Mexican Grill Inc.*	178,441
4,618,519	Marriott International Inc.	590,431
2,640,241	McDonald's Corp.	415,944
		1,184,816
INTERNET & DIRECT MARKETING RETAIL—11.1%
1,080,281	Amazon.com Inc.*	1,920,135
259,440	Booking Holdings Inc.*	526,331
3,154,557	Netflix Inc.*	1,064,505
		3,510,971
INTERNET SOFTWARE & SERVICES—15.9%
6,364,349	Alibaba Group Holding Ltd. ADR (China)*,1	1,191,597
732,138	Alphabet Inc. Class A*	898,494
739,626	Alphabet Inc. Class C*	900,317
6,305,454	Facebook Inc.*	1,088,195
20,921,515	Tencent Holdings Ltd. (China)	952,230
		5,030,833
IT SERVICES—10.6%
2,184,347	FleetCor Technologies Inc.*	474,003
5,965,387	MasterCard Inc.	1,181,147
5,814,556	PayPal Holdings Inc.*	477,608
COMMON STOCKS—Continued
Shares		Value
IT SERVICES—Continued
3,098,429	Square Inc.*	$ 200,313
7,462,036	Visa Inc.	1,020,359
		3,353,430
LIFE SCIENCES TOOLS & SERVICES—1.6%
1,585,381	Illumina Inc.*	514,234
MACHINERY—2.2%
2,818,771	Caterpillar Inc.	405,339
1,651,098	Parker-Hannifin Corp.	279,118
		684,457
OIL, GAS & CONSUMABLE FUELS—1.2%
2,561,778	Concho Resources Inc.*	373,635
PERSONAL PRODUCTS—1.4%
3,236,940	Estée Lauder Companies Inc.	436,793
PHARMACEUTICALS—2.5%
10,472,097	AstraZeneca plc ADR (United Kingdom)[1]	409,773
6,315,776	Bristol-Myers Squibb Co.	371,052
		780,825
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.1%
1,921,610	Broadcom Inc.	426,155
3,260,965	NVIDIA Corp.	798,480
3,398,712	Texas Instruments Inc.	378,345
		1,602,980
SOFTWARE—15.2%
6,413,786	Activision Blizzard Inc.	470,900
3,709,982	Adobe Systems Inc.*	907,759
13,392,224	Microsoft Corp.	1,420,647
3,269,939	Red Hat Inc.*	461,814
6,754,022	Salesforce.com Inc.*	926,314
3,051,179	Splunk Inc.*	293,218
2,635,626	Workday Inc.*	326,870
		4,807,522
SPECIALTY RETAIL—1.9%
2,786,625	Home Depot Inc.	550,414
471,044	Tiffany & Co.	64,797
		615,211
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—4.0%
6,680,231	Apple Inc.	1,271,181
TEXTILES, APPAREL & LUXURY GOODS—3.0%
1,009,058	Kering SA (France)	536,299
5,499,839	NIKE Inc.	422,993
		959,292
TOTAL COMMON STOCKS
(Cost $17,545,272)		31,528,886

1

Harbor Capital Appreciation Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

SHORT-TERM INVESTMENTS—0.5%
(Cost $166,793)
Principal Amount		Value
REPURCHASE AGREEMENTS
$166,793	Repurchase Agreement with Fixed Income Clearing Corp. dated July 31, 2018 due August 1, 2018 at 0.350% collateralized by U.S. Treasury Notes (value $170,129)	$ 166,793
TOTAL INVESTMENTS—100.3%
(Cost $17,712,065)		31,695,679
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.3)%		(110,074)
TOTAL NET ASSETS—100.0%		$31,585,605
FAIR VALUE MEASUREMENTS
At July 31, 2018, all Repurchase Agreements and investments in Kering SA and Tencent Holdings Ltd. (as disclosed in the preceding Portfolio of Investments) are classified as Level 2 and all other investments are classified as Level 1. There were no Level 3 investments at July 31, 2018 or October 31, 2017 and no transfers between levels.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
The accompanying notes are an integral part of the Portfolios of Investments.
2

Harbor Strategic Growth Fund
Portfolio of Investments— July 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—95.1%
Shares		Value
AEROSPACE & DEFENSE—2.3%
4,541	TransDigm Group Inc.*	$ 1,705
AIR FREIGHT & LOGISTICS—4.2%
30,354	XPO Logistics Inc.*	3,027
BANKS—3.6%
9,762	First Republic Bank	965
31,856	U.S. Bancorp.	1,689
		2,654
BEVERAGES—2.1%
13,518	PepsiCo Inc.	1,555
CAPITAL MARKETS—2.6%
10,951	Moody's Corp.	1,874
CHEMICALS—4.6%
14,515	Ecolab Inc.	2,042
7,614	Praxair Inc.	1,276
		3,318
DIVERSIFIED FINANCIAL SERVICES—4.7%
17,189	Berkshire Hathaway Inc. Class B*	3,401
ELECTRICAL EQUIPMENT—2.9%
39,355	Sensata Technologies Holding plc (United Kingdom)*	2,140
ENERGY EQUIPMENT & SERVICES—4.1%
13,819	Core Laboratories NV (Netherlands)	1,549
21,412	Schlumberger Ltd.	1,446
		2,995
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—4.6%
22,489	American Tower Corp.	3,334
FOOD PRODUCTS—1.7%
27,795	Mondelez International Inc.	1,206
HEALTH CARE EQUIPMENT & SUPPLIES—2.0%
5,407	Teleflex Inc.	1,474
INDUSTRIAL CONGLOMERATES—7.2%
18,819	Honeywell International Inc.	3,004
7,482	Roper Technologies Inc.	2,259
		5,263
INSURANCE—4.8%
3,018	Markel Corp.*	3,531
INTERNET & DIRECT MARKETING RETAIL—2.8%
1,158	Amazon.com Inc.*	2,058
INTERNET SOFTWARE & SERVICES—6.2%
2,596	Alphabet Inc. Class C*	3,160
7,953	Facebook Inc.*	1,372
		4,532
IT SERVICES—2.8%
14,824	Visa Inc.	2,027
COMMON STOCKS—Continued
Shares		Value
LIFE SCIENCES TOOLS & SERVICES—1.7%
2,058	Mettler-Toledo International Inc. (Switzerland)*	$ 1,219
MACHINERY—2.3%
20,538	Fortive Corp.	1,686
PERSONAL PRODUCTS—3.1%
38,942	Unilever NV (Netherlands)	2,238
PHARMACEUTICALS—3.7%
4,671	Allergan plc (Ireland)	860
14,003	Johnson & Johnson	1,856
		2,716
ROAD & RAIL—1.3%
7,854	Kansas City Southern	913
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.7%
21,129	Microchip Technology Inc.	1,974
SOFTWARE—10.4%
8,557	Adobe Systems Inc.*	2,094
11,675	Intuit Inc.	2,384
64,696	Oracle Corp.	3,085
		7,563
SPECIALTY RETAIL—3.5%
21,331	Carmax Inc.*	1,593
3,143	O'Reilly Automotive Inc.*	962
		2,555
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.2%
12,402	Apple Inc.	2,360
TOTAL COMMON STOCKS
(Cost $53,572)		69,318

SHORT-TERM INVESTMENTS—4.9%
(Cost $3,593)
Principal Amount
REPURCHASE AGREEMENTS
$3,593	Repurchase Agreement with Fixed Income Clearing Corp. dated July 31, 2018 due August 1, 2018 at 0.350% collateralized by U.S. Treasury Notes (value $3,665)	3,593
TOTAL INVESTMENTS—100.0%
(Cost $57,165)		72,911
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		(12)
TOTAL NET ASSETS—100.0%		$72,899

3

Harbor Strategic Growth Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
At July 31, 2018, all Repurchase Agreements (as disclosed in the preceding Portfolio of Investments) are classified as Level 2 and all other investments are classified as Level 1. There were no Level 3 investments at July 31, 2018 or October 31, 2017 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.
4

Harbor Mid Cap Growth Fund
Portfolio of Investments— July 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—94.3%
Shares		Value
AEROSPACE & DEFENSE—1.3%
28,175	Harris Corp.	$ 4,647
AIRLINES—1.5%
301,715	JetBlue Airways Corp.*	5,431
AUTOMOBILES—1.0%
28,814	Ferrari NV (Netherlands)	3,821
BIOTECHNOLOGY—5.6%
6,906	Bluebird Bio Inc.*	1,070
176,679	Exact Sciences Corp.*	10,327
77,839	Ionis Pharmaceuticals Inc.*	3,400
23,340	Sage Therapeutics Inc.*	3,368
36,336	Seattle Genetics Inc.*	2,558
		20,723
CAPITAL MARKETS—2.8%
179,615	TD Ameritrade Holding Corp.	10,265
COMMERCIAL SERVICES & SUPPLIES—1.2%
54,369	Brink's Co.	4,341
CONSTRUCTION & ENGINEERING—1.4%
318,670	Williams Scotsman Corp.*	5,322
CONSTRUCTION MATERIALS—1.3%
42,983	Vulcan Materials Co.	4,814
CONTAINERS & PACKAGING—1.3%
41,280	Packaging Corp. of America	4,661
ELECTRICAL EQUIPMENT—2.3%
44,386	Rockwell Automation Inc.	8,325
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.0%
94,844	II-VI Inc.*	3,718
21,444	IPG Photonics Corp.*	3,517
27,992	Zebra Technologies Corp.*	3,861
		11,096
FOOD PRODUCTS—1.4%
74,988	Lamb Weston Holdings Inc.	5,269
HEALTH CARE EQUIPMENT & SUPPLIES—11.6%
29,402	Align Technology Inc.*	10,486
82,304	Baxter International Inc.	5,963
71,721	DexCom Inc.*	6,823
54,871	Edwards Lifesciences Corp.*	7,816
57,201	Haemonetics Corp.*	5,585
76,077	Insulet Corp.*	6,327
		43,000
HEALTH CARE TECHNOLOGY—1.2%
60,399	Veeva Systems Inc.*	4,568
HOTELS, RESTAURANTS & LEISURE—8.6%
85,577	Hilton Grand Vacations Inc.*	2,960
121,166	Hilton Worldwide Holdings Inc.	9,531
31,878	Marriott Vacations Worldwide Corp.	3,797
197,893	Melco Resorts & Entertainment Ltd. ADR (Hong Kong)[1]	5,118
86,742	Planet Fitness Inc.*	4,122
23,116	Vail Resorts Inc.	6,400
		31,928
COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—0.9%
17,547	Mohawk Industries Inc.*	$ 3,305
INTERNET & DIRECT MARKETING RETAIL—3.8%
48,529	Shutterfly Inc.*	3,992
73,695	TripAdvisor Inc.*	4,274
54,530	Wayfair Inc.*	5,934
		14,200
INTERNET SOFTWARE & SERVICES—6.2%
65,271	2U Inc.*	4,939
73,933	GoDaddy Inc.*	5,443
32,051	Okta Inc.*	1,591
28,357	Shopify Inc. Class A (Canada)*	3,919
39,592	Spotify Technology SA (Sweden)*	7,239
		23,131
LEISURE PRODUCTS—1.2%
41,902	Polaris Industries Inc.	4,417
MACHINERY—1.5%
34,806	IDEX Corp.	5,346
MULTILINE RETAIL—3.6%
145,659	Dollar Tree Inc.*	13,296
OIL, GAS & CONSUMABLE FUELS—1.2%
242,215	WPX Energy Inc.*	4,546
PHARMACEUTICALS—0.4%
64,700	Ono Pharmaceutical Co. Ltd. (Japan)	1,529
PROFESSIONAL SERVICES—3.3%
29,735	CoStar Group Inc.*	12,365
ROAD & RAIL—1.1%
34,104	JB Hunt Transport Services Inc.	4,089
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.3%
406,497	Advanced Micro Devices Inc.*	7,451
122,574	Microchip Technology Inc.	11,452
190,211	Teradyne Inc.	8,227
		27,130
SOFTWARE—12.7%
41,847	Autodesk Inc.*	5,375
22,527	Fair Isaac Corp.*	4,538
125,569	Guidewire Software Inc.*	10,824
78,477	ServiceNow Inc.*	13,809
101,541	Workday Inc.*	12,593
		47,139
SPECIALTY RETAIL—3.3%
165,638	Floor & Decor Holdings Inc.*	7,909
31,557	Tiffany & Co.	4,341
		12,250
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.8%
68,838	Logitech International SA (Switzerland)	3,027
TEXTILES, APPAREL & LUXURY GOODS—1.5%
69,452	Skechers U.S.A. Inc.*	1,925

5

Harbor Mid Cap Growth Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—Continued
57,616	Under Armour Inc. Class A*	$ 1,151
129,080	Under Armour Inc. Class C*	2,419
		5,495
TOTAL COMMON STOCKS
(Cost $279,330)		349,476

SHORT-TERM INVESTMENTS—6.6%
(Cost $24,398)
Principal Amount
REPURCHASE AGREEMENTS—6.6%
$24,398	Repurchase Agreement with Bank of America dated July 31, 2018 due August 1, 2018 at 1.90% collateralized by U.S. Treasury Notes (value $24,878)	24,398
TOTAL INVESTMENTS—100.9%
(Cost $303,728)		373,874
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.9)%		(3,345)
TOTAL NET ASSETS—100.0%		$370,529
RIGHTS/WARRANTS OPEN AT JULY 31, 2018
Description	No. of Contracts	Strike Price	Expiration Date	Cost (000s)	Value (000s)
Williams Scotsman Corp. Warrant	326,045	$ 11.50	9/10/2022	$ 280	$913

FAIR VALUE MEASUREMENTS
At July 31, 2018, all Repurchase Agreements and investments in Logitech International SA, Ono Pharmaceutical Co. Ltd. and Shopify Inc. Class A (as disclosed in the preceding Portfolio of Investments) are classified as Level 2 and all other investments are classified as Level 1. There were no Level 3 investments at July 31, 2018 or October 31, 2017 and no transfers between levels.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
DERIVATIVE INSTRUMENTS
The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2018.
Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Equity Contracts	$913	$—

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
The accompanying notes are an integral part of the Portfolios of Investments.
6

Harbor Small Cap Growth Fund
Portfolio of Investments— July 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—96.5%
Shares		Value
AEROSPACE & DEFENSE—3.1%
180,225	HEICO Corp.	$ 11,669
55,450	Teledyne Technologies Inc.*	12,167
		23,836
BANKS—2.5%
253,410	Bank of NT Butterfield & Son Ltd. (Bermuda)	12,533
181,317	Pacific Premier Bancorp Inc.*	6,709
		19,242
BEVERAGES—0.6%
54,460	MGP Ingredients Inc.	4,469
BIOTECHNOLOGY—7.1%
164,572	Acceleron Pharma Inc.*	7,169
224,871	Apellis Pharmaceuticals Inc.*	4,138
160,680	Ascendis Pharma A/S ADR (Denmark)*,1	10,917
80,410	Blueprint Medicines Corp.*	4,788
184,720	Clovis Oncology Inc.*	8,153
301,740	Fate Therapeutics Inc.*	2,694
80,280	Fibrogen Inc.*	5,066
576,056	Ironwood Pharmaceuticals Inc.*	11,106
		54,031
CAPITAL MARKETS—2.5%
101,293	Hamilton Lane Inc.	4,960
212,452	LPL Financial Holdings Inc.	14,084
		19,044
CHEMICALS—6.0%
335,090	Axalta Coating Systems Ltd. (Bermuda)*	10,136
181,630	H.B. Fuller Co.	10,295
137,280	Ingevity Corp.*	13,683
155,320	Trinseo SA (Luxembourg)	11,602
		45,716
COMMERCIAL SERVICES & SUPPLIES—1.6%
122,420	MSA Safety Inc.	12,350
COMMUNICATIONS EQUIPMENT—1.1%
162,090	Acacia Communications Inc.*	5,210
121,791	Ciena Corp.*	3,093
		8,303
CONSTRUCTION MATERIALS—1.4%
411,821	Summit Materials Inc.*	10,337
CONSUMER FINANCE—1.3%
94,058	Green Dot Corp.*	7,461
141,218	Santander Consumer USA Holdings Inc.	2,717
		10,178
CONTAINERS & PACKAGING—1.8%
276,920	Berry Global Group Inc.*	13,527
DIVERSIFIED CONSUMER SERVICES—2.7%
89,560	Bright Horizons Family Solutions Inc.*	9,582
193,385	Servicemaster Global Holdings Inc.*	11,021
		20,603
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—2.5%
93,750	Camden Property Trust	8,680
395,114	Stag Industrial Inc.	10,795
		19,475
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—6.6%
41,143	Cantel Medical Corp.	$ 3,814
246,170	Integra LifeSciences Holdings Corp.*	15,344
176,361	Masimo Corp.*	17,534
149,520	Novocure Ltd. (Jersey)*	5,084
354,550	Wright Medical Group NV (Netherlands)*	9,016
		50,792
HEALTH CARE TECHNOLOGY—1.0%
123,692	Omnicell Inc.*	7,360
HOTELS, RESTAURANTS & LEISURE—4.4%
197,040	Dave & Buster's Entertainment Inc.*	9,685
347,992	Eldorado Resorts Inc.*	14,911
149,443	Texas Roadhouse Inc.	9,391
		33,987
INSURANCE—1.0%
98,107	Kemper Corp.	7,829
INTERNET SOFTWARE & SERVICES—0.4%
81,600	Instructure Inc.*	3,158
IT SERVICES—3.7%
179,850	Interxion Holding NV (Netherlands)*	11,669
49,427	WEX Inc.*	9,382
147,675	WNS Holdings Ltd. ADR (Jersey)*,1	7,186
		28,237
LIFE SCIENCES TOOLS & SERVICES—4.1%
50,430	BIO-RAD Laboratories Inc.*	15,464
116,804	ICON plc (Ireland)*	16,255
		31,719
MACHINERY—2.7%
250,930	Flowserve Corp.	11,124
465,040	Milacron Holdings Corp.*	9,696
		20,820
MEDIA—4.7%
362,531	Lions Gate Entertainment Corp. Class B (Canada)	8,291
49,259	Madison Square Garden Co.*	15,378
162,134	Nexstar Media Group Inc.	12,071
		35,740
OIL, GAS & CONSUMABLE FUELS—4.9%
584,490	Centennial Resource Development Inc.*	10,497
68,812	Concho Resources Inc.*	10,036
122,110	PBF Energy Inc.	5,703
616,960	WPX Energy Inc.*	11,580
		37,816
PHARMACEUTICALS—6.2%
267,321	Aclaris Therapeutics Inc.*	4,582
177,289	Catalent Inc.*	7,393
1,768,059	Correvio Pharma Corp. (Canada)*,2	8,398
345,360	Cymabay Therapeutics Inc.*	3,865
173,272	Intersect ENT Inc.*	5,605
347,590	Medicines Co.*	13,810
80,081	Nektar Therapeutics*	4,212
		47,865
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.3%
216,596	HFF Inc.*	9,749

7

Harbor Small Cap Growth Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
ROAD & RAIL—1.6%
160,890	Ryder System Inc.	$ 12,598
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.8%
146,660	Advanced Energy Industries Inc.*	8,981
303,080	Integrated Device Technology Inc.*	10,435
44,559	Monolithic Power Systems Inc.	5,912
257,655	Ultra Clean Holdings Inc.*	3,458
		28,786
SOFTWARE—8.3%
83,102	Bottomline Technologies de Inc.*	4,479
154,081	Commvault Systems Inc.*	10,000
85,860	Nice Ltd. ADR (Israel)*,1	9,393
493,420	Nuance Communications Inc.*	7,288
72,224	Proofpoint Inc.*	8,237
107,554	Tableau Software Inc.*	11,086
48,050	Ultimate Software Group Inc.*	13,304
		63,787
SPECIALTY RETAIL—3.6%
429,150	American Eagle Outfitters Inc.	10,806
180,010	National Vision Holdings Inc.*	7,319
581,380	Party City Holdco Inc.*	9,157
		27,282
TRADING COMPANIES & DISTRIBUTORS—4.0%
290,536	Rush Enterprises Inc.	13,100
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—Continued
362,010	Univar Inc.*	$ 9,952
44,245	Watsco Inc.	7,633
		30,685
TOTAL COMMON STOCKS
(Cost $617,857)		739,321

SHORT-TERM INVESTMENTS—4.2%
(Cost $32,134)
Principal Amount
REPURCHASE AGREEMENTS
$32,134	Repurchase Agreement with Fixed Income Clearing Corp. dated July 31, 2018 due August 1, 2018 at 0.350% collateralized by U.S. Treasury Notes (value $32,780)	32,134
TOTAL INVESTMENTS—100.7%
(Cost $649,991)		771,455
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.7)%		(5,090)
TOTAL NET ASSETS—100.0%		$766,365

FAIR VALUE MEASUREMENTS
At July 31, 2018, all Repurchase Agreements (as disclosed in the preceding Portfolio of Investments) are classified as Level 2 and all other investments are classified as Level 1. There were no Level 3 investments at July 31, 2018 or October 31, 2017 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
AFFILIATED TRANSACTIONS
Certain of the Fund’s investments are in companies that are considered to be affiliated companies of the Fund because the Fund owned more than 5% of the outstanding voting securities of the company during the period November 1, 2017 through July 31, 2018. Transactions during the period in securities of these companies were as follows:
Security Name	Beginning Balance as of 11/01/2017 (000s)	Purchases (000s)	Sales (000s)	Net Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Net Dividend Income (000s)	Ending Balance as of 07/31/2018 (000s)
Correvio Pharma Corp. (Canada)[2]	$3,014	$896	$(240)	$(1,375)	$6,103	$–	$8,398

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
2	Previously known as Cardiome Pharma Corp.
The accompanying notes are an integral part of the Portfolios of Investments.
8

Harbor Small Cap Growth Opportunities Fund
Portfolio of Investments— July 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—97.4%
Shares		Value
AEROSPACE & DEFENSE—1.9%
72,403	Aerojet Rocketdyne Holdings Inc.*	$ 2,440
76,873	Maxar Technologies Ltd. (Canada)	3,764
		6,204
AIR FREIGHT & LOGISTICS—1.8%
38,184	Atlas Air Worldwide Holdings Inc.*	2,560
91,608	Echo Global Logistics Inc.*	3,156
		5,716
BANKS—2.5%
56,911	Chemical Financial Corp.	3,233
60,392	FB Financial Corp.	2,570
82,351	Tristate Capital Holdings Inc.*	2,421
		8,224
BEVERAGES—1.1%
199,955	Primo Water Corp.*	3,509
BIOTECHNOLOGY—6.0%
39,466	BioSpecifics Technologies Corp.*	1,796
95,706	Halozyme Therapeutics Inc.*	1,732
42,758	Intercept Pharmaceuticals Inc.*	3,897
12,353	Ligand Pharmaceuticals Inc.*	2,697
71,873	PTC Therapeutics Inc.*	2,736
20,082	Sarepta Therapeutics Inc.*	2,334
25,461	Spark Therapeutics Inc.*	1,954
69,645	Tesaro Inc.*	2,426
		19,572
COMMERCIAL SERVICES & SUPPLIES—2.6%
108,453	Advanced Disposal Services Inc.*	2,668
66,573	Healthcare Services Group Inc.	2,680
279,772	Hudson Technologies Inc.*	509
44,774	TETRA Tech Inc.	2,723
		8,580
COMMUNICATIONS EQUIPMENT—2.6%
225,597	Casa Systems Inc.*	3,436
333,711	Infinera Corp.*	2,777
149,352	Quantenna Communications Inc.*	2,379
		8,592
CONSTRUCTION & ENGINEERING—0.9%
63,307	Mastec Inc.*	2,947
CONSUMER FINANCE—1.0%
40,926	Green Dot Corp.*	3,246
DIVERSIFIED CONSUMER SERVICES—1.9%
70,878	Adtalem Global Education Inc.*	3,867
87,884	Chegg Inc.*	2,434
		6,301
DIVERSIFIED TELECOMMUNICATION SERVICES—1.4%
264,208	Iridium Communications Inc.*	4,571
ELECTRICAL EQUIPMENT—1.3%
116,128	Atkore International Group Inc.*	2,747
130,405	Power Solutions International Inc.*	1,539
		4,286
COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.5%
63,040	Methode Electronics Inc.	$ 2,474
46,120	MTS Systems Corp.	2,515
		4,989
FOOD & STAPLES RETAILING—0.6%
71,174	Chefs' Warehouse Inc.*	1,918
FOOD PRODUCTS—0.9%
98,818	Freshpet Inc.*	2,866
HEALTH CARE EQUIPMENT & SUPPLIES—5.5%
931,123	Cerus Corp.*	6,900
83,582	Cryolife Inc.*	2,491
305,819	Invacare Corp.	5,459
120,462	Wright Medical Group NV (Netherlands)*	3,063
		17,913
HEALTH CARE PROVIDERS & SERVICES—3.0%
51,987	LifePoint Health Inc.*	3,369
244,448	R1 RCM Inc.*	1,960
283,049	Surgery Partners Inc.*	4,274
		9,603
HEALTH CARE TECHNOLOGY—6.3%
284,398	Evolent Health Inc.*	5,745
43,114	Omnicell Inc.*	2,565
136,406	Quality Systems Inc.*	2,746
53,924	Teladoc Inc.*	3,228
202,958	Vocera Communications Inc.*	6,125
		20,409
HOTELS, RESTAURANTS & LEISURE—3.7%
12,340	Churchill Downs Inc.	3,528
55,486	Dave & Buster's Entertainment Inc.*	2,727
317,005	Playa Hotels & Resorts NV (Netherlands)*	3,294
55,574	Red Robin Gourmet Burgers Inc.*	2,629
		12,178
INSURANCE—2.2%
46,891	Kinsale Capital Group Inc.	2,777
163,501	National General Holdings Corp.	4,510
		7,287
INTERNET & DIRECT MARKETING RETAIL—1.3%
106,284	NutriSystem Inc.	4,251
INTERNET SOFTWARE & SERVICES—7.1%
99,551	Benefitfocus Inc.*	2,997
88,335	Carbonite Inc.*	3,030
612,633	Gogo Inc.*	2,193
57,558	Gtt Communications Inc.*	2,558
89,464	Hortonworks Inc.*	1,558
33,418	LogMeIn Inc.	2,709
537,175	Quotient Technology Inc.*	7,923
		22,968
IT SERVICES—3.7%
145,874	Interxion Holding NV (Netherlands)*	9,464
55,312	WNS Holdings Ltd. ADR (India)*,1	2,692
		12,156
LEISURE PRODUCTS—0.7%
164,832	Nautilus Inc.*	2,349

9

Harbor Small Cap Growth Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
MACHINERY—6.8%
101,643	Actuant Corp.	$ 2,902
80,034	CIRCOR International Inc.	3,549
157,198	Kornit Digital Ltd. (Israel)*	2,861
124,712	Meritor Inc.*	2,569
176,039	NN Inc.	3,785
158,524	REV Group Inc.	2,722
119,104	Rexnord Corp.*	3,602
		21,990
MEDIA—1.0%
40,809	World Wrestling Entertainment Inc.	3,228
OIL, GAS & CONSUMABLE FUELS—3.6%
282,184	Callon Petroleum Co.*	3,036
74,143	Matador Resources Co.*	2,484
137,208	SM Energy Co.	3,775
221,139	SRC Energy Inc.*	2,503
		11,798
PHARMACEUTICALS—4.5%
107,085	Medicines Co.*	4,254
173,644	Pacira Pharmaceuticals Inc.*	6,981
803,490	Teligent Inc.*	3,359
		14,594
PROFESSIONAL SERVICES—1.3%
80,426	WageWorks Inc.*	4,247
ROAD & RAIL—1.6%
261,539	Daseke Inc.*	2,273
37,298	Saia Inc.*	2,810
		5,083
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.6%
154,655	Inphi Corp.*	4,862
390,878	MaxLinear Inc.*	6,766
		11,628
SOFTWARE—2.5%
45,392	Imperva Inc.*	2,099
243,247	Onespan Inc.*	3,965
484,285	Synchronoss Technologies Inc.*	2,049
		8,113
SPECIALTY RETAIL—3.8%
70,679	Boot Barn Holdings Inc.*	1,653
122,778	Camping World Holdings Inc.	2,722
COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—Continued
93,454	Guess Inc.	$ 2,118
73,244	National Vision Holdings Inc.*	2,978
186,441	Party City Holdco Inc.*	2,936
		12,407
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.8%
169,029	Electronics for Imaging Inc.*	5,767
TEXTILES, APPAREL & LUXURY GOODS—1.0%
71,952	G-III Apparel Group Ltd.*	3,288
THRIFTS & MORTGAGE FINANCE—1.4%
64,117	Essent Group Ltd. (Bermuda)*	2,462
24,050	Meta Financial Group Inc.	2,151
		4,613
TRADING COMPANIES & DISTRIBUTORS—1.6%
75,277	Beacon Roofing Supply Inc.*	3,168
145,815	Foundation Building Materials Inc.*	2,113
		5,281
WATER UTILITIES—0.8%
163,990	Aquaventure Holdings Ltd. (Virgin Islands)*	2,712
WIRELESS TELECOMMUNICATION SERVICES—0.6%
54,640	Shenandoah Telecommunications Co.	1,803
TOTAL COMMON STOCKS
(Cost $280,709)		317,187

SHORT-TERM INVESTMENTS—2.5%
(Cost $8,178)
Principal Amount
REPURCHASE AGREEMENTS
$8,178	Repurchase Agreement with Fixed Income Clearing Corp. dated July 31, 2018 due August 1, 2018 at 0.350% collateralized by U.S. Treasury Notes (value $8,344)	8,178
TOTAL INVESTMENTS—99.9%
(Cost $288,887)		325,365
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		353
TOTAL NET ASSETS—100.0%		$325,718

FAIR VALUE MEASUREMENTS
At July 31, 2018, all Repurchase Agreements (as disclosed in the preceding Portfolio of Investments) are classified as Level 2 and all other investments are classified as Level 1. There were no Level 3 investments at July 31, 2018 or October 31, 2017 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
The accompanying notes are an integral part of the Portfolios of Investments.
10

Harbor Large Cap Value Fund
Portfolio of Investments— July 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—97.4%
Shares		Value
AEROSPACE & DEFENSE—2.7%
131,000	General Dynamics Corp.	$ 26,169
BANKS—14.2%
2,850,000	Banco Bilbao Vizcaya SA ADR (Spain)[1]	20,805
1,075,000	Bank of America Corp.	33,196
157,000	BOK Financial Corp.	15,281
135,000	Cullen/Frost Bankers Inc.	14,916
325,000	East West Bancorp Inc.	21,041
171,000	JPMorgan Chase & Co.	19,656
2,300,000	Mitsubishi UFJ Financial Group Inc. ADR (Japan)[1]	14,076
		138,971
BEVERAGES—2.5%
537,000	Coca-Cola Co.	25,040
BIOTECHNOLOGY—5.2%
252,000	AbbVie Inc.	23,242
140,000	Amgen Inc.	27,517
		50,759
BUILDING PRODUCTS—2.3%
599,000	Johnson Controls International plc	22,468
CAPITAL MARKETS—2.6%
176,000	Ameriprise Financial Inc.	25,638
CHEMICALS—2.5%
225,000	PPG Industries Inc.	24,898
CONSTRUCTION MATERIALS—2.4%
119,000	Martin Marietta Materials Inc.	23,731
CONSUMER FINANCE—2.3%
235,000	Capital One Financial Corp.	22,165
ENERGY EQUIPMENT & SERVICES—2.2%
510,000	Halliburton Co.	21,634
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—2.0%
108,833	Equity Lifestyle Properties Inc.	9,903
105,978	Sun Communities Inc.	10,275
		20,178
FOOD & STAPLES RETAILING—3.8%
621,000	Kroger Co.	18,009
284,000	Walgreens Boots Alliance Inc.	19,204
		37,213
FOOD PRODUCTS—3.4%
343,000	Archer Daniels Midland Co.	16,553
400,000	Mondelez International Inc.	17,352
		33,905
GAS UTILITIES—1.9%
340,000	National Fuel Gas Co.	18,258
HEALTH CARE EQUIPMENT & SUPPLIES—5.5%
285,000	Danaher Corp.	29,235
277,000	Medtronic plc (Ireland)	24,994
		54,229
HEALTH CARE PROVIDERS & SERVICES—1.7%
415,000	Acadia Healthcare Co. Inc.*	16,384
COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—4.8%
450,000	Lennar Corp. Class A	$ 23,521
7,120	Lennar Corp. Class B	308
435,000	Sony Corp. ADR (Japan)[1]	23,499
		47,328
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—1.4%
1,032,000	AES Corp.	13,788
INSURANCE—2.1%
147,000	Chubb Ltd. (Switzerland)	20,539
IT SERVICES—2.6%
307,000	PayPal Holdings Inc.*	25,217
MACHINERY—2.8%
360,000	Oshkosh Corp.	27,090
OIL, GAS & CONSUMABLE FUELS—5.2%
28,725	EQT Corp.	1,427
247,000	Phillips 66	30,465
102,000	Pioneer Natural Resources Co.	19,306
		51,198
PERSONAL PRODUCTS—2.2%
374,000	Unilever NV (United Kingdom)	21,490
PHARMACEUTICALS—2.1%
243,000	Novartis AG ADR (Switzerland)[1]	20,388
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.2%
333,000	Microchip Technology Inc.	31,112
SOFTWARE—10.7%
176,000	Adobe Systems Inc.*	43,064
154,000	ANSYS Inc.*	26,007
334,000	Microsoft Corp.	35,431
		104,502
SPECIALTY RETAIL—3.1%
154,000	Home Depot Inc.	30,418
TOTAL COMMON STOCKS
(Cost $758,762)		954,710

SHORT-TERM INVESTMENTS—2.9%
(Cost $28,223)
Principal Amount
REPURCHASE AGREEMENTS
$28,223	Repurchase Agreement with Fixed Income Clearing Corp. dated July 31, 2018 due August 1, 2018 at 0.350% collateralized by U.S. Treasury Notes (value $28,792)	28,223
TOTAL INVESTMENTS—100.3%
(Cost $786,985)		982,933
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.3)%		(3,105)
TOTAL NET ASSETS—100.0%		$979,828

11

Harbor Large Cap Value Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
At July 31, 2018, all Repurchase Agreements (as disclosed in the preceding Portfolio of Investments) are classified as Level 2 and all other investments are classified as Level 1. There were no Level 3 investments at July 31, 2018 or October 31, 2017 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
The accompanying notes are an integral part of the Portfolios of Investments.
12

Harbor Mid Cap Value Fund
Portfolio of Investments— July 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—99.0%
Shares		Value
AEROSPACE & DEFENSE—1.8%
29,700	Huntington Ingalls Industries Inc.	$ 6,922
136,400	Spirit AeroSystems Holdings Inc.	12,719
		19,641
AIR FREIGHT & LOGISTICS—0.4%
74,217	Atlas Air Worldwide Holdings Inc.*	4,976
AIRLINES—2.8%
79,057	Alaska Air Group Inc.	4,967
175,700	American Airlines Group Inc.	6,947
375,200	JetBlue Airways Corp.*	6,754
151,000	United Continental Holdings Inc.*	12,140
		30,808
AUTO COMPONENTS—2.5%
118,200	American Axle & Manufacturing Holdings Inc.*	1,976
76,500	BorgWarner Inc.	3,521
32,900	Cooper-Standard Holdings Inc.*	4,435
277,200	Goodyear Tire & Rubber Co.	6,711
46,300	Lear Corp.	8,340
68,500	Tenneco Inc.	3,158
		28,141
AUTOMOBILES—0.4%
91,600	Harley-Davidson Inc.	3,929
BANKS—7.3%
120,000	Banco Latinoamericano de Comercio Exterior SA (Panama)	2,852
134,800	CIT Group Inc.	7,135
267,800	Citizens Financial Group Inc.	10,653
327,900	Fifth Third Bancorp	9,703
495,200	KeyCorp	10,335
905,300	Regions Financial Corp.	16,848
225,100	SunTrust Banks Inc.	16,223
164,900	Zions Bancorporation	8,525
		82,274
BUILDING PRODUCTS—0.4%
76,600	Owens Corning	4,766
CAPITAL MARKETS—3.3%
111,000	Ameriprise Financial Inc.	16,169
144,135	Lazard Ltd. (Bermuda)	7,827
121,300	Legg Mason Inc.	4,140
8,069	Piper Jaffray Cos.	624
329,374	Prospect Capital Corp.	2,306
61,800	Raymond James Financial Inc.	5,660
		36,726
CHEMICALS—4.9%
9,746	A. Schulman Inc.	422
86,000	Cabot Corp.	5,685
97,900	Celanese Corp.	11,563
112,122	Chemours Co.	5,136
163,800	Eastman Chemical Co.	16,973
289,700	Huntsman Corp.	9,714
70,400	Trinseo SA (Luxembourg)	5,259
		54,752
COMMERCIAL SERVICES & SUPPLIES—0.3%
20,712	LSC Communications Inc.	311
COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
304,900	Pitney Bowes Inc.	$ 2,662
55,233	RR Donnelley & Sons Co.	326
		3,299
COMMUNICATIONS EQUIPMENT—0.7%
288,400	Juniper Networks Inc.	7,596
CONSUMER FINANCE—2.1%
136,700	Ally Financial Inc.	3,658
176,200	Discover Financial Services	12,583
225,200	Navient Corp.	2,975
72,275	Nelnet Inc.	4,248
		23,464
CONTAINERS & PACKAGING—0.9%
260,946	Owens-Illinois Inc.*	4,875
95,900	WestRock Co.	5,560
		10,435
DIVERSIFIED FINANCIAL SERVICES—0.5%
120,200	Voya Financial Inc.	6,072
ELECTRIC UTILITIES—4.0%
82,400	Edison International	5,490
209,600	Entergy Corp.	17,036
467,700	FirstEnergy Corp.	16,571
205,254	PPL Corp.	5,905
		45,002
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.4%
76,400	Avnet Inc.	3,350
235,500	Corning Inc.	7,814
149,500	Flex Ltd. (Singapore)*	2,087
79,185	Methode Electronics Inc.	3,108
41,800	Tech Data Corp.*	3,486
196,236	TTM Technologies Inc.*	3,407
154,200	Vishay Intertechnology Inc.	3,855
		27,107
ENERGY EQUIPMENT & SERVICES—0.3%
209,866	McDermott International Inc. (Panama)*	3,780
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—10.5%
286,300	CBL & Associates Properties Inc.	1,560
286,200	DDR Corp.	3,921
507,836	Franklin Street Properties Corp.	4,474
113,800	Gaming And Leisure Properties Inc.	4,133
211,000	Government Properties Income Trust	3,180
188,700	Hersha Hospitality Trust	4,074
229,600	Hospitality Properties Trust	6,491
512,200	Host Hotels & Resorts Inc.	10,726
733,500	Lexington Realty Trust	6,447
243,500	Mack-Cali Realty Corp.	4,741
535,200	Medical Properties Trust Inc.	7,712
54,748	National Health Investors Inc.	4,097
251,500	OMEGA Healthcare Investors Inc.	7,467
166,038	Outfront Media Inc.	3,528
395,500	Piedmont Office Realty Trust Inc.	7,823
28,620	Retail Value Inc.*	946
170,300	Sabra Health Care REIT Inc.	3,680
209,812	Select Income REIT	4,375
411,114	Senior Housing Properties Trust	7,334
55,030	Spirit MTA REIT*	550

13

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—Continued
550,300	Spirit Realty Capital Inc.	$ 4,606
277,300	Summit Hotel Properties Inc.	3,924
663,000	Vereit Inc.	5,059
244,700	Xenia Hotels & Resorts Inc.	5,968
		116,816
FOOD & STAPLES RETAILING—1.5%
62,200	Ingles Markets Inc.	1,850
446,600	Kroger Co.	12,951
73,814	Supervalu Inc.*	2,386
		17,187
FOOD PRODUCTS—3.0%
67,500	Archer Daniels Midland Co.	3,258
152,800	General Mills Inc.	7,038
54,200	Ingredion Inc.	5,490
80,300	JM Smucker Co.	8,923
143,800	Tyson Foods Inc.	8,290
		32,999
HEALTH CARE PROVIDERS & SERVICES—4.2%
94,600	Cardinal Health Inc.	4,725
24,800	CIGNA Corp.	4,450
97,100	Davita Inc.*	6,824
116,600	HCA Healthcare Inc.	14,485
41,600	Laboratory Corp. of America Holdings*	7,294
61,286	LifePoint Health Inc.*	3,971
57,348	Magellan Health Inc.*	4,172
73,000	Owens & Minor Inc.	1,378
		47,299
HOTELS, RESTAURANTS & LEISURE—0.9%
171,600	Brinker International Inc.	8,094
15,250	Wyndham Destinations Inc.	703
15,250	Wyndham Hotels & Resorts Inc.	885
		9,682
HOUSEHOLD DURABLES—2.0%
101,478	Ethan Allen Interiors Inc.	2,283
65,200	Meritage Homes Corp.*	2,813
183,453	PulteGroup Inc.	5,227
133,500	Toll Brothers Inc.	4,707
59,600	Whirlpool Corp.	7,814
		22,844
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—0.4%
369,800	AES Corp.	4,940
INSURANCE—7.2%
130,200	Aflac Inc.	6,060
70,800	Allstate Corp.	6,735
47,574	American Financial Group Inc.	5,361
4,013	AmTrust Financial Services Inc.	58
43,700	Assurant Inc.	4,820
88,400	Assured Guaranty Ltd. (Bermuda)	3,441
51,900	Axis Capital Holdings Ltd. (Bermuda)	2,935
33,400	Everest Re Group Ltd. (Bermuda)	7,293
150,800	Hartford Financial Services Group Inc.	7,947
179,800	Lincoln National Corp.	12,244
251,000	Maiden Holdings Ltd. (Bermuda)	2,184
254,300	Old Republic International Corp.	5,419
79,000	Principal Financial Group Inc.	4,588
COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
134,600	Universal Insurance Holdings Inc.	$ 5,976
139,000	Unum Group	5,523
		80,584
IT SERVICES—1.3%
110,756	Convergys Corp.	2,725
46,700	DXC Technology Co.	3,957
178,809	Travelport Worldwide Ltd. (Bermuda)	3,379
228,100	Western Union Co.	4,599
		14,660
LEISURE PRODUCTS—0.4%
65,300	Brunswick Corp.	4,199
MACHINERY—3.9%
42,500	AGCO Corp.	2,678
170,200	Briggs & Stratton Corp.	3,011
86,600	Cummins Inc.	12,367
161,900	Meritor Inc.*	3,335
67,100	Oshkosh Corp.	5,049
29,300	Snap-on Inc.	4,969
64,700	Timken Co.	3,187
76,100	Trinity Industries Inc.	2,899
327,400	Wabash National Corp.	6,483
		43,978
MEDIA—1.3%
115,600	AMC Networks Inc.*	6,970
290,841	Gannett Co. Inc.	3,074
144,100	TEGNA Inc.	1,589
108,800	Viacom Inc.	3,161
		14,794
METALS & MINING—0.6%
78,500	Reliance Steel & Aluminum Co.	7,081
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—1.7%
624,000	Annaly Capital Management Inc.	6,689
29,955	Granite Point Mortgage Trust Inc.	569
171,000	Invesco Mortgage Capital Inc.	2,837
298,300	MFA Financial Inc.	2,402
191,300	PennyMac Mortgage Investment Trust	3,690
158,050	Two Harbors Investment Corp.	2,450
		18,637
MULTILINE RETAIL—2.2%
91,600	Big Lots Inc.	3,978
50,800	Dillard's Inc.	4,078
149,600	Kohl's Corp.	11,051
150,600	Macy's Inc.	5,983
		25,090
MULTI-UTILITIES—1.9%
314,200	Public Service Enterprise Group Inc.	16,200
136,840	SCANA Corp.	5,472
		21,672
OIL, GAS & CONSUMABLE FUELS—5.2%
24,400	Andeavor	3,661
240,100	Carrizo Oil & Gas Inc.*	6,766
355,616	Gulfport Energy Corp.*	4,093
357,559	Laredo Petroleum Inc.*	3,332
145,700	Marathon Petroleum Corp.	11,777

14

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
112,800	Newfield Exploration Co.*	$ 3,240
163,700	PBF Energy Inc.	7,645
474,000	SRC Energy Inc.*	5,366
108,100	Valero Energy Corp.	12,794
		58,674
PAPER & FOREST PRODUCTS—0.4%
98,600	Domtar Corp.	4,754
PHARMACEUTICALS—1.3%
49,900	Jazz Pharmaceuticals plc (Ireland)*	8,637
110,150	Lannett Co. Inc.*	1,404
108,500	Mylan NV (Netherlands)*	4,048
		14,089
PROFESSIONAL SERVICES—0.7%
79,400	ManpowerGroup Inc.	7,405
ROAD & RAIL—0.4%
62,800	Ryder System Inc.	4,917
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.5%
475,000	Amkor Technology Inc.*	4,123
123,200	Applied Materials Inc.	5,991
84,900	Cirrus Logic Inc.*	3,673
83,200	Lam Research Corp.	15,861
409,900	On Semiconductor Corp.*	9,038
		38,686
SPECIALTY RETAIL—4.5%
121,000	Autonation Inc.*	5,872
92,800	Bed Bath & Beyond Inc.	1,738
100,700	Best Buy Co. Inc.	7,556
116,700	Dick's Sporting Goods Inc.	3,984
127,400	Foot Locker Inc.	6,218
89,100	GameStop Corp.	1,284
170,500	Gap Inc.	5,144
73,700	Group 1 Automotive Inc.	5,158
61,063	Murphy USA Inc.*	4,839
677,800	Office Depot Inc.	1,701
76,700	Penske Automotive Group Inc.	4,004
26,700	The Children's Place Retail Stores Inc.	3,282
		50,780
COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.6%
242,314	HP Inc.	$ 5,592
197,600	NCR Corp.*	5,517
112,600	NetApp Inc.	8,729
143,800	Seagate Technology plc (Ireland)	7,567
106,200	Western Digital Corp.	7,450
189,900	Xerox Corp.	4,932
		39,787
TEXTILES, APPAREL & LUXURY GOODS—0.5%
88,500	Michael Kors Holdings Ltd.*	5,906
THRIFTS & MORTGAGE FINANCE—0.7%
306,700	MGIC Investment Corp.*	3,828
185,900	Radian Group Inc.	3,560
		7,388
TRADING COMPANIES & DISTRIBUTORS—0.2%
113,600	Aircastle Ltd. (Bermuda)	2,355
TOTAL COMMON STOCKS
(Cost $967,071)		1,109,971

SHORT-TERM INVESTMENTS—0.8%
(Cost $8,735)
Principal Amount
REPURCHASE AGREEMENTS
$8,735	Repurchase Agreement with Fixed Income Clearing Corp. dated July 31, 2018 due August 1, 2018 at 0.350% collateralized by U.S. Treasury Notes (value $8,912)	8,735
TOTAL INVESTMENTS—99.8%
(Cost $975,806)		1,118,706
CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		1,887
TOTAL NET ASSETS—100.0%		$1,120,593

FAIR VALUE MEASUREMENTS
At July 31, 2018, all Repurchase Agreements (as disclosed in the preceding Portfolio of Investments) are classified as Level 2 and all other investments are classified as Level 1. There were no Level 3 investments at July 31, 2018 or October 31, 2017 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.
15

Harbor Small Cap Value Fund
Portfolio of Investments— July 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—97.3%
Shares		Value
AEROSPACE & DEFENSE—7.0%
726,001	Hexcel Corp.	$ 50,101
238,672	Moog Inc.	17,903
180,710	Teledyne Technologies Inc.*	39,652
		107,656
BANKS—9.8%
1,063,834	Cadence Bancorp	28,968
320,917	Enterprise Financial Services Corp.	18,052
384,184	Heartland Financial USA Inc.	22,571
519,209	Sterling Bancorp	11,526
656,742	Trustmark Corp.	23,111
613,329	United Bankshares Inc.	22,663
503,344	WesBanco Inc.	24,598
		151,489
CAPITAL MARKETS—4.1%
326,278	Eaton Vance Corp.	17,335
310,076	Raymond James Financial Inc.	28,400
328,313	Stifel Financial Corp.	18,100
		63,835
CHEMICALS—3.0%
360,050	Cabot Corp.	23,800
284,266	Scotts Miracle-Gro Co.	22,579
		46,379
COMMERCIAL SERVICES & SUPPLIES—1.2%
670,880	Casella Waste Systems Inc.*	18,489
CONSUMER FINANCE—2.6%
484,759	Firstcash Inc.	39,362
ELECTRICAL EQUIPMENT—2.2%
422,365	EnerSys	34,664
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—10.6%
274,200	Anixter International Inc.*	19,989
143,749	Coherent Inc.*	22,721
524,964	FLIR Systems Inc.	30,763
162,432	Littelfuse Inc.	35,219
361,678	OSI Systems Inc.*	28,847
900,919	Sanmina Corp.*	26,217
		163,756
ENERGY EQUIPMENT & SERVICES—2.9%
199,068	Core Laboratories NV (Netherlands)	22,319
645,779	Oil States International Inc.*	22,538
		44,857
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—4.4%
275,699	EastGroup Properties Inc.	26,280
1,088,067	Medical Properties Trust Inc.	15,679
689,682	Pebblebrook Hotel Trust	26,587
		68,546
FOOD & STAPLES RETAILING—1.0%
462,546	United Natural Foods Inc.*	14,894
FOOD PRODUCTS—2.0%
1,505,414	Darling Ingredients Inc.*	30,244
GAS UTILITIES—1.3%
597,238	South Jersey Industries Inc.	20,264
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—1.4%
232,975	Cantel Medical Corp.	$ 21,599
HEALTH CARE PROVIDERS & SERVICES—2.9%
573,318	MEDNAX Inc.*	24,532
187,666	Molina Healthcare Inc.*	19,534
		44,066
HOUSEHOLD DURABLES—1.7%
594,420	Meritage Homes Corp.*	25,649
INSURANCE—6.9%
664,357	American Equity Investment Life Holding Co.	23,738
391,844	Horace Mann Educators Corp.	17,124
222,388	Reinsurance Group of America Inc.	31,468
227,935	State Auto Financial Corp.	7,371
435,265	United Fire Group Inc.	26,242
		105,943
IT SERVICES—1.7%
443,060	ManTech International Corp.	26,517
MACHINERY—13.1%
436,467	Albany International Corp.	28,872
585,502	Altra Industrial Motion Corp.	25,704
638,907	Franklin Electric Co. Inc.	31,594
2,304,731	Mueller Water Products Inc.	28,463
219,826	Snap-on Inc.	37,280
562,392	Timken Co.	27,698
967,152	Welbilt Inc.*	22,051
		201,662
OIL, GAS & CONSUMABLE FUELS—3.1%
451,134	PDC Energy Inc.*	28,412
384,430	Whiting Petroleum Corp.*	19,087
		47,499
PHARMACEUTICALS—2.2%
803,420	Catalent Inc.*	33,503
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—8.6%
256,779	Advanced Energy Industries Inc.*	15,725
329,654	Cabot Microelectronics Corp.	39,707
790,637	Entegris Inc.	27,791
1,407,248	FormFactor Inc.*	18,224
232,218	Monolithic Power Systems Inc.	30,810
		132,257
TEXTILES, APPAREL & LUXURY GOODS—1.7%
740,072	Wolverine World Wide Inc.	26,184
TRADING COMPANIES & DISTRIBUTORS—1.9%
356,241	GATX Corp.	29,333
TOTAL COMMON STOCKS
(Cost $1,041,432)		1,498,647

16

Harbor Small Cap Value Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

SHORT-TERM INVESTMENTS—3.1%
(Cost $47,218)
Principal Amount		Value
REPURCHASE AGREEMENTS
$47,218	Repurchase Agreement with Fixed Income Clearing Corp. dated July 31, 2018 due August 1, 2018 at 0.350% collateralized by U.S. Treasury Notes (value $48,163)	$ 47,218
TOTAL INVESTMENTS—100.4%
(Cost $1,088,650)		1,545,865
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.4)%		(5,717)
TOTAL NET ASSETS—100.0%		$1,540,148
FAIR VALUE MEASUREMENTS
At July 31, 2018, all Repurchase Agreements (as disclosed in the preceding Portfolio of Investments) are classified as Level 2 and all other investments are classified as Level 1. There were no Level 3 investments at July 31, 2018 or October 31, 2017 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.
17

Harbor Small Cap Value Opportunities Fund
Portfolio of Investments— July 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—93.9%
Shares		Value
BANKS—12.2%
10,620	Bank of NT Butterfield & Son Ltd. (Bermuda)	$ 525
7,900	Cathay General Bancorp	329
23,400	First Hawaiian Inc.	661
11,000	Glacier Bancorp Inc.	470
9,600	Hancock Holding Co.	482
9,250	Popular Inc. (Puerto Rico)	459
40,900	Sterling Bancorp	908
5,404	Wintrust Financial Corp.	474
		4,308
BUILDING PRODUCTS—1.6%
18,000	Continental Building Products Inc.*	574
CAPITAL MARKETS—1.2%
11,980	Artisan Partners Asset Management Inc.	413
COMMERCIAL SERVICES & SUPPLIES—4.4%
11,980	Kar Auction Services Inc.	712
15,200	Ritchie Bros Auctioneers Inc. (Canada)	506
23,700	Steelcase Inc.	326
		1,544
CONSUMER FINANCE—1.5%
39,350	Navient Corp.	520
CONTAINERS & PACKAGING—1.5%
19,650	Silgan Holdings Inc.	541
DIVERSIFIED FINANCIAL SERVICES—1.5%
56,900	FGL Holdings (Cayman Islands)*	513
ENERGY EQUIPMENT & SERVICES—6.5%
10,750	Cactus Inc.*	352
59,260	Forum Energy Technologies Inc.*	779
35,087	NCS Multistage Holdings Inc.*	556
177,550	Weatherford International plc (Ireland)*	602
		2,289
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—7.1%
17,650	Corecivic Inc.	452
32,450	Outfront Media Inc.	690
30,600	Physicians Realty Trust	482
20,300	QTS Realty Trust Inc.	868
		2,492
FOOD PRODUCTS—2.9%
7,040	Post Holdings Inc.*	609
8,884	TreeHouse Foods Inc.*	422
		1,031
HEALTH CARE EQUIPMENT & SUPPLIES—1.7%
16,550	Natus Medical Inc.*	604
HEALTH CARE PROVIDERS & SERVICES—2.0%
11,640	Acadia Healthcare Co. Inc.*	460
2,750	Amedisys Inc.*	257
		717
HOTELS, RESTAURANTS & LEISURE—2.5%
18,300	Dave & Buster's Entertainment Inc.*	899
INSURANCE—6.5%
13,061	Argo Group International Holdings Ltd. (Bermuda)	817
COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
26,980	Aspen Insurance Holdings Ltd. (Bermuda)	$ 1,092
9,950	Assured Guaranty Ltd. (Bermuda)	387
		2,296
INTERNET SOFTWARE & SERVICES—2.4%
30,450	Cars.com Inc.*	864
IT SERVICES—2.1%
32,350	Evertec Inc. (Puerto Rico)	754
LIFE SCIENCES TOOLS & SERVICES—2.0%
14,455	Syneos Health Inc.*	712
MACHINERY—4.4%
12,000	Altra Industrial Motion Corp.	527
7,280	EnPro Industries Inc.	556
10,730	Terex Corp.	473
		1,556
MEDIA—1.1%
20,340	Liberty Latin America Ltd. (United Kingdom)*	388
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—1.8%
37,050	Redwood Trust Inc.	623
MULTI-UTILITIES—1.5%
9,009	Northwestern Corp.	535
OIL, GAS & CONSUMABLE FUELS—3.3%
49,600	Oasis Petroleum Inc.*	606
30,495	WPX Energy Inc.*	572
		1,178
PERSONAL PRODUCTS—0.9%
21,850	Elf Beauty Inc.*	316
PROFESSIONAL SERVICES—1.2%
26,650	Resources Connection Inc.	424
ROAD & RAIL—3.0%
6,920	Genesee & Wyoming Inc.*	595
14,297	Knight-Swift Transportation Holdings Inc.	465
		1,060
SPECIALTY RETAIL—7.9%
178,960	Ascena Retail Group Inc.*	659
58,636	Michaels Cos Inc.*	1,197
19,950	Party City Holdco Inc.*	314
10,600	Signet Jewelers Ltd. (Bermuda)	612
		2,782
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.8%
56,972	Diebold Nixdorf Inc.	647
THRIFTS & MORTGAGE FINANCE—3.1%
16,450	Essent Group Ltd. (Bermuda)*	632
13,880	Washington Federal Inc.	465
		1,097

18

Harbor Small Cap Value Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—4.3%
9,040	Air Lease Corp.	$ 398
27,050	Beacon Roofing Supply Inc.*	1,138
		1,536
TOTAL COMMON STOCKS
(Cost $30,583)		33,213

SHORT-TERM INVESTMENTS—6.2%
(Cost $2,185)
Principal Amount
REPURCHASE AGREEMENTS
$2,185	Repurchase Agreement with Fixed Income Clearing Corp. dated July 31, 2018 due August 1, 2018 at 0.350% collateralized by U.S. Treasury Notes (value $2,230)	2,185
TOTAL INVESTMENTS—100.1%
(Cost $32,768)		35,398
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.1)%		(60)
TOTAL NET ASSETS—100.0%		$35,338
FAIR VALUE MEASUREMENTS
At July 31, 2018, all Repurchase Agreements (as disclosed in the preceding Portfolio of Investments) are classified as Level 2 and all other investments are classified as Level 1. There were no Level 3 investments at July 31, 2018 or October 31, 2017 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.
19

Harbor Domestic Equity Funds
Notes to Portfolios of Investments— July 31, 2018 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of July 31, 2018, the Trust consists of 32 separate portfolios. The portfolios covered by this report are: Harbor Capital Appreciation Fund, Harbor Strategic Growth Fund, Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund, Harbor Small Cap Growth Opportunities Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Value Fund, Harbor Small Cap Value Fund and Harbor Small Cap Value Opportunities Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.
The Funds currently offer four classes of shares, designated as Institutional Class, Retirement Class, Administrative Class, and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights with respect to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (“SEC”) and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.
Note 2—Significant Accounting Policies
Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.
Security Valuation
The Trust’s valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded notes and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.
20

Harbor Domestic Equity Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.
When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 in the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the fair value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.
If evaluated pricing through a third-party pricing vendor is not available or deemed not to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing securities are not necessarily indicative of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, if any, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to
21

Harbor Domestic Equity Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Levels 1, 2, or 3, transfers between levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
U.S. Government Securities
U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors are not backed by the full faith and credit of the U.S. government and include the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.
Repurchase Agreements
In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), a Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. A Fund seeks to further mitigate its counterparty risk by entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default, including bankruptcy, the Fund may terminate any repurchase agreements with that counterparty, determine the net amount owned, and sell or retain the collateral up to the net amount owed to the Fund. A counterparty’s default may cause the Fund to suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the terms of the master repurchase agreement.
During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities.
Options
An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). Purchased call options tend to increase a Fund’s exposure to the underlying instrument. Purchased put options tend to decrease a Fund’s exposure to the underlying instrument.
When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.
During the period, Harbor Mid Cap Growth Fund purchased option contracts to manage its exposure to equity prices.
22

Harbor Domestic Equity Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Foreign Currency Spot Contracts
A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days.
The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in fair value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.
During the period, Harbor Capital Appreciation Fund, Harbor Mid Cap Growth Fund, and Harbor Small Cap Growth Opportunities Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, when applicable, are translated into U.S. dollars based on the current exchange rates at period end.
Reported net realized gains and losses on foreign currency transactions, when applicable, represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities, when applicable, are included in the net realized and unrealized gain or loss on investments in the statement of operations.
Securities Lending
Each Fund may engage in securities lending, whereby a Fund lends its securities to financial institutions in order to increase its income. The Trust has engaged State Street Bank and Trust Company to act as its agent (the “Lending Agent”) with respect to the lending of portfolio securities of the Funds, pursuant to the terms and conditions of a Securities Lending Authorization Agreement (the “SLA Agreement”). Securities loans are required to be secured at all times during the term of the loan by cash collateral that is at least equal to the value of the loaned securities determined at the close of each business day. Any additional collateral that may be required to secure a loan is delivered to the Fund on the next business day. This collateral is recognized as the gross liability for securities loaned in the statement of assets and liabilities. The cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio (the “Navigator Portfolio”), a money market mutual fund that seeks to provide income while maintaining a stable net asset value of $1.00. There is no assurance that the Navigator Portfolio will maintain a stable net asset value and the Funds are subject to the risk of loss on the cash collateral invested. A portion of the earnings generated by the investment of the cash collateral is rebated to the borrower for the use of the cash collateral and these earnings (less any rebate) are then divided between the Fund and the Lending Agent, as a fee for its services, according to agreed-upon rates. The Lending Agent and a Fund will share in any shortfall in the rebate due to the borrower, according to agreed-upon rates. In addition to receiving a fee from the borrower based on the demand for securities loaned and earning income on the investment of the cash collateral, a Fund receives substitute interest, dividends, or other amounts on the loaned securities, during the term of a loan. Net securities lending income is disclosed as such in the statement of operations.
Loans may be terminated at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities that are identical to the loaned securities. The Funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned and the risk that the value of the collateral falls below the value of the securities on loan. Each Fund seeks to mitigate this risk through the SLA Agreement, which provides that in the event of default, the Lending Agent may apply the proceeds of the cash collateral from the loaned securities toward the purchase of replacement securities. If such proceeds are insufficient or the collateral is unavailable, the Lending Agent will purchase replacement securities at its
23

Harbor Domestic Equity Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
sole expense, or if unable to do so, the Lending Agent may credit to the Fund’s account an amount equal to the fair value of the unreturned loaned securities. As the securities loans are subject to termination by the Funds or the borrower at any time, the remaining contractual maturities of each securities lending transaction is considered to be overnight and continuous.
During the period, Harbor Capital Appreciation Fund engaged in securities lending. As of July 31, 2018, Harbor Capital Appreciation Fund had no securities out on loan.
24

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Joseph L. Dowling, III
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Ann M. Spruill
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Brian L. Collins
Vice President
Charles P. Ragusa
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank and Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
FD.NQ.DE.0718

Quarterly Schedules of
Portfolio Holdings
July 31, 2018
International & Global  Funds

	Institutional Class	Retirement Class	Administrative Class	Investor Class
Harbor International Fund	HAINX	HNINX	HRINX	HIINX
Harbor Diversified International All Cap Fund	HAIDX	HNIDX	HRIDX	HIIDX
Harbor International Growth Fund	HAIGX	HNGFX	HRIGX	HIIGX
Harbor International Small Cap Fund	HAISX	HNISX	HRISX	HIISX
Harbor Global Leaders Fund	HGGAX	HNGIX	HRGAX	HGGIX
Harbor Emerging Markets Equity Fund	HAEMX	HNEMX	HREMX	HIEEX

Harbor International Fund
Portfolio of Investments— July 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—96.7%
Shares		Value
AEROSPACE & DEFENSE—1.8%
31,661,732	Rolls-Royce Holdings plc (United Kingdom)*	$ 411,651
AUTO COMPONENTS—1.7%
2,991,815	Cie Generale des Etablissements Michelin (France)	384,201
BANKS—2.6%
35,159,195	Banco Bilbao Vizcaya Argentaria SA (Spain)	257,564
5,030,475	Bancolombia SA ADR (Colombia)[1]	230,949
2,381,932	Bawag Group AG (Austria)*,2	112,330
		600,843
BEVERAGES—8.0%
8,761,000	AmBev SA (Brazil)	45,307
8,799,909	AmBev SA ADR (Brazil)[1]	45,232
4,980,394	Anheuser-Busch InBev SA (Belgium)	506,825
10,151,581	Diageo plc (United Kingdom)	372,436
4,063,142	Heineken NV (Netherlands)	410,547
2,467,558	Pernod Ricard SA (France)	397,567
2,159,700	Sapporo Holdings Ltd. (Japan)	52,240
		1,830,154
BIOTECHNOLOGY—1.6%
6,647,773	Shire plc (United Kingdom)	378,618
CAPITAL MARKETS—1.8%
2,392,135	Deutsche Boerse AG (Germany)	315,251
6,107,883	UBS Group AG (Switzerland)*	100,392
		415,643
CHEMICALS—4.3%
5,504,154	Bayer AG (Germany)	612,761
1,530,904	Linde AG (Germany)	378,588
		991,349
CONSTRUCTION MATERIALS—2.5%
84,620,318	Cementos Argos SA (Colombia)	269,333
21,200,180	Grupo Argos SA (Colombia)	142,288
3,187,006	LafargeHolcim Ltd. (Switzerland)*	162,519
		574,140
DIVERSIFIED FINANCIAL SERVICES—1.7%
18,365,722	Grupo de Inversiones Suramericana SA (Colombia)	229,373
3,917,004	Investor AB Class B (Sweden)	170,624
		399,997
DIVERSIFIED TELECOMMUNICATION SERVICES—1.6%
116,669,879	Telecom Italia RSP (Italy)	77,622
376,231,626	Telecom Italia SpA (Italy)*	289,387
		367,009
ELECTRICAL EQUIPMENT—0.7%
2,000,304	Schneider Electric SE (France)	160,556
ENERGY EQUIPMENT & SERVICES—4.7%
16,068,017	Schlumberger Ltd. (United States)	1,084,913
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—0.9%
145,499,192	Fibra Uno Administracion SA de CV (Mexico)*,2	210,156
HEALTH CARE EQUIPMENT & SUPPLIES—6.9%
44,671,244	ConvaTec Group plc (United Kingdom)	128,262
2,888,840	Essilor International SA (France)	425,711
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
7,409,250	Hoya Corp. (Japan)	$ 445,849
14,577,298	Olympus Corp. (Japan)	591,791
		1,591,613
HEALTH CARE PROVIDERS & SERVICES—1.6%
4,662,973	Fresenius SE & Co. KGaA (Germany)	359,461
HOTELS, RESTAURANTS & LEISURE—8.3%
16,995,836	Las Vegas Sands Corp. (United States)	1,222,001
4,037,477	Wynn Resorts Ltd. (United States)	673,370
		1,895,371
HOUSEHOLD DURABLES—1.6%
6,932,200	Sony Corp. (Japan)	372,584
HOUSEHOLD PRODUCTS—2.6%
6,663,947	Reckitt Benckiser Group plc (United Kingdom)	594,095
INSURANCE—4.3%
1,082,190	Allianz SE (Germany)	239,439
11,447,423	AXA SA (France)	288,443
9,796,691	Tokio Marine Holdings Inc. (Japan)	466,087
		993,969
INTERNET SOFTWARE & SERVICES—3.0%
3,629,220	Alibaba Group Holding Ltd. ADR (China)*,1	679,499
MACHINERY—7.8%
12,457,743	Atlas Copco AB Class A (Sweden)*	356,745
11,278,511	Epiroc AB Class A (Sweden)*	135,040
3,192,492	Fanuc Corp. (Japan)	643,737
667,800	Harmonic Drive Systems Inc. (Japan)	26,404
5,852,800	Nabtesco Corp. (Japan)	182,717
695,316	SMC Corp. (Japan)	235,614
7,823,152	Weir Group plc (United Kingdom)	200,471
		1,780,728
MEDIA—5.3%
1,167,314	Dentsu Inc. (Japan)	49,016
7,840,170	Grupo Televisa SAB ADR (Mexico)[1]	155,863
2,164,462	JCDecaux SA (France)	70,745
3,416,433	Liberty Global plc Class A (United Kingdom)*	96,446
3,030,779	Liberty Global plc Class C (United Kingdom)*	82,255
29,350,575	Vivendi SA (France)	760,446
		1,214,771
OIL, GAS & CONSUMABLE FUELS—3.7%
68,956,756	BP plc (United Kingdom)	518,240
10,114,148	Equinor ASA (Norway)	268,351
4,861,543	Transocean Ltd. (Switzerland)*	62,568
		849,159
PERSONAL PRODUCTS—1.4%
1,354,726	L'Oreal SA (France)	331,056
PHARMACEUTICALS—5.2%
4,882,883	Novartis AG (Switzerland)	409,780
7,733,211	Novo Nordisk AS (Denmark)	384,706
16,376,267	Teva Pharmaceutical Industries Ltd. ADR (Israel)[1]	392,048
		1,186,534

1

Harbor International Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.7%
2,558,467	ASML Holding NV (Netherlands)	$ 547,942
1,853,411	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	76,379
		624,321
SOFTWARE—1.6%
3,061,267	SAP SE (Germany)	356,289
TEXTILES, APPAREL & LUXURY GOODS—1.4%
3,656,058	Cie Financiere Richemont SA (Switzerland)	320,193
TOBACCO—5.4%
11,722,280	British American Tobacco plc (United Kingdom)	644,400
6,308,310	Japan Tobacco Inc. (Japan)	179,533
4,958,174	Philip Morris International Inc. (United States)	427,890
		1,251,823
TOTAL COMMON STOCKS
(Cost $16,391,166)		22,210,696

PREFERRED STOCKS—0.6%
CONSTRUCTION MATERIALS—0.3%
12,138,021	Grupo Argos SA (Colombia)	73,068
PREFERRED STOCKS—Continued
Shares		Value
DIVERSIFIED FINANCIAL SERVICES—0.3%
4,541,127	Grupo de Inversiones Suramericana SA (Colombia)	$ 54,641
TOTAL PREFERRED STOCKS
(Cost $130,250)		127,709

SHORT-TERM INVESTMENTS—1.8%
(Cost $417,773)
Principal Amount
REPURCHASE AGREEMENTS
$417,773	Repurchase Agreement with Fixed Income Clearing Corp. dated July 31, 2018 due August 1, 2018 at 0.350% collateralized by U.S. Treasury Notes (value $426,132)	417,773
TOTAL INVESTMENTS—99.1%
(Cost $16,939,189)		22,756,178
CASH AND OTHER ASSETS, LESS LIABILITIES—0.9%		211,308
TOTAL NET ASSETS—100.0%		$22,967,486

RIGHTS/WARRANTS OPEN AT JULY 31, 2018
Description	No. of Contracts	Strike Price	Expiration Date	Cost (000s)	Value (000s)
Genting Bhd	30,633,782	MYR 8.75	12/18/2018	$ 14,434	$5,577
2

Harbor International Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2018 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Common Stocks
Europe	$ 241,269	$12,839,254	$—	$13,080,523
Latin America	1,328,501	—	—	1,328,501
Middle East/Central Asia	392,048	—	—	392,048
North America	3,408,174	—	—	3,408,174
Pacific Basin	755,878	3,245,572	—	4,001,450
Preferred Stocks
Latin America	127,709	—	—	127,709
Short-Term Investments
Repurchase Agreements	—	417,773	—	417,773
Total Investments in Securities	$6,253,579	$16,502,599	$—	$22,756,178
Financial Derivative Instruments - Assets
Rights/Warrants	$ 5,577	$ —	$—	$ 5,577
Total Investments	$6,259,156	$16,502,599	$—	$22,761,755
Of the Level 2 investments presented above, certain Common Stocks valued at $708,168 were categorized as Level 1 at October 31, 2017. Transfers from Level 1 to Level 2 were as a result of exchange traded securities where quoted prices from an active market were previously available (Level 1), have become unavailable (Level 2).
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2018.
Valuation Description	Balance Beginning at 11/01/2017 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2018 (000s)
Preferred Stocks	$3,192	$—	$(3,185)	$—	$—	$(7)	$—	$—	$—

DERIVATIVE INSTRUMENTS
The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2018.
Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Equity Contracts	$5,577	$—
AFFILIATED TRANSACTIONS
Certain of the Fund’s investments are in companies that are considered to be affiliated companies of the Fund because the Fund owned more than 5% of the outstanding voting securities of the company during the period November 1, 2017 through July 31, 2018. Transactions during the period in securities of these companies were as follows:
Security Name	Beginning Balance as of 11/01/2017 (000s)	Purchases (000s)	Sales (000s)	Net Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Net Dividend Income (000s)	Ending Balance as of 07/31/2018 (000s)
Wynn Resorts Ltd. (United States)	$1,033,005	$–	$(541,067)	$314,104	$(132,672)	$ 9,314	$673,370
Cementos Argos SA (Colombia)	310,709	–	(1,748)	275	(39,903)	5,621	269,333
	$1,343,714	$–	$(542,815)	$314,379	$(172,575)	$14,935	$942,703
3

Harbor International Fund
Portfolio of Investments—Continued

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2018, the aggregate value of these securities was $322,486 or 1% of net assets.
MYR	Malaysian Ringgit
The accompanying notes are an integral part of the Portfolios of Investments.
4

Harbor Diversified International All Cap Fund
Portfolio of Investments— July 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—95.1%
Shares		Value
AEROSPACE & DEFENSE—1.7%
22,761	Airbus SE (France)	$ 2,817
249,806	BAE Systems plc (United Kingdom)	2,138
92,192	Embraer SA (Brazil)*	473
2,870	MTU Aero Engines AG (Germany)	609
181,015	Rolls-Royce Holdings plc (United Kingdom)*	2,354
5,615	Saab AB (Sweden)	259
9,127	Thales SA (France)	1,198
		9,848
AIR FREIGHT & LOGISTICS—0.2%
14,043	Oesterreichische Post AG (Austria)	665
26,500	Yamato Holdings Co. Ltd. (Japan)	768
		1,433
AIRLINES—0.2%
46,316	EasyJet plc (United Kingdom)	984
7,400	Japan Airlines Co. Ltd. (Japan)	273
		1,257
AUTO COMPONENTS—1.1%
15,300	Bridgestone Corp. (Japan)	603
5,158	CIE Automotive SA (Spain)	158
91,380	Gestamp Automocion SA ADR (Spain)*,1	689
105,623	GUD Holdings Ltd. (Australia)	1,114
5,100	Koito Manufacturing Co. Ltd. (Japan)	328
22,237	Magna International Inc. (Canada)	1,355
1,632,601	Nemak SAB de CV (Mexico)	1,346
7,393	Nokian Renkaat OYJ (Finland)	321
21,100	Sumitomo Electric Industries Ltd. (Japan)	325
3,900	Toyota Industries Corp. (Japan)	221
		6,460
AUTOMOBILES—1.3%
18,282	Bayerische Motoren Werke AG (Germany)	1,767
11,531	Hyundai Motor Co. (South Korea)	1,336
288,552	Piaggio & C. SpA (Italy)	761
14,300	Subaru Corp. (Japan)	418
49,900	Toyota Motor Corp. (Japan)	3,280
		7,562
BANKS—8.6%
206,998	Alpha Bank AE (Greece)*	452
303,787	Axis Bank Ltd. (India)*	2,434
47,510	Banco Santander SA (Spain)	267
40,148	Bancolombia SA ADR (Colombia)[1]	1,843
322,800	Bangkok Bank PCL (Thailand)	2,002
14,472	Bank of Georgia Group plc (United Kingdom)	347
216,424	Bank of Ireland Group plc (Ireland)*	1,857
317,515	Bankia SA (Spain)	1,248
755,866	Barclays plc (United Kingdom)	1,923
33,730	BNP Paribas SA (France)	2,188
23,500	Chiba Bank Ltd. (Japan)	168
34,300	Concordia Financial Group Ltd. (Japan)	184
9,970	Danske Bank AS (Denmark)	290
28,917	DBS Group Holdings Ltd. (Singapore)	569
42,201	DNB ASA (Norway)	850
254,900	Equity Group Holdings Ltd. (Kenya)	127
67,000	Fukuoka Financial Group Inc. (Japan)	367
548,045	Grupo Financiero Inbursa SAB de CV (Mexico)	904
26,317	Hana Financial Group Inc. (South Korea)	1,058
316,222	HSBC Holdings plc (Hong Kong)	3,024
130,585	Intesa Sanpaolo SpA (Italy)	400
126,600	Kasikornbank PCL (Thailand)	827
COMMON STOCKS—Continued
Shares		Value
BANKS—Continued
25,294	Komercni Banka AS (Czech Republic)	$ 1,098
1,654,413	Lloyds Banking Group plc (United Kingdom)	1,356
54,500	Mitsubishi UFJ Financial Group Inc. (Japan)	334
539,900	Mizuho Financial Group Inc. (Japan)	939
95,115	Nordea Bank AB (Sweden)	1,011
277,000	Resona Holdings Inc. (Japan)	1,576
18,961	Royal Bank of Canada (Canada)	1,480
31,757	Sberbank of Russia PJSC ADR (Russia)[1]	446
92,149	Shinhan Financial Group Co. Ltd. (South Korea)	3,595
209,043	Standard Chartered plc (United Kingdom)	1,885
70,400	Sumitomo Mitsui Financial Group Inc. (Japan)	2,794
16,400	Sumitomo Mitsui Trust Holdings Inc. (Japan)	651
169,309	Svenska Handelsbanken AB (Sweden)	2,091
27,391	Toronto-Dominion Bank (Canada)	1,625
1,101,443	Turkiye Garanti Bankasi AS (Turkey)	1,589
118,269	UniCredit SpA (Italy)	2,088
64,782	United Overseas Bank Ltd. (Singapore)	1,288
		49,175
BEVERAGES—3.5%
24,856	Anheuser-Busch InBev SA (Belgium)	2,529
7,000	Asahi Group Holdings Ltd. (Japan)	340
21,134	Britvic plc (United Kingdom)	223
15,144	Carlsberg AS (Denmark)	1,827
141,433	Cia Cervecerias Unidas SA (Chile)	1,923
234,499	Coca-Cola Amatil Ltd. (Australia)	1,670
113,110	Davide Campari-Milano SpA (Italy)	953
81,199	Diageo plc (United Kingdom)	2,979
169,834	East African Breweries Ltd. (Kenya)	380
29,864	Heineken NV (Netherlands)[2]	3,018
96,200	Kirin Holdings Co. Ltd. (Japan)	2,463
15,100	Suntory Beverage & Food Ltd. (Japan)	642
216,000	Tsingtao Brewery Co. Ltd. (China)	1,157
		20,104
BIOTECHNOLOGY—0.2%
33,441	Abcam plc (United Kingdom)	648
15,615	Grifols SA (Spain)	454
		1,102
BUILDING PRODUCTS—1.4%
185,317	Assa Abloy AB Class B (Sweden)	3,658
58	Belimo Holding AG (Switzerland)	244
7,897	Geberit AG (Switzerland)	3,516
41,892	GWA Group Ltd. (Australia)	102
34,100	LIXIL Group Corp. (Japan)	699
		8,219
CAPITAL MARKETS—2.7%
192,572	3i Group plc (United Kingdom)	2,391
109,433	Brookfield Asset Management Inc. (Canada)	4,617
25,884	Close Brothers Group plc (United Kingdom)	539
14,167	Georgia Capital plc (United Kingdom)*	184
114,582	IG Group Holdings plc (United Kingdom)	1,383
13,200	Japan Exchange Group Inc. (Japan)	235
104,562	Jupiter Fund Management plc (United Kingdom)	601
161,280	NEX Group plc (United Kingdom)	2,137
138,100	Nomura Holdings Inc. (Japan)	655
5,732	Rathbone Brothers plc (United Kingdom)	185
58,986	St. James's Place plc (United Kingdom)	933
96,315	UBS Group AG (Switzerland)*	1,583
		15,443

5

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
CHEMICALS—2.6%
23,211	Akzo Nobel NV (Netherlands)	$ 2,144
25,906	BASF SE (Germany)	2,483
1,764	Croda International plc (United Kingdom)	119
169,380	DuluxGroup Ltd. (Australia)	964
48,528	Enaex SA (Chile)	685
21,200	Nissan Chemical Industries Ltd. (Japan)	950
4,800	Nitto Denko Corp. (Japan)	348
119,384	Orica Ltd. (Australia)	1,560
98,071	PhosAgro PJSC GDR (Russia)[3]	1,292
4,500	Shin-Etsu Chemical Co. Ltd. (Japan)	455
12,682	Symrise AG (Germany)	1,146
104,814	Tikkurila OYJ (Finland)	1,929
89,200	Toray Industries Inc. (Japan)	691
		14,766
COMMERCIAL SERVICES & SUPPLIES—2.8%
4,200	AEON Delight Co. Ltd. (Japan)	154
62,840	Brambles Ltd. (Australia)	462
1,558,708	Cleanaway Waste Management Ltd. (Australia)	2,156
41,013	Edenred (France)	1,609
40,624	Elis SA (France)	933
513,743	G4S plc (United Kingdom)	1,859
239,665	HomeServe plc (United Kingdom)	3,180
24,350	Prosegur Cia de Seguridad SA (Spain)	162
62,326	Ritchie Bros Auctioneers Inc. (Canada)	2,073
10,634	S-1 Corp. (South Korea)	825
18,100	Secom Co. Ltd. (Japan)	1,383
15,342	Securitas AB (Sweden)	276
665,020	Serco Group plc (United Kingdom)*	883
7,500	Sohgo Security Services Co. Ltd. (Japan)	344
		16,299
CONSTRUCTION & ENGINEERING—0.8%
31,365	Boskalis Westminster NV (Netherlands)[2]	962
9,204	Ferrovial SA (Spain)	190
43,800	Maeda Corp. (Japan)	515
105,200	Obayashi Corp. (Japan)	1,098
260,741	Raubex Group Ltd. (South Africa)	392
89,900	Shimizu Corp. (Japan)	941
3,700	SHO-BOND Holdings Co. Ltd. (Japan)	259
		4,357
CONSTRUCTION MATERIALS—0.4%
7,400	CRH plc (Ireland)	253
1,682	Heidelbergcement AG (Germany)	143
4,112	Imerys SA (France)	319
5,374	Vicat SA (France)	347
45,007	Wienerberger AG (Austria)	1,103
		2,165
CONSUMER FINANCE—0.8%
21,800	AEON Financial Service Co. Ltd. (Japan)	450
1,457,688	Gentera SAB de CV (Mexico)*	1,574
197,432	International Personal Finance plc (United Kingdom)	621
230,775	Non-Standard Finance plc (United Kingdom)	176
95,675	Provident Financial plc (United Kingdom)*	841
43,475	Shriram Transport Finance Co. Ltd. (India)	880
		4,542
CONTAINERS & PACKAGING—0.2%
29,062	Amcor Ltd. (Australia)	325
COMMON STOCKS—Continued
Shares		Value
CONTAINERS & PACKAGING—Continued
64,371	Orora Ltd. (Australia)	$ 174
26,500	Toyo Seikan Group Holdings Ltd. (Japan)	489
		988
DISTRIBUTORS—0.2%
107,130	Inchcape plc (United Kingdom)	991
DIVERSIFIED FINANCIAL SERVICES—0.1%
914,000	First Pacific Co. Ltd. (Hong Kong)	425
DIVERSIFIED TELECOMMUNICATION SERVICES—2.0%
30,602	BCE Inc. (Canada)	1,300
98,375	Deutsche Telekom AG (Germany)	1,627
469,048	Koninklijke KPN NV (Netherlands)[2]	1,356
128,229	KT Corp. ADR (South Korea)[1]	1,757
67,300	Nippon Telegraph & Telephone Corp. (Japan)	3,113
213,695	Spark New Zealand Ltd. (New Zealand)	564
479,595	Telkom SA SOC Ltd. (South Africa)	1,842
		11,559
ELECTRIC UTILITIES—0.1%
54,500	Tohoku Electric Power Co. Inc. (Japan)	694
ELECTRICAL EQUIPMENT—1.4%
45,914	Legrand SA (France)	3,370
1,865,850	TECO Electric and Machinery Co. Ltd. (Taiwan)	1,364
19,900	Ushio Inc. (Japan)	259
48,963	Vestas Wind Systems AS (Denmark)	3,160
		8,153
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.9%
9,100	Azbil Corp. (Japan)	399
192,000	Chroma ATE Inc. (Taiwan)	1,084
437,735	Delta Electronics Inc. (Taiwan)	1,526
1,715	Hirose Electric Co. Ltd. (Japan)	209
8,500	Hitachi High-Technologies Corp. (Japan)	347
319,000	Hitachi Ltd. (Japan)	2,230
600	Keyence Corp. (Japan)	317
33,900	Kyocera Corp. (Japan)	1,973
14,500	Omron Corp. (Japan)	656
9,000	Shimadzu Corp. (Japan)	257
36,881	Spectris plc (United Kingdom)	1,120
5,100	TDK Corp. (Japan)	547
		10,665
ENERGY EQUIPMENT & SERVICES—0.5%
66,811	John Wood Group plc (United Kingdom)	570
34,228	Petrofac Ltd. (United Kingdom)	275
323,558	Saipem SpA (Italy)*	1,690
8,050	TechnipFMC plc (France)	260
		2,795
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—0.4%
204,378	Grivalia Properties REIC AE (Greece)	2,049
FOOD & STAPLES RETAILING—2.2%
41,611	Alimentation Couche-Tard Inc. (Canada)	1,911
92,047	Almacenes Exito SA (Colombia)	517
40,300	Dairy Farm International Holdings Ltd. (Hong Kong)	329
127,095	Eurocash SA (Poland)	644
66,389	Koninklijke Ahold Delhaize NV (Netherlands)	1,689
5,600	Lawson Inc. (Japan)	336
49,799	Loblaw Cos. Ltd. (Canada)	2,633
10,961	Magnit PJSC (Russia)*	729

6

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
FOOD & STAPLES RETAILING—Continued
8,600	Matsumotokiyoshi Holdings Co. Ltd. (Japan)	$ 373
270,533	Metcash Ltd. (Australia)*	529
46,300	Seven & I Holdings Co. Ltd. (Japan)	1,891
5,200	Sundrug Co. Ltd. (Japan)	208
243,702	Tesco plc (United Kingdom)	832
		12,621
FOOD PRODUCTS—2.5%
162	Barry Callebaut AG (Switzerland)	276
471,000	China Mengniu Dairy Co. Ltd. (China)	1,462
1,303,800	Delfi Ltd. (Singapore)	1,102
133,413	Devro plc (United Kingdom)	345
857,505	Grupo Lala SAB de CV (Mexico)	912
128,830	Industrias Bachoco SAB de CV (Mexico)	636
4,000	Meiji Holdings Co. Ltd. (Japan)	315
46,300	Nippon Suisan Kaisha Ltd. (Japan)	228
24,842	PGG Wrightson Ltd. (New Zealand)	11
74,896	Tiger Brands Ltd. (South Africa)	1,985
868,255	Tingyi Cayman Islands Holding Corp. (China)	2,007
23,900	Toyo Suisan Kaisha Ltd. (Japan)	865
163,251	Ulker Biskuvi Sanayi AS (Turkey)	579
19,262	Viscofan SA (Spain)	1,329
3,030,000	Want Want China Holdings Ltd. (China)	2,511
		14,563
GAS UTILITIES—0.1%
16,500	Tokyo Gas Co. Ltd. (Japan)	403
HEALTH CARE EQUIPMENT & SUPPLIES—3.2%
8,302	Ambu A/S (Denmark)	327
45,240	Coloplast AS (Denmark)	4,934
586,473	ConvaTec Group plc (United Kingdom)	1,684
71,859	GN Store Nord AS (Denmark)	3,428
10,300	Hoya Corp. (Japan)	620
51,233	Koninklijke Philips NV (Netherlands)	2,249
7,800	Olympus Corp. (Japan)	317
324,965	Sigma Healthcare Ltd. (Australia)	118
18,915	Smith & Nephew plc (United Kingdom)	327
6,113	Sonova Holding AG (Switzerland)	1,127
72,300	William Demant Holding AS (Denmark)*	3,456
		18,587
HEALTH CARE PROVIDERS & SERVICES—0.9%
38,500	Alfresa Holdings Corp. (Japan)*	922
41,219	Fresenius Medical Care AG & Co. KGaA (Germany)	4,021
		4,943
HOTELS, RESTAURANTS & LEISURE—3.7%
1,131,000	Ajisen China Holdings Ltd. (China)	467
23,276	Carnival plc (United Kingdom)	1,351
186,421	Compass Group plc (United Kingdom)	4,010
458,500	GL Ltd. (Singapore)	263
84,733	GVC Holdings plc (United Kingdom)*	1,302
439,141	Hongkong & Shanghai Hotels Ltd. (Hong Kong)	616
555,083	Merlin Entertainments plc (United Kingdom)	2,869
21,346	Paddy Power Betfair plc (United Kingdom)	2,323
41,796	Playtech plc (United Kingdom)	295
252,958	SSP Group plc (United Kingdom)	2,263
1,018,523	Thomas Cook Group plc (United Kingdom)	1,280
262,087	Tsogo Sun Holdings Ltd. (South Africa)	431
113,205	TUI AG (Germany)	2,422
36,167	Yum China Holdings Inc. (United States)	1,305
		21,197
COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—0.8%
40,594	Barratt Developments plc (United Kingdom)	$ 284
48,300	Casio Computer Co. Ltd. (Japan)	790
91,326	McCarthy & Stone plc (United Kingdom)	130
430,900	MRV Engenharia e Participacoes SA (Brazil)	1,517
17,200	Nikon Corp. (Japan)	290
2,500	Rinnai Corp. (Japan)	217
32,700	Sekisui Chemical Co. Ltd. (Japan)	585
9,800	Sony Corp. (Japan)	527
		4,340
HOUSEHOLD PRODUCTS—0.8%
23,400	Lion Corp. (Japan)	424
44,123	Reckitt Benckiser Group plc (United Kingdom)	3,933
		4,357
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—0.0%
1,946,300	Lopez Holdings Corp. (Philippines)	139
INDUSTRIAL CONGLOMERATES—2.2%
290,000	CK Hutchison Holdings Ltd. (Hong Kong)	3,157
22,927	DCC plc (United Kingdom)	2,121
54,100	Jardine Matheson Holdings Ltd. (Hong Kong)	3,663
20,466	LG Corp. (South Korea)	1,380
680,292	Quinenco SA (Chile)	2,110
		12,431
INSURANCE—5.3%
59,969	Admiral Group plc (United Kingdom)	1,559
42,787	AXA SA (France)	1,078
110,800	Dai-ichi Life Holdings Inc. (Japan)	2,092
11,372	Fairfax Financial Holdings Ltd. (Canada)	6,425
85,000	Great Eastern Holdings Ltd. (Singapore)	1,726
3,601	Hannover Rueck SE (Germany)	480
468	Helvetia Holding AG (Switzerland)	277
133,400	Japan Post Holdings Co. Ltd. (Japan)	1,471
59,700	MS&AD Insurance Group Holdings Inc. (Japan)	1,829
252,423	Old Mutual Ltd. (South Africa)*	578
184,415	Porto Seguro SA (Brazil)	2,437
168,349	QBE Insurance Group Ltd. (Australia)	1,264
74,152	Sampo OYJ (Finland)	3,766
10,662	Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	2,604
29,500	Sompo Holdings Inc. (Japan)	1,199
15,900	Sony Financial Holdings Inc. (Japan)	305
14,500	T&D Holdings Inc. (Japan)	217
27,400	Tokio Marine Holdings Inc. (Japan)	1,304
		30,611
INTERNET & DIRECT MARKETING RETAIL—0.2%
88,240	B2W Cia Digital (Brazil)*	662
3,277	GS Home Shopping Inc. (South Korea)	583
787	Zooplus AG (Germany)*	136
		1,381
INTERNET SOFTWARE & SERVICES—2.6%
145,200	Auto Trader Group plc (United Kingdom)[4]	810
15,884	Baidu Inc. ADR (China)*,1	3,926
99,003	Carsales.com Ltd. (Australia)	1,026
173,378	Domain Holdings Australia Ltd. (Australia)*	410
138,730	Just Eat plc (United Kingdom)*	1,442
132,258	Moneysupermarket.com Group plc (United Kingdom)	545
253,520	PChome Online Inc. (Taiwan)*	1,133
65,052	Rightmove plc (United Kingdom)	4,156

7

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
INTERNET SOFTWARE & SERVICES—Continued
1,903	Takeaway.com NV (Netherlands)*	$ 127
36,251	Yandex NV (Russia)*	1,304
		14,879
IT SERVICES—0.8%
10,653	Amadeus IT Group SA (Spain)	909
14,467	Genpact Ltd. (United States)	439
11,500	ITOCHU Techno-Solutions Corp. (Japan)	219
5,000	Nomura Research Institute Ltd. (Japan)	240
119,300	NTT Data Corp. (Japan)	1,359
7,900	OBIC Co. Ltd. (Japan)	679
11,000	SCSK Corp. (Japan)	520
2,671	Wirecard AG (Germany)	500
		4,865
LEISURE PRODUCTS—0.8%
19,273	Amer Sports OYJ (Finland)*	618
49,700	Bandai Namco Holdings Inc. (Japan)	1,988
198,880	Giant Manufacturing Co. Ltd. (Taiwan)	853
578,000	Goodbaby International Holdings Ltd. (Hong Kong)	303
2,600	Sega Sammy Holdings Inc. (Japan)	42
2,100	Shimano Inc. (Japan)	303
8,895	Spin Master Corp. (Canada)*	364
		4,471
LIFE SCIENCES TOOLS & SERVICES—0.6%
4,336	Eurofins Scientific SE (France)	2,364
5,899	Gerresheimer AG (Germany)	502
1,318	Tecan Group AG (Switzerland)	334
		3,200
MACHINERY—2.5%
7,400	Andritz AG (Austria)	419
455	Bucher Industries AG (Switzerland)	147
235,773	CNH Industrial NV (Italy)	2,768
8,100	Daifuku Co. Ltd. (Japan)	357
1,200	Fanuc Corp. (Japan)	242
6,773	GEA Group AG (Germany)	265
3,300	Glory Ltd. (Japan)	97
1,800	Hirata Corp. (Japan)	120
6,600	Hoshizaki Corp. (Japan)	665
12,423	Hyundai Elevator Co. Ltd. (South Korea)	1,018
14,678	IMI plc (United Kingdom)	239
3,616	Kone OYJ (Finland)	198
14,500	Kubota Corp. (Japan)	243
5,900	Makita Corp. (Japan)	265
18,800	Mitsubishi Heavy Industries Ltd. (Japan)	706
60,044	Rotork plc (United Kingdom)	283
101,486	Sandvik AB (Sweden)	1,856
911	Schindler Holding AG (Switzerland)	206
18,956	Stabilus SA (Germany)*	1,614
46,911	Wartsila OYJ Abp (Finland)	1,016
1,056,000	Yungtay Engineering Co. Ltd. (Taiwan)	1,686
		14,410
MARINE—0.3%
17,939,073	Cia Sud Americana de Vapores SA (Chile)*	528
496,129	Grindrod Ltd. (South Africa)*	296
112,728	Irish Continental Group plc (Ireland)	692
		1,516
MEDIA—3.2%
23,439	Axel Springer SE (Germany)	1,751
COMMON STOCKS—Continued
Shares		Value
MEDIA—Continued
997,900	BEC World PCL (Thailand)	$ 291
23,195	CTS Eventim AG & Co. KGaA (Germany)	1,094
116,782	Daily Mail & General Trust plc (United Kingdom)	1,141
1,174,058	Fairfax Media Ltd. (Australia)	708
62,900	Fuji Media Holdings Inc. (Japan)*	1,035
79,515	Grupo Televisa SAB ADR (Mexico)[1]	1,581
130,240	Informa plc (United Kingdom)	1,349
724,168	ITV plc (United Kingdom)	1,565
13,846	JCDecaux SA (France)	453
10,943,721	Media Nusantara Citra TBK PT (Indonesia)	749
41,676	Mediaset Espana Comunicacion SA (Spain)	328
20,623	Modern Times Group Mortgage AB Class B (Sweden)	757
50,620	Nippon Television Holdings Inc. (Japan)	815
17,191	Schibsted ASA Class A (Norway)	595
14,527	Schibsted ASA Class B (Norway)	471
255,449	Sky Network Television Ltd. (New Zealand)	473
35,227	Sky plc (United Kingdom)	704
250,800	Television Broadcasts Ltd. (Hong Kong)*	779
7,300	Toho Co. Ltd. (Japan)	218
81,332	WPP plc (United Kingdom)	1,272
		18,129
METALS & MINING—3.3%
58,636	Acerinox SA (Spain)	848
734,486	Alumina Ltd. (Australia)	1,548
53,982	Anglo American Platinum Ltd. (South Africa)*	1,661
46,028	Anglo American plc (South Africa)	1,042
89,735	Antofagasta plc (United Kingdom)	1,179
40,663	ArcelorMittal SA (France)	1,303
109,047	Barrick Gold Corp. (Canada)	1,222
36,499	BHP Billiton Ltd. (Australia)	953
42,210	BHP Billiton plc (United Kingdom)	971
158,850	BlueScope Steel Ltd. (Australia)	2,087
53,284	Cia de Minas Buenaventura SAA ADR (Peru)[1]	732
15,077	Franco-Nevada Corp. (Canada)	1,106
396,894	Glencore plc (United Kingdom)*	1,741
2,700	JFE Holdings Inc. (Japan)	55
85,179	Newcrest Mining Ltd. (Australia)	1,368
25,267	Rio Tinto plc (United Kingdom)	1,387
		19,203
MULTILINE RETAIL—0.4%
46,000	Isetan Mitsukoshi Holdings Ltd. (Japan)	556
4,617	Lotte Shopping Co. Ltd. (South Korea)	852
27,700	Marui Group Co. Ltd. (Japan)	550
1,200	Ryohin Keikaku Co. Ltd. (Japan)	385
		2,343
MULTI-UTILITIES—0.1%
42,924	National Grid plc (United Kingdom)	459
OIL, GAS & CONSUMABLE FUELS—2.9%
509,703	BP plc (United Kingdom)	3,831
27,143	Caltex Australia Ltd. (Australia)	657
116,988	Canadian Natural Resources Ltd. (Canada)	4,299
48,701	Equinor ASA (Norway)	1,292
74,300	INPEX Corp. (Japan)	816
14,562	Lukoil PJSC ADR (Russia)[1]	1,041
43,540	PrairieSky Royalty Ltd. (Canada)	826
84,229	Royal Dutch Shell plc (United Kingdom)	2,915
12,974	Total SA (France)	846
		16,523

8

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
PERSONAL PRODUCTS—1.7%
453,164	Asaleo Care Ltd. (Australia)	$ 236
158,236	Hengan International Group Co. Ltd. (China)	1,409
32,200	Kao Corp. (Japan)	2,352
3,500	Mandom Corp. (Japan)	109
255,968	Natura Cosmeticos SA (Brazil)	1,985
2,400	Shiseido Co. Ltd. (Japan)	177
60,410	Unilever plc (United Kingdom)	3,451
		9,719
PHARMACEUTICALS—2.4%
23,700	Astellas Pharma Inc. (Japan)	387
13,060	Dechra Pharmaceuticals plc (United Kingdom)	512
2,010,822	Genomma Lab Internacional SAB de CV (Mexico)*	1,599
58,807	Haw Par Corp. Ltd. (Singapore)	596
31,444	Novartis AG (Switzerland)	2,639
61,621	Novo Nordisk AS (Denmark)	3,066
12,500	Otsuka Holdings Co. Ltd. (Japan)*	577
16,399	Roche Holding AG (Switzerland)	4,028
6,100	Sawai Pharmaceutical Co. Ltd. (Japan)	288
16,800	Sumitomo Dainippon Pharma Co. Ltd. (Japan)	326
		14,018
PROFESSIONAL SERVICES—3.7%
34,092	Adecco Group AG (Switzerland)	2,096
243,851	ALS Ltd. (Australia)	1,351
430,706	Capita plc (United Kingdom)	914
8,147	DKSH Holding AG (Switzerland)	596
91,568	Experian plc (United Kingdom)	2,248
600,584	Hays plc (United Kingdom)	1,565
76,227	Intertek Group plc (United Kingdom)	5,880
149,825	IPH Ltd. (Australia)	546
16,400	Nomura Co. Ltd. (Japan)	350
47,428	PageGroup plc (United Kingdom)	372
22,800	Persol Holdings Co. Ltd. (Japan)	497
4,987	Randstad Holding NV (Netherlands)	316
19,400	Recruit Holdings Co. Ltd. (Japan)	532
135,437	RELX plc (United Kingdom)	2,951
5,400	TechnoPro Holdings Inc. (Japan)	343
5,064	Teleperformance (France)	927
		21,484
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.4%
19,500	CK Asset Holdings Ltd. (Hong Kong)	149
11,700	Daiwa House Industry Co. Ltd. (Japan)	427
282,215	LPS Brasil Consultoria de Imoveis SA (Brazil)*	232
52,200	Mitsubishi Estate Co. Ltd. (Japan)	906
48,419	New World Development Co. Ltd. (Hong Kong)	69
54,100	NTT Urban Development Corp. (Japan)	559
64,576	United Industrial Corp. Ltd. (Singapore)	149
		2,491
ROAD & RAIL—1.4%
11,179	Canadian Pacific Railway Ltd. (Canada)	2,217
3,367	DSV A/S (Denmark)	282
19,100	East Japan Railway Co. (Japan)	1,786
63,453	Globaltrans Investment plc GDR (Russia)*,3	730
46,013	National Express Group plc (United Kingdom)	244
29,100	Senko Co. Ltd. (Japan)	229
204,122	Stagecoach Group plc (United Kingdom)	427
29,800	West Japan Railway Co. (Japan)	2,083
		7,998
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.7%
1,754	AMS AG (Switzerland)	$ 126
3,584	ASML Holding NV (Netherlands)	768
76,300	Renesas Electronics Corp. (Japan)*	682
20,811	SK Hynix Inc. (South Korea)	1,608
768,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	6,141
3,100	Tokyo Electron Ltd. (Japan)	543
		9,868
SOFTWARE—0.8%
3,232	Constellation Software Inc. (Canada)	2,343
2,900	Oracle Corp. Japan (Japan)	244
213,400	TOTVS SA (Brazil)	1,675
4,000	Trend Micro Inc. (Japan)	236
		4,498
SPECIALTY RETAIL—0.9%
2,900	ABC-Mart Inc. (Japan)	157
3,460,100	Esprit Holdings Ltd. (Hong Kong)*	936
128,030	Fourlis Holdings SA (Greece)*	864
49,742	JUMBO SA (Greece)	797
145,656	Pets at Home Group plc (United Kingdom)	222
16,700	USS Co. Ltd. (Japan)	317
48,914	WH Smith plc (United Kingdom)	1,235
106,600	Yamada Denki Co. Ltd. (Japan)	529
		5,057
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.0%
6,500	Canon Inc. (Japan)	211
41,000	FUJIFILM Holdings Corp. (Japan)	1,692
41,976	Logitech International SA (Switzerland)	1,846
21,200	NEC Corp. (Japan)	589
14,065	Neopost SA (France)	363
166,505	Samsung Electronics Co. Ltd. (South Korea)	6,912
		11,613
TEXTILES, APPAREL & LUXURY GOODS—2.2%
8,343	adidas AG (Germany)	1,844
29,706	Cie Financiere Richemont SA (Switzerland)	2,602
90,811	Cie Financiere Richemont SA ADR (South Africa)[1]	795
23,371	Gildan Activewear Inc. (Canada)	602
336	Hermes International (France)	213
1,589,000	Li Ning Co. Ltd. (China)*	1,733
48,862	Luxottica Group SpA (Italy)	3,304
914	LVMH Moet Hennessy Louis Vuitton SE (France)	318
32,300	Onward Holdings Co. Ltd. (Japan)	220
923,246	Stella International Holdings Ltd. (Hong Kong)	1,047
86,000	Texwinca Holdings Ltd. (Hong Kong)	38
		12,716
TOBACCO—0.4%
12,346	British American Tobacco plc (United Kingdom)	679
9,260	Imperial Brands plc (United Kingdom)	354
13,100	Japan Tobacco Inc. (Japan)	373
20,819	Swedish Match AB (Sweden)	1,138
		2,544
TRADING COMPANIES & DISTRIBUTORS—1.3%
40,211	Brenntag AG (Germany)	2,413
106,002	Bunzl plc (United Kingdom)	3,150
5,990	IMCD Group NV (Netherlands)	435

9

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—Continued
24,700	ITOCHU Corp. (Japan)	$ 438
39,700	Mitsubishi Corp. (Japan)	1,110
		7,546
TRANSPORTATION INFRASTRUCTURE—0.4%
89,580	Getlink SE (France)	1,182
363,114	Global Ports Investments plc GDR (Russia)*,3	988
12,167	Grindrod Shipping Holdings Ltd. (Singapore)*	124
12,000	Mitsubishi Logistics Corp. (Japan)	274
		2,568
WIRELESS TELECOMMUNICATION SERVICES—1.3%
189,740	Bharti Airtel Ltd. (India)	1,081
1,290,783	Idea Cellular Ltd. (India)*	1,030
27,900	KDDI Corp. (Japan)	777
11,084	Millicom International Cellular SA SDR (Sweden)*,3	710
23,600	NTT DoCoMo Inc. (Japan)	607
22,350	PLDT Inc. (Philippines)	561
27,367	Rogers Communications Inc. (Canada)	1,395
130,248	SmarTone Telecommunications Holdings Ltd. (Hong Kong)	135
5,600	SoftBank Group Corp. (Japan)	468
210,597	Vodafone Group plc (United Kingdom)	514
		7,278
TOTAL COMMON STOCKS
(Cost $530,167)		546,020

PREFERRED STOCKS—1.1%
AUTOMOBILES—0.2%
7,493	Volkswagen AG (Germany)	1,335
BANKS—0.5%
114,691	Banco Bradesco SA (Brazil)*	933
PREFERRED STOCKS—Continued
Shares		Value
BANKS—Continued
1,254,843	Grupo Aval Acciones y Valores SA (Colombia)	$ 497
457,542	Itausa - Investimentos Itau SA (Brazil)	1,270
		2,700
TEXTILES, APPAREL & LUXURY GOODS—0.4%
593,854	Alpargatas SA (Brazil)*	2,018
TOTAL PREFERRED STOCKS
(Cost $6,770)		6,053

SHORT-TERM INVESTMENTS—3.1%
Principal Amount
REPURCHASE AGREEMENTS—2.1%
$12,397	Repurchase Agreement with Fixed Income Clearing Corp. dated July 31, 2018 due August 1, 2018 at 0.350% collateralized by U.S. Treasury Notes (value $12,645)	12,397
Shares
INVESTMENT COMPANY-SECURITIES LENDING INVESTMENT FUND—1.0%
5,598,889	State Street Navigator Securities Lending Government Money Market Portfolio (1-day yield of 1.930%)[5]	5,599
TOTAL SHORT-TERM INVESTMENTS
(Cost $17,996)		17,996
TOTAL INVESTMENTS—99.3%
(Cost $554,933)		570,069
CASH AND OTHER ASSETS, LESS LIABILITIES—0.7%		4,051
TOTAL NET ASSETS—100.0%		$574,120

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2018 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$ —	$ 9,528	$—	$ 9,528
Europe	6,530	270,770	—	277,300
Latin America	24,272	1,599	—	25,871
Middle East/Central Asia	—	5,425	—	5,425
North America	39,537	—	—	39,537
Pacific Basin	5,683	182,676	—	188,359
Preferred Stocks
Europe	—	1,335	—	1,335
Latin America	4,221	497	—	4,718
Short-Term Investments
Repurchase Agreements	—	12,397	—	12,397
Investment Company-Securities Lending Investment Fund	5,599	—	—	5,599
Total Investments in Securities	$85,842	$484,227	$—	$570,069
10

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
Of the Level 1 investments presented above, certain Common Stocks valued at $2,822 were categorized as Level 2 at October 31, 2017. Transfers from Level 2 to Level 1 were as a result of exchange traded securities where quoted prices from an active market were previously unavailable (Level 2), have become available (Level 1).
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2018.
Valuation Description	Balance Beginning at 11/01/2017 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2018 (000s)
Preferred Stocks	$5	$—	$(5)	$—	$—	$—	$—	$—	$—

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
2	All or a portion of this security was out on loan as of July 31, 2018.
3	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking institutions. Country specific examples of this type of depositary receipt, if any, are denoted using different abbreviations. SADR after the name of a holding stands for South African Depositary Receipts representing ownership of South African securities listed on the Johannesburg Stock Exchange. SDR after the name of a holding stands for Swedish Depository Receipts representing ownership of foreign securities in Sweden. NVDR after the name of a holding stands for Non-Voting Depositary Receipts representing ownership of a listed security in the Stock Exchange of Thailand.
4	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2018, the aggregate value of these securities was $810 or less than 1% of net assets.
5	Represents the investment of collateral received from securities lending activities.
The accompanying notes are an integral part of the Portfolios of Investments.
11

Harbor International Growth Fund
Portfolio of Investments— July 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—97.0%
Shares		Value
AUTO COMPONENTS—0.8%
91,300	Denso Corp. (Japan)	$ 4,516
AUTOMOBILES—1.3%
537,369	Mahindra & Mahindra Ltd. GDR (India)[1]	7,363
BANKS—4.5%
989,500	Public Bank BHD (Malaysia)	5,861
228,600	Suruga Bank Ltd. (Japan)	2,048
621,519	Svenska Handelsbanken AB (Sweden)	7,678
538,827	United Overseas Bank Ltd. (Singapore)	10,715
		26,302
BEVERAGES—3.2%
5,282,200	Thai Beverage PCL (Thailand)	2,952
559,147	Treasury Wine Estates Ltd. (Australia)	7,657
1,444,000	Tsingtao Brewery Co. Ltd. (China)	7,733
		18,342
BUILDING PRODUCTS—1.0%
122,527	Kingspan Group plc (Ireland)	5,690
CAPITAL MARKETS—3.5%
567,802	Hargreaves Lansdown plc (United Kingdom)	15,468
795,871	Jupiter Fund Management plc (United Kingdom)	4,573
		20,041
CHEMICALS—4.9%
440,092	Asian Paints Ltd. (India)	9,310
160,968	Johnson Matthey plc (United Kingdom)	7,931
211,684	Novozymes AS (Denmark)	11,146
		28,387
COMMERCIAL SERVICES & SUPPLIES—0.9%
373,815	HomeServe plc (United Kingdom)	4,961
DIVERSIFIED FINANCIAL SERVICES—1.3%
171,638	Investor AB Class B (Sweden)	7,477
ELECTRICAL EQUIPMENT—2.3%
111,046	Legrand SA (France)	8,150
37,500	Nidec Corp. (Japan)	5,447
		13,597
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.8%
846,036	Hon Hai Precision Industry Co. Ltd. GDR (Taiwan)[1]	4,667
ENERGY EQUIPMENT & SERVICES—0.9%
613,532	John Wood Group plc (United Kingdom)	5,235
FOOD & STAPLES RETAILING—5.7%
559,171	Clicks Group Ltd. (South Africa)	8,207
691,569	Distribuidora Internacional de Alimentacion SA (Spain)[2]	1,546
456,677	Jeronimo Martins SGPS SA (Portugal)	6,786
2,574,690	Puregold Price Club Inc. (Philippines)	2,196
358,700	Raia Drogasil SA (Brazil)*	7,106
56,900	Sugi Holdings Co. Ltd. (Japan)	3,053
1,316,000	Wal-Mart de Mexico SAB de CV (Mexico)	3,842
		32,736
HEALTH CARE EQUIPMENT & SUPPLIES—3.5%
88,808	Cochlear Ltd. (Australia)	13,424
163,300	Olympus Corp. (Japan)	6,629
		20,053
COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD PRODUCTS—1.6%
188,000	Pigeon Corp. (Japan)	$ 9,050
INDUSTRIAL CONGLOMERATES—1.5%
63,400	Jardine Matheson Holdings Ltd. (Singapore)	4,293
113,300	Jardine Strategic Holdings Ltd. (Singapore)	4,526
		8,819
INSURANCE—5.9%
1,189,000	AIA Group Ltd. (Hong Kong)	10,408
11,419	Fairfax Financial Holdings Ltd. (Canada)	6,452
335,000	MS&AD Insurance Group Holdings Inc. (Japan)	10,261
29,365	Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	7,171
		34,292
INTERNET & DIRECT MARKETING RETAIL—6.1%
76,421	ASOS plc (United Kingdom)*	6,085
142,800	Ctrip.com International Ltd. ADR (China)*,3	5,876
244,774	JD.com Inc. ADR (China)*,3	8,778
77,096	MakeMyTrip Ltd. (India)*	2,525
210,152	Zalando SE (Germany)*,4	12,056
		35,320
INTERNET SOFTWARE & SERVICES—11.8%
84,285	Alibaba Group Holding Ltd. ADR (China)*,3	15,781
1,366,322	Auto Trader Group plc (United Kingdom)[4]	7,621
39,315	Baidu Inc. ADR (China)*,3	9,718
332,800	Kakaku.com Inc. (Japan)	7,009
4,911	Naver Corp. (South Korea)	3,151
165,910	Rightmove plc (United Kingdom)	10,599
44,913	Shopify Inc. Class A (Canada)*	6,207
46,435	Spotify Technology SA (Sweden)*	8,490
		68,576
LEISURE PRODUCTS—1.1%
44,300	Shimano Inc. (Japan)	6,388
LIFE SCIENCES TOOLS & SERVICES—1.4%
13,578	Mettler-Toledo International Inc. (Switzerland)*	8,045
MACHINERY—6.8%
167,244	Atlas Copco AB Class A (Sweden)*	4,789
156,158	Atlas Copco AB Class B (Sweden)*	4,092
167,244	Epiroc AB Class A (Sweden)*	2,002
156,158	Epiroc AB Class B (Sweden)*	1,655
127,629	Kone OYJ (Finland)[2]	6,977
37,456	Schindler Holding AG (Switzerland)	8,723
23,700	SMC Corp. (Japan)	8,031
120,336	Weir Group plc (United Kingdom)	3,084
		39,353
MEDIA—2.8%
66,058	Naspers Ltd. (South Africa)	16,261
PERSONAL PRODUCTS—3.2%
76,800	Kao Corp. (Japan)	5,611
176,100	Shiseido Co. Ltd. (Japan)	12,973
		18,584
PHARMACEUTICALS—0.9%
110,725	Novo Nordisk AS (Denmark)	5,508

12

Harbor International Growth Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—2.6%
103,505	Intertek Group plc (United Kingdom)	$ 7,985
435,755	SEEK Ltd. (Australia)	6,931
		14,916
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.4%
235,900	Advantest Corp. (Japan)	5,591
44,187	ASML Holding NV (Netherlands)	9,464
341,842	Infineon Technologies AG (Germany)	9,053
396,473	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[3]	16,339
14,113	U-Blox Holding AG (Switzerland)[2]	2,619
		43,066
SPECIALTY RETAIL—1.9%
336,249	Industria de Diseno Textil SA (Spain)	11,019
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.8%
111,400	Samsung Electronics Co. Ltd. (South Korea)	4,624
TEXTILES, APPAREL & LUXURY GOODS—4.5%
44,171	adidas AG (Germany)	9,766
228,286	Burberry Group plc (United Kingdom)	6,306
115,092	Cie Financiere Richemont SA (Switzerland)	10,079
		26,151
THRIFTS & MORTGAGE FINANCE—1.2%
243,556	Housing Development Finance Corp. Ltd. (India)	7,071
WIRELESS TELECOMMUNICATION SERVICES—0.9%
61,100	SoftBank Group Corp. (Japan)	5,103
TOTAL COMMON STOCKS
(Cost $486,507)		561,513

PREFERRED STOCKS—1.6%
(Cost $7,002)
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—1.6%
54,521	Sartorius AG (Germany)	$ 8,864

SHORT-TERM INVESTMENTS—2.3%
Principal Amount
REPURCHASE AGREEMENTS—1.4%
$8,427	Repurchase Agreement with Fixed Income Clearing Corp. dated July 31, 2018 due August 1, 2018 at 0.350% collateralized by U.S. Treasury Notes (value $8,597)	8,427
Shares
INVESTMENT COMPANY-SECURITIES LENDING INVESTMENT FUND—0.9%
5,167,732	State Street Navigator Securities Lending Government Money Market Portfolio (1-day yield of 1.930%)[5]	5,168
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,595)		13,595
TOTAL INVESTMENTS—100.9%
(Cost $507,104)		583,972
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.9)%		(4,956)
TOTAL NET ASSETS—100.0%		$579,016

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2018 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$ —	$ 24,468	$—	$ 24,468
Europe	16,535	226,123	—	242,658
Latin America	10,948	—	—	10,948
Middle East/Central Asia	2,525	23,744	—	26,269
North America	12,659	—	—	12,659
Pacific Basin	56,492	188,019	—	244,511
Preferred Stocks
Europe	—	8,864	—	8,864
Short-Term Investments
Repurchase Agreements	—	8,427	—	8,427
Investment Company-Securities Lending Investment Fund	5,168	—	—	5,168
Total Investments in Securities	$104,327	$479,645	$—	$583,972
There were no Level 3 investments at July 31, 2018 or October 31, 2017 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
13

Harbor International Growth Fund
Portfolio of Investments—Continued

*	Non-income producing security
1	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking institutions. Country specific examples of this type of depositary receipt, if any, are denoted using different abbreviations. SADR after the name of a holding stands for South African Depositary Receipts representing ownership of South African securities listed on the Johannesburg Stock Exchange. SDR after the name of a holding stands for Swedish Depository Receipts representing ownership of foreign securities in Sweden. NVDR after the name of a holding stands for Non-Voting Depositary Receipts representing ownership of a listed security in the Stock Exchange of Thailand.
2	All or a portion of this security was out on loan as of July 31, 2018.
3	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
4	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2018, the aggregate value of these securities was $19,677 or 3% of net assets.
5	Represents the investment of collateral received from securities lending activities.
The accompanying notes are an integral part of the Portfolios of Investments.
14

Harbor International Small Cap Fund
Portfolio of Investments— July 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—96.2%
Shares		Value
AUTO COMPONENTS—1.5%
16,800	Nifco Inc. (Japan)	$ 508
26,887	Saf-Holland SA (Luxembourg)	447
		955
BANKS—2.1%
132,000	Fukuoka Financial Group Inc. (Japan)	723
353,740	Unicaja Banco SA (Spain)[1]	597
		1,320
BUILDING PRODUCTS—1.0%
56,500	Sanwa Holdings Corp. (Japan)	643
CAPITAL MARKETS—2.3%
10,766	Euronext NV (Netherlands)[1]	668
52,016	Intermediate Capital Group plc (United Kingdom)	724
		1,392
CHEMICALS—5.8%
153,732	Elementis plc (United Kingdom)	524
102,627	Essentra plc (United Kingdom)	647
209,555	Incitec Pivot Ltd. (Australia)	591
19,000	NOF Corp. (Japan)	626
64,000	Okamoto Industries Inc. (Japan)	736
65,804	Synthomer plc (United Kingdom)	457
		3,581
COMMERCIAL SERVICES & SUPPLIES—4.2%
18,100	AEON Delight Co. Ltd. (Japan)	662
4,333	Befesa SA (Luxembourg)*,1	225
35,616	Biffa plc (United Kingdom)[1]	108
5,970	Bilfinger SE (Germany)	307
62,456	Bravida Holding AB (Sweden)[1]	498
58,152	HomeServe plc (United Kingdom)	772
		2,572
CONSTRUCTION & ENGINEERING—5.8%
22,900	COMSYS Holdings Corp. (Japan)	569
9,534	FLSmidth & Co. A/S (Denmark)	628
24,700	Kyowa Exeo Corp. (Japan)	669
14,400	Kyudenko Corp. (Japan)	577
96,083	Maire Tecnimont SpA (Italy)	497
30,500	Toshiba Plant Systems & Services Corp. (Japan)	675
		3,615
CONSUMER FINANCE—1.7%
117,411	Arrow Global Group plc (United Kingdom)	394
7,231	Cembra Money Bank AG (Switzerland)	663
		1,057
CONTAINERS & PACKAGING—2.8%
62,139	DS Smith plc (United Kingdom)	410
240,696	Orora Ltd. (Australia)	649
63,395	RPC Group plc (United Kingdom)	678
		1,737
DIVERSIFIED CONSUMER SERVICES—0.7%
502,000	Fu Shou Yuan International Group Ltd. (China)	463
DIVERSIFIED FINANCIAL SERVICES—0.8%
8,872	KBC Ancora (Belgium)	487
DIVERSIFIED TELECOMMUNICATION SERVICES—1.0%
29,940	DNA OYJ (Finland)	593
COMMON STOCKS—Continued
Shares		Value
ELECTRICAL EQUIPMENT—0.9%
11,200	Mabuchi Motor Co. Ltd. (Japan)	$ 552
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.4%
5,983	Barco NV (Belgium)	849
ENERGY EQUIPMENT & SERVICES—2.1%
59,654	Hunting plc (United Kingdom)*	611
18,719	TGS-NOPEC Geophysical Co. (Norway)	714
		1,325
FOOD & STAPLES RETAILING—1.0%
23,379	MARR SpA (Italy)	630
FOOD PRODUCTS—5.5%
45,864	AAK AB (Sweden)	744
17,200	Calbee Inc. (Japan)	571
111,887	Costa Group Holdings Ltd. (Australia)	655
7,290	Cranswick plc (United Kingdom)	313
10,900	Ezaki Glico Co. Ltd. (Japan)	505
73,157	Tate & Lyle plc (United Kingdom)	598
		3,386
HEALTH CARE EQUIPMENT & SUPPLIES—2.2%
8,794	Carl Zeiss Meditec AG (Germany)	683
6,514	Diasorin SpA (Italy)	699
		1,382
HEALTH CARE PROVIDERS & SERVICES—2.5%
23,354	Amplifon SpA (Italy)	521
59,673	Attendo AB (Sweden)[1]	540
43,859	UDG Healthcare plc (Ireland)	483
		1,544
HEALTH CARE TECHNOLOGY—0.7%
8,300	CompuGroup Medical SE (Germany)	463
HOTELS, RESTAURANTS & LEISURE—3.9%
23,320	Corporate Travel Management Ltd. (Australia)	498
84,808	Dalata Hotel Group plc (Ireland)*	674
56,048	Scandic Hotels Group AB (Sweden)[1]	585
71,201	SSP Group plc (United Kingdom)	637
		2,394
HOUSEHOLD DURABLES—1.1%
41,000	Sumitomo Forestry Co. Ltd. (Japan)	670
HOUSEHOLD PRODUCTS—1.2%
15,700	Pigeon Corp. (Japan)	756
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—1.6%
286,000	China Everbright Greentech Ltd. (Hong Kong)*,1	292
67,700	Erex Co. Ltd. (Japan)	689
		981
INSURANCE—3.1%
87,965	Beazley plc (United Kingdom)	647
74,382	Storebrand ASA (Norway)	634
14,826	Topdanmark AS (Denmark)	637
		1,918
IT SERVICES—3.6%
43,938	Indra Sistemas SA (Spain)*	533
89,323	Link Administration Holdings Ltd. (Australia)	510

15

Harbor International Small Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
IT SERVICES—Continued
12,400	SCSK Corp. (Japan)	$ 586
3,265	Sopra Steria Group SA (France)	578
		2,207
LEISURE PRODUCTS—1.4%
51,608	Technogym SpA (Italy)*,1	562
13,078	Thule Group AB (Sweden)[1]	306
		868
LIFE SCIENCES TOOLS & SERVICES—0.9%
6,767	Gerresheimer AG (Germany)	576
MACHINERY—7.5%
334,000	CIMC Enric Holdings Ltd. (Hong Kong)	306
26,800	CKD Corp. (Japan)	411
24,800	Fuji Machine Manufacturing Co. Ltd. (Japan)*	439
180,000	Haitian International Holdings Ltd. (China)	423
138,385	Morgan Advanced Materials plc (United Kingdom)	647
7,990	Norma Group SE (Germany)	507
29,100	OSG Corp. (Japan)	655
19,400	THK Co. Ltd. (Japan)	528
33,361	Valmet OYJ (Finland)	693
		4,609
MEDIA—1.6%
8,322	Kinepolis Group NV (Belgium)	532
6,961	Stroeer SE & Co. KGAA (Germany)	428
		960
MULTILINE RETAIL—2.2%
122,332	B&M European Value Retail SA (Luxembourg)	662
35,900	Marui Group Co. Ltd. (Japan)	713
		1,375
MULTI-UTILITIES—1.1%
199,793	Hera SpA (Italy)	663
OIL, GAS & CONSUMABLE FUELS—0.8%
7,136	Gaztransport Et Technigaz SA (France)	467
PHARMACEUTICALS—0.6%
55,294	BTG plc (United Kingdom)*	385
PROFESSIONAL SERVICES—8.0%
25,286	AF AB (Sweden)	630
21,570	Altran Technologies SA (France)	205
48,067	Applus Services SA (Spain)	696
18,636	Brunel International NV (Netherlands)	305
7,787	DKSH Holding AG (Switzerland)	569
251,339	Hays plc (United Kingdom)	655
17,400	Nihon M&A Center Inc. (Japan)	464
37,600	Outsourcing Inc. (Japan)*	811
9,800	TechnoPro Holdings Inc. (Japan)	622
		4,957
COMMON STOCKS—Continued
Shares		Value
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.9%
9,014	Nexity SA (France)	$ 555
24,000	Relo Group Inc. (Japan)	650
		1,205
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.7%
18,870	BE Semiconductor Industries NV (Netherlands)	408
SPECIALTY RETAIL—3.3%
11,600	ABC-Mart Inc. (Japan)	628
41,500	BIC Camera Inc. (Japan)	626
129,176	JD Sports Fashion plc (United Kingdom)	793
		2,047
TEXTILES, APPAREL & LUXURY GOODS—0.5%
77,700	Samsonite International SA (Hong Kong)[1]	294
THRIFTS & MORTGAGE FINANCE—2.5%
13,450	Aareal Bank AG (Germany)	618
15,900	Aruhi Corp. (Japan)	334
89,540	Paragon Banking Group plc (United Kingdom)	584
		1,536
TRADING COMPANIES & DISTRIBUTORS—2.7%
10,867	IMCD Group NV (Netherlands)	790
12,499	Indutrade AB (Sweden)	328
17,800	Kanamoto Co. Ltd. (Japan)	555
		1,673
TOTAL COMMON STOCKS
(Cost $55,465)		59,495

SHORT-TERM INVESTMENTS—4.2%
(Cost $2,570)
Principal Amount
REPURCHASE AGREEMENTS
$2,570	Repurchase Agreement with Fixed Income Clearing Corp. dated July 31, 2018 due August 1, 2018 at 0.350% collateralized by U.S. Treasury Notes (value $2,622)	2,570
TOTAL INVESTMENTS—100.4%
(Cost $58,035)		62,065
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.4)%		(227)
TOTAL NET ASSETS—100.0%		$61,838

16

Harbor International Small Cap Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2018 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$—	$36,661	$—	$36,661
Pacific Basin	—	22,834	—	22,834
Short-Term Investments
Repurchase Agreements	—	2,570	—	2,570
Total Investments in Securities	$—	$62,065	$—	$62,065
There were no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2018.
Valuation Description	Balance Beginning at 11/01/2017 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2018 (000s)
Preferred Stocks	$6	$—	$(6)	$—	$—	$—	$—	$—	$—

*	Non-income producing security
1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2018, the aggregate value of these securities was $4,675 or 8% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.
17

Harbor Global Leaders Fund
Portfolio of Investments— July 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—98.6%
Shares		Value
AEROSPACE & DEFENSE—8.6%
18,850	Safran SA (France)	$ 2,338
6,165	TransDigm Group Inc. (United States)*	2,315
		4,653
AUTO COMPONENTS—2.3%
12,750	Aptiv plc (United States)	1,250
BANKS—3.8%
19,925	HDFC Bank Ltd. ADR (India)[1]	2,059
BEVERAGES—2.2%
12,095	Fomento Economico Mexicano SAB de CV ADR (Mexico)[1]	1,187
BIOTECHNOLOGY—1.6%
5,900	CSL Ltd. (Australia)	863
CAPITAL MARKETS—4.3%
21,350	Intercontinental Exchange Inc. (United States)	1,578
4,350	Moody's Corp. (United States)	744
		2,322
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.5%
2,530	Keyence Corp. (Japan)	1,338
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—2.6%
9,400	American Tower Corp. (United States)	1,393
FOOD & STAPLES RETAILING—4.1%
48,375	Alimentation Couche-Tard Inc. (Canada)	2,222
HEALTH CARE EQUIPMENT & SUPPLIES—2.4%
8,550	Essilor International SA (France)	1,260
HEALTH CARE PROVIDERS & SERVICES—2.3%
12,875	Fresenius Medical Care AG & Co. KGaA (Germany)	1,256
HOTELS, RESTAURANTS & LEISURE—4.9%
210,725	Sands China Ltd. (China)	1,089
29,570	Starbucks Corp. (United States)	1,549
		2,638
INTERNET & DIRECT MARKETING RETAIL—2.1%
555	Booking Holdings Inc. (United States)*	1,126
INTERNET SOFTWARE & SERVICES—8.3%
10,700	Alibaba Group Holding Ltd. ADR (China)*,1	2,003
1,385	Alphabet Inc. Class A (United States)*	1,700
12,000	Rightmove plc (United Kingdom)	767
		4,470
IT SERVICES—4.7%
18,564	Visa Inc. (United States)	2,538
MEDIA—1.3%
13,550	Live Nation Entertainment Inc. (United States)*	668
MULTILINE RETAIL—3.8%
13,050	Dollar General Corp. (United States)	1,281
16,550	Don Quijote Holdings Co. Ltd. (Japan)	774
		2,055
COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—3.4%
21,375	Zoetis Inc. (United States)	$ 1,849
PROFESSIONAL SERVICES—6.7%
79,550	Recruit Holdings Co. Ltd. (Japan)	2,180
13,050	Verisk Analytics Inc. (United States)*	1,443
		3,623
ROAD & RAIL—2.0%
7,265	Union Pacific Corp. (United States)	1,089
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.1%
40,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	1,648
SOFTWARE—14.3%
8,240	Adobe Systems Inc. (United States)*	2,016
9,670	Dassault Systemes SE (France)	1,442
5,975	Intuit Inc. (United States)	1,221
13,250	Salesforce.com Inc. (United States)*	1,817
7,525	Temenos Group AG (Switzerland)	1,211
		7,707
SPECIALTY RETAIL—4.8%
40,325	Industria de Diseno Textil SA (Spain)	1,322
14,300	Ross Stores Inc. (United States)	1,250
		2,572
TEXTILES, APPAREL & LUXURY GOODS—2.5%
17,100	NIKE Inc. (United States)	1,315
TOTAL COMMON STOCKS
(Cost $39,911)		53,101

SHORT-TERM INVESTMENTS—1.4%
(Cost $765)
Principal Amount
REPURCHASE AGREEMENTS
$765	Repurchase Agreement with Fixed Income Clearing Corp. dated July 31, 2018 due August 1, 2018 at 0.350% collateralized by U.S. Treasury Notes (value $785)	765
TOTAL INVESTMENTS—100.0%
(Cost $40,676)		53,866
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		12
TOTAL NET ASSETS—100.0%		$53,878

18

Harbor Global Leaders Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2018 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$ —	$ 9,596	$—	$ 9,596
Latin America	1,187	—	—	1,187
Middle East/Central Asia	2,059	—	—	2,059
North America	30,364	—	—	30,364
Pacific Basin	3,651	6,244	—	9,895
Short-Term Investments
Repurchase Agreements	—	765	—	765
Total Investments in Securities	$37,261	$16,605	$—	$53,866
There were no Level 3 investments at July 31, 2018 or October 31, 2017 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
The accompanying notes are an integral part of the Portfolios of Investments.
19

Harbor Emerging Markets Equity Fund
Portfolio of Investments— July 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—96.0%
Shares		Value
AIRLINES—1.2%
41,294	Azul SA ADR (Brazil)*,1	$ 791
AUTOMOBILES—2.8%
771,500	Baic Motor Corp. Ltd. (China)[2]	641
342,000	Brilliance China Automotive Holdings Ltd. (China)	448
6,443	Hyundai Motor Co. (South Korea)	747
		1,836
BANKS—22.4%
458,621	Alpha Bank AE (Greece)*	1,001
79,050	Banco Bradesco SA ADR (Brazil)*,1	639
4,225,600	Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	900
2,564,000	China Construction Bank Corp. (China)	2,344
160,000	China Merchants Bank Co. Ltd. (China)	627
117,937	Grupo Financiero Banorte SAB de CV (Mexico)*	823
33,641	Hana Financial Group Inc. (South Korea)	1,353
213,716	ICICI Bank Ltd. ADR (India)[1]	1,887
2,040,000	Industrial & Commercial Bank of China Ltd. (China)	1,516
130,670	Itau Unibanco Holding SA ADR (Brazil)[1]	1,567
15,681	OTP Bank plc (Hungary)	590
100,157	Sberbank of Russia PJSC ADR (Russia)[1]	1,409
179,200	United Bank Ltd. (Pakistan)	255
		14,911
CHEMICALS—1.7%
365,500	Alpek SAB de CV (Mexico)*	617
40,962	PhosAgro PJSC GDR (Russia)[3]	542
2,684,000	Tianhe Chemicals Group Ltd. (China)*,2	— [x]
		1,159
CONSTRUCTION & ENGINEERING—1.2%
905,000	China Railway Group Ltd. (China)	786
CONSTRUCTION MATERIALS—4.7%
108,000	Anhui Conch Cement Co. Ltd. (China)	695
100,874	Cemex SAB de CV ADR (Mexico)*,1	752
872,000	China National Building Material Co. Ltd. (China)	949
792,800	Semen Indonesia Persero TBK PT (Indonesia)	418
1,663,800	West China Cement Ltd. (China)*	293
		3,107
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.1%
3,000	Largan Precision Co. Ltd. (Taiwan)	505
5,200	Murata Manufacturing Co. Ltd. (Japan)	910
		1,415
ENERGY EQUIPMENT & SERVICES—1.0%
766,000	China Oilfield Services Ltd. (China)	700
FOOD & STAPLES RETAILING—1.2%
48,918	Shoprite Holdings Ltd. (South Africa)	809
FOOD PRODUCTS—4.1%
109,498	BRF SA ADR (Brazil)*,1	665
1,046,500	Charoen Pokphand Foods PCL (Thailand)	858
31,295	Gruma SAB de CV (Mexico)	404
979,000	Want Want China Holdings Ltd. (China)	811
		2,738
HEALTH CARE PROVIDERS & SERVICES—1.0%
162,400	Sinopharm Group Co. Ltd. (China)	687
HOTELS, RESTAURANTS & LEISURE—3.3%
87,375	China International Travel Service Corp. Ltd. (China)	901
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
57,157	CVC Brasil Operadora e Agencia de Viagens SA (Brazil)	$ 672
116,818	Sands China Ltd. (China)	604
		2,177
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—1.9%
798,000	China Longyuan Power Group Corp. Ltd. (China)	743
1,758,400	Datang International Power Generation Co. Ltd. (China)	510
		1,253
INSURANCE—1.9%
323,000	China Pacific Insurance Group Co. Ltd. (China)	1,264
INTERNET & DIRECT MARKETING RETAIL—0.8%
13,011	Ctrip.com International Ltd. ADR (China)*,1	535
INTERNET SOFTWARE & SERVICES—3.7%
41,500	Tencent Holdings Ltd. (China)	1,889
6,800	Weibo Corp. ADR (China)*,1	563
		2,452
IT SERVICES—2.8%
93,854	Infosys Ltd. ADR (India)[1]	1,894
MACHINERY—1.0%
113,376	Samsung Heavy Industries Co. Ltd. (South Korea)*	659
METALS & MINING—3.4%
85,965	AngloGold Ashanti Ltd. ADR (South Africa)[1]	764
756,400	MMG Ltd. (China)*	464
299,724	Petra Diamonds Ltd. (South Africa)*	181
59,941	Vale SA ADR (Brazil)*,1	879
		2,288
OIL, GAS & CONSUMABLE FUELS—10.5%
310,500	China Shenhua Energy Co. Ltd. (China)	704
6,137	CNOOC Ltd. ADR (China)[1]	1,031
29,690	Lukoil PJSC ADR (Russia)[1]	2,130
186,222	Petroleo Brasileiro SA ADR (Brazil)*,1	1,948
69,405	Reliance Industries Ltd. (India)	1,201
		7,014
PERSONAL PRODUCTS—1.5%
4,147	Amorepacific Corp. (South Korea)	992
PHARMACEUTICALS—0.1%
21,774	Ascletis Pharma Inc. (China)*,2	39
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.0%
497,600	Guangzhou R&F Properties Co. Ltd. (China)	896
150,000	Shimao Property Holdings Ltd. (China)	426
		1,322
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.9%
3,700	NXP Semiconductors NV (China)*	353
75,079	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	3,094
3,203,000	United Microelectronics Corp. (Taiwan)	1,834
		5,281
SPECIALTY RETAIL—3.4%
41,672	Foschini Group Ltd. (South Africa)	544
54,594	Mr Price Group Ltd. (South Africa)	974
137,863	Petrobras Distribuidora SA (Brazil)*	716
		2,234

20

Harbor Emerging Markets Equity Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—6.4%
102,635	Samsung Electronics Co. Ltd. (South Korea)	$ 4,260
THRIFTS & MORTGAGE FINANCE—1.2%
41,116	Indiabulls Housing Finance Ltd. (India)	779
WIRELESS TELECOMMUNICATION SERVICES—0.8%
45,500	China Mobile Ltd. (China)	411
2,744,930	Sarana Menara Nusantara TBK PT (Indonesia)*	100
		511
TOTAL COMMON STOCKS
(Cost $58,217)		63,893

PARTICIPATION (EQUITY LINKED) NOTES—0.1%
Principal Amount
BANKS—0.1%
	United Bank Ltd. (Pakistan)*,2
$57,045	$0.01––06/19/2019	81
OIL, GAS & CONSUMABLE FUELS—0.0%
	Reliance Industries Ltd. (India)*
34	$0.01––07/10/2019	—
TOTAL PARTICIPATION (EQUITY LINKED) NOTES
(Cost $94)		81

SHORT-TERM INVESTMENTS—5.1%
(Cost $3,392)
REPURCHASE AGREEMENTS
3,392	Repurchase Agreement with Fixed Income Clearing Corp. dated July 31, 2018 due August 1, 2018 at 0.350% collateralized by U.S. Treasury Notes (value $3,462)	3,392
TOTAL INVESTMENTS—101.2%
(Cost $61,703)		67,366
CASH AND OTHER ASSETS, LESS LIABILITIES—(1.2)%		(826)
TOTAL NET ASSETS—100.0%		$66,540
21

Harbor Emerging Markets Equity Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2018 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$ 764	$ 2,508	$—	$ 3,272
Europe	—	5,672	—	5,672
Latin America	10,473	—	—	10,473
Middle East/Central Asia	3,781	2,235	—	6,016
Pacific Basin	5,576	32,884	—	38,460
Participation (Equity Linked) Notes
Middle East/Central Asia	—	81	—	81
Short-Term Investments
Repurchase Agreements	—	3,392	—	3,392
Total Investments in Securities	$20,594	$46,772	$—	$67,366
There were no transfers between Levels 1 and 2 during the period.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2018.
Valuation Description	Balance Beginning at 11/01/2017 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2018 (000s)
Common Stocks	$151	$—	$—	$—	$—	$(151)	$—	$—	$—
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 07/31/2018 (000s)	Valuation Technique	Unobservable Inputs	Input Value(s)
Investments in Securities
Common Stocks
Tianhe Chemicals Group Ltd. (China)*	$—	Market Approach	Estimated Recovery Value	HKD 0.00
$—

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2018, the aggregate value of these securities was $761 or 1% of net assets.
3	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking institutions. Country specific examples of this type of depositary receipt, if any, are denoted using different abbreviations. SADR after the name of a holding stands for South African Depositary Receipts representing ownership of South African securities listed on the Johannesburg Stock Exchange. SDR after the name of a holding stands for Swedish Depository Receipts representing ownership of foreign securities in Sweden. NVDR after the name of a holding stands for Non-Voting Depositary Receipts representing ownership of a listed security in the Stock Exchange of Thailand.
x	Fair valued in accordance with Harbor Funds Valuation Procedures.
HKD	Hong Kong Dollar
The accompanying notes are an integral part of the Portfolios of Investments.
22

Harbor International & Global Funds
Notes to Portfolios of Investments— July 31, 2018 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of July 31, 2018, the Trust consists of 32 separate portfolios. The portfolios covered by this report are: Harbor International Fund, Harbor Diversified International All Cap Fund, Harbor International Growth Fund, Harbor International Small Cap Fund, Harbor Global Leaders Fund and Harbor Emerging Markets Equity Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.
The Funds currently offer four classes of shares, designated as Institutional Class, Retirement Class, Administrative Class, and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights with respect to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (“SEC”) and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.
Note 2—Significant Accounting Policies
Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.
Security Valuation
The Trust’s valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded notes and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Participation notes are valued at the last sale price of the underlying local shares on the national exchange on which they trade. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Over-the-counter (“OTC”) financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation
23

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.
When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.
When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 in the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the fair value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.
If evaluated pricing through a third-party pricing vendor is not available or deemed not to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
24

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing securities are not necessarily indicative of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, if any, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Levels 1, 2, or 3, transfers between levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
U.S. Government Securities
U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors are not backed by the full faith and credit of the U.S. government and include the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.
Repurchase Agreements
In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), a Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. A Fund seeks to further mitigate its counterparty risk by entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default, including bankruptcy, the Fund may terminate any repurchase agreements with that counterparty, determine the net amount owned, and sell or retain the collateral up to the net amount owed to the Fund. A counterparty’s default may cause the Fund to suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the terms of the master repurchase agreement.
During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities.
25

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Options
An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). Purchased call options tend to increase a Fund’s exposure to the underlying instrument. Purchased put options tend to decrease a Fund’s exposure to the underlying instrument.
When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.
During the period, Harbor International Fund, Harbor Diversified International All Cap Fund, and Harbor International Small Cap Fund purchased option contracts to manage their exposure to equity prices.
Participation Notes
Participation notes are equity-linked securities which can be used to gain exposure to emerging markets. These instruments represent interests in securities listed on certain foreign exchanges and thus present similar risks to investing directly in such equity securities. These instruments are issued by a broker-dealer evidencing ownership of shares listed on a foreign stock exchange. Accordingly, the participation notes also expose investors to counterparty risk which is the risk that the entity issuing the note may not be able to honor its financial commitments. A Fund’s participation notes are not subject to any master netting agreements. Participation notes may be more volatile and less liquid than holding the underlying security directly. A Participation note is intended to reflect the performance of the underlying equity securities on a one-to-one basis. A Fund is entitled to receive dividends or other distributions paid on the underlying securities from the broker-dealer. A Fund however is not entitled to the same rights as an owner of the underlying securities, such as voting rights.
During the period, Harbor Emerging Markets Equity Fund invested in participation notes to gain exposure to certain foreign markets.
Foreign Currency Spot Contracts
A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days.
The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in fair value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.
During the period, each Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, when applicable, are translated into U.S. dollars based on the current exchange rates at period end.
26

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Reported net realized gains and losses on foreign currency transactions, when applicable, represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities, when applicable, are included in the net realized and unrealized gain or loss on investments in the statement of operations.
Securities Lending
Each Fund may engage in securities lending, whereby a Fund lends its securities to financial institutions in order to increase its income. The Trust has engaged State Street Bank and Trust Company to act as its agent (the “Lending Agent”) with respect to the lending of portfolio securities of the Funds, pursuant to the terms and conditions of a Securities Lending Authorization Agreement (the “SLA Agreement”). Securities loans are required to be secured at all times during the term of the loan by cash collateral that is at least equal to the value of the loaned securities determined at the close of each business day. Any additional collateral that may be required to secure a loan is delivered to the Fund on the next business day. This collateral is recognized as the gross liability for securities loaned in the statement of assets and liabilities. The cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio (the “Navigator Portfolio”), a money market mutual fund that seeks to provide income while maintaining a stable net asset value of $1.00. There is no assurance that the Navigator Portfolio will maintain a stable net asset value and the Funds are subject to the risk of loss on the cash collateral invested. A portion of the earnings generated by the investment of the cash collateral is rebated to the borrower for the use of the cash collateral and these earnings (less any rebate) are then divided between the Fund and the Lending Agent, as a fee for its services, according to agreed-upon rates. The Lending Agent and a Fund will share in any shortfall in the rebate due to the borrower, according to agreed-upon rates. In addition to receiving a fee from the borrower based on the demand for securities loaned and earning income on the investment of the cash collateral, a Fund receives substitute interest, dividends, or other amounts on the loaned securities, during the term of a loan. Net securities lending income is disclosed as such in the statement of operations.
Loans may be terminated at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities that are identical to the loaned securities. The Funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned and the risk that the value of the collateral falls below the value of the securities on loan. Each Fund seeks to mitigate this risk through the SLA Agreement, which provides that in the event of default, the Lending Agent may apply the proceeds of the cash collateral from the loaned securities toward the purchase of replacement securities. If such proceeds are insufficient or the collateral is unavailable, the Lending Agent will purchase replacement securities at its sole expense, or if unable to do so, the Lending Agent may credit to the Fund’s account an amount equal to the fair value of the unreturned loaned securities. As the securities loans are subject to termination by the Funds or the borrower at any time, the remaining contractual maturities of each securities lending transaction is considered to be overnight and continuous.
During the period, Harbor International Fund, Harbor Diversified International All Cap Fund, Harbor International Growth Fund, and Harbor International Small Cap Fund engaged in securities lending. The following table summarizes the value of equity securities loaned and related cash collateral at July 31, 2018.
	Market Value of Securities on Loan (000s)	Cash Collateral (000s)
Harbor International Fund	$ —	$ —
Harbor Diversified International All Cap Fund	5,267	5,599
Harbor International Growth Fund	4,742	5,168
Harbor International Small Cap Fund	—	—
27

[THIS PAGE INTENTIONALLY LEFT BLANK]
28

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Joseph L. Dowling, III
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Ann M. Spruill
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Brian L. Collins
Vice President
Charles P. Ragusa
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank and Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
FD.NQ.IG.0718

Quarterly Schedules of
Portfolio Holdings
July 31, 2018
Fixed Income  Funds

	Institutional Class	Retirement Class	Administrative Class	Investor Class
Harbor Convertible Securities Fund	HACSX	HNCVX	HRCSX	HICSX
Harbor High-Yield Bond Fund	HYFAX	HNHYX	HYFRX	HYFIX
Harbor High-Yield Opportunities Fund	HHYNX	HHYRX	HHYAX	HHYVX
Harbor Bond Fund	HABDX	–	HRBDX	–
Harbor Core Bond Fund	HACBX	HCBRX	–	–
Harbor Real Return Fund	HARRX	–	HRRRX	–
Harbor Money Market Fund	HARXX	–	HRMXX	–

Harbor Convertible Securities Fund
Portfolio of Investments— July 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

CONVERTIBLE BONDS—95.8%
Principal Amount		Value
AEROSPACE & DEFENSE—0.5%
	RTI International Metals Inc.
$592	1.625%—10/15/2019	$ 611
AUTO COMPONENTS—1.4%
	CIE Generale DES Etablissements Michelin SCA
600	0.000%—01/10/2022[1]	585
	Valeo SA MTN[2]
1,200	0.000%—06/16/2021[1]	1,145
		1,730
AUTOMOBILES—1.8%
	Tesla Motors Inc.
1,546	1.250%—03/01/2021	1,580
488	2.375%—03/15/2022	527
		2,107
BANKS—0.5%
	BofA Finance LLC MTN[2]
604	0.250%—05/01/2023	580
BIOTECHNOLOGY—5.9%
	BioMarin Pharmaceutical Inc.
1,352	0.599%—08/01/2024	1,430
1,005	1.500%—10/15/2020	1,233
		2,663
	Clovis Oncology Inc.
678	1.250%—05/01/2025	616
	Exact Sciences Corp.
1,361	1.000%—01/15/2025	1,417
	Ionis Pharmaceuticals Inc.
901	1.000%—11/15/2021	897
	Ligand Pharmaceuticals Inc.
905	0.750%—05/15/2023[3]	961
	Neurocrine Biosciences Inc.
320	2.250%—05/15/2024	470
		7,024
CAPITAL MARKETS—1.1%
	Ares Capital Corp.
1,337	3.750%—02/01/2022	1,346
COMMUNICATIONS EQUIPMENT—2.7%
	Finisar Corp.
626	0.500%—12/15/2036	565
	InterDigital Inc.
242	1.500%—03/01/2020	293
	Lumentum Holdings Inc.
555	0.250%—03/15/2024	624
	Palo Alto Networks Inc.
1,790	0.750%—07/01/2023[3]	1,767
		3,249
CONSTRUCTION & ENGINEERING—3.1%
	Dycom Industries Inc.
1,011	0.750%—09/15/2021	1,129
	Tutor Perini Corp.
1,463	2.875%—06/15/2021	1,457
	Vinci SA
1,000	0.375%—02/16/2022	1,092
		3,678
CONVERTIBLE BONDS—Continued
Principal Amount		Value
DIVERSIFIED CONSUMER SERVICES—0.5%
	Chegg Inc.
$450	0.250%—05/15/2023[3]	$ 537
DIVERSIFIED TELECOMMUNICATION SERVICES—0.6%
	Inmarsat plc
600	3.875%—09/09/2023	703
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.5%
	OSI Systems Inc.
618	1.250%—09/01/2022	600
ENERGY EQUIPMENT & SERVICES—1.7%
	Ensco Jersey Finance Ltd.
355	3.000%—01/31/2024	338
	Nabors Industries Inc.
382	0.750%—01/15/2024	300
	Oil States International Inc.
514	1.500%—02/15/2023[3]	556
	Transocean Inc.
429	0.500%—01/30/2023	597
	Weatherford International Ltd.
296	5.875%—07/01/2021	293
		2,084
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—4.6%
	Empire State Realty OP LP
845	2.625%—08/15/2019[3]	854
	Extra Space Storage LP
2,095	3.125%—10/01/2035[3]	2,319
	IH Merger Sub LLC
1,077	3.500%—01/15/2022	1,191
	National Health Investors Inc.
488	3.250%—04/01/2021	549
	Spirit Realty Capital Inc.
581	2.875%—05/15/2019	576
		5,489
HEALTH CARE EQUIPMENT & SUPPLIES—4.0%
	Dexcom Inc.
917	0.750%—05/15/2022	1,065
	Insulet Corp.
687	1.375%—11/15/2024[3]	749
	Nuvasive Inc.
1,564	2.250%—03/15/2021	1,779
	Wright Medical Group Inc.
1,223	1.625%—06/15/2023[3]	1,210
		4,803
HEALTH CARE PROVIDERS & SERVICES—0.4%
	Molina Healthcare Inc.
192	1.125%—01/15/2020	494
HEALTH CARE TECHNOLOGY—1.6%
	Allscripts Healthcare Solutions Inc.
1,880	1.250%—07/01/2020	1,932
HOTELS, RESTAURANTS & LEISURE—2.5%
	Caesars Entertainment Corp.
150	5.000%—10/01/2024	270
	Huazhu Group Ltd.
867	0.375%—11/01/2022[3]	956
	Marriott Vacations Worldwide Corp.
1,736	1.500%—09/15/2022[3]	1,800
		3,026

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CONVERTIBLE BONDS—Continued
Principal Amount		Value
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—2.3%
	Nextera Energy Partners LP
$2,308	1.500%—09/15/2020[3]	$ 2,363
	NRG Yield Inc.
361	3.500%—02/01/2019[3]	361
		2,724
INDUSTRIAL CONGLOMERATES—1.3%
	Siemens Financieringsmaatschappij NV
1,250	1.650%—08/16/2019	1,499
INTERNET & DIRECT MARKETING RETAIL—5.1%
	Booking Holdings Inc.
782	0.350%—06/15/2020	1,213
	Ctrip.com International Ltd.
551	1.250%—09/15/2022	543
1,580	1.990%—07/01/2025	1,684
		2,227
	Liberty Expedia Holdings Inc.
2,179	1.000%—06/30/2047[3]	2,216
	Wayfair Inc.
379	0.375%—09/01/2022[3]	462
		6,118
INTERNET SOFTWARE & SERVICES—10.0%
	Akamai Technologies Inc.
1,713	0.125%—05/01/2025[3]	1,724
	Altaba Inc.
334	0.000%—12/01/2018[1]	456
	Envestnet Inc.
1,146	1.750%—06/01/2023[3]	1,231
	Five9 Inc.
550	0.125%—05/01/2023[3]	548
	IAC Financeco Inc.
747	0.875%—10/01/2022[3]	845
	New Relic Inc.
405	0.500%—05/01/2023[3]	440
	Nutanix Inc.
227	0.000%—01/15/2023[1,3]	271
	Okta Inc.
245	0.250%—02/15/2023[3]	299
	Pandora Media Inc.
548	1.750%—12/01/2023	539
	Q2 Holdings Inc.
351	0.750%—02/15/2023[3]	410
	Twilio Inc.
630	0.250%—06/01/2023[3]	664
	Twitter Inc.
1,125	0.250%—06/15/2024[3]	1,026
	Weibo Corp.
1,194	1.250%—11/15/2022[3]	1,172
	Wix.Com Ltd.
861	0.000%—07/01/2023[1,3]	826
	Zillow Group Inc.
1,228	1.500%—07/01/2023	1,224
299	2.000%—12/01/2021	366
		1,590
		12,041
IT SERVICES—1.1%
	Euronet Worldwide Inc.
454	1.500%—10/01/2044	588
CONVERTIBLE BONDS—Continued
Principal Amount		Value
IT SERVICES—Continued
	Square Inc.
$695	0.500%—05/15/2023[3]	$ 763
		1,351
LIFE SCIENCES TOOLS & SERVICES—1.4%
	Illumina Inc.
438	0.500%—06/15/2021	623
	Qiagen NV
800	0.375%—03/19/2019	1,022
		1,645
MACHINERY—4.2%
	Chart Industries Inc.
425	1.000%—11/15/2024[3]	608
	Greenbrier Cos. Inc.
755	2.875%—02/01/2024	898
	Meritor Inc.
2,383	3.250%—10/15/2037[3]	2,372
	Navistar International Corp.
1,158	4.750%—04/15/2019	1,200
		5,078
MEDIA—6.8%
	Dish Network Corp.
2,089	3.375%—08/15/2026	1,903
	Liberty Interactive LLC
756	1.750%—09/30/2046[3]	824
	Liberty Media Corp.
492	1.000%—01/30/2023	557
242	1.375%—10/15/2023	307
1,820	2.125%—03/31/2048[3]	1,837
547	2.250%—09/30/2046	300
		3,001
	Live Nation Entertainment Inc.
2,340	2.500%—03/15/2023[3]	2,464
		8,192
METALS & MINING—1.9%
	Royal Gold Inc.
2,161	2.875%—06/15/2019	2,232
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—3.6%
	Blackstone Mortgage Trust Inc.
1,840	4.750%—03/15/2023	1,807
	Starwood Property Trust Inc.
1,305	4.375%—04/01/2023	1,316
	Two Harbors Investment Corp.
1,098	6.250%—01/15/2022	1,134
		4,257
OIL, GAS & CONSUMABLE FUELS—2.9%
	Chesapeake Energy Corp.
658	5.500%—09/15/2026	656
	Oasis Petroleum Inc.
494	2.625%—09/15/2023	620
	PDC Energy Inc.
300	1.125%—09/15/2021	316
	SM Energy Co.
309	1.500%—07/01/2021	326
	Total SA MTN[2]
1,400	0.500%—12/02/2022	1,601
		3,519

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CONVERTIBLE BONDS—Continued
Principal Amount		Value
PHARMACEUTICALS—2.0%
	Jazz Investments I Ltd.
$573	1.500%—08/15/2024[3]	$ 597
1,096	1.875%—08/15/2021	1,187
		1,784
	Supernus Pharmaceuticals Inc.
525	0.625%—04/01/2023[3]	593
		2,377
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.9%
	Advanced Micro Devices Inc.
86	2.125%—09/01/2026	205
	Cypress Semiconductor Corp.
728	2.000%—02/01/2023[3]	791
	Integrated Device Technology Inc.
759	0.875%—11/15/2022	906
	Intel Corp.
455	3.250%—08/01/2039	1,056
	Microchip Technology Inc.
1,889	1.625%—02/15/2027	2,258
	Micron Technology Inc.
290	3.000%—11/15/2043	524
	Novellus Systems Inc.
44	2.625%—05/15/2041	252
	ON Semiconductor Corp.
1,485	1.000%—12/01/2020	1,943
	Silicon Laboratories Inc.
379	1.375%—03/01/2022	446
	STMicroelectronics NV
400	0.250%—07/03/2024	479
	Teradyne Inc.
445	1.250%—12/15/2023	648
		9,508
SOFTWARE—9.4%
	Atlassian Inc.
819	0.625%—05/01/2023[3]	907
	Citrix Systems Inc.
513	0.500%—04/15/2019	782
	Hubspot Inc.
194	0.250%—06/01/2022	274
	Nice Systems Inc.
553	1.250%—01/15/2024	762
	Nuance Communications Inc.
950	1.000%—12/15/2035	860
1,073	1.250%—04/01/2025	1,029
		1,889
CONVERTIBLE BONDS—Continued
Principal Amount		Value
SOFTWARE—Continued
	Proofpoint Inc.
$284	0.750%—06/15/2020	$ 410
	Red Hat Inc.
50	0.250%—10/01/2019	96
	Ringcentral Inc.
544	0.000%—03/15/2023[1,3]	592
	Rovi Corp.
410	0.500%—03/01/2020	390
	Servicenow Inc.
739	0.000%—06/01/2022[1]	1,019
	Verint Systems Inc.
1,741	1.500%—06/01/2021	1,727
	Workday Inc.
1,610	0.250%—10/01/2022[3]	1,702
	Zendesk Inc.
702	0.250%—03/15/2023[3]	759
		11,309
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.1%
	Pure Storage Inc.
465	0.125%—04/15/2023[3]	492
	Western Digital Corp.
2,077	1.500%—02/01/2024[3]	2,038
		2,530
TRANSPORTATION INFRASTRUCTURE—0.4%
	Macquarie Infrastructure Corp.
440	2.875%—07/15/2019	438
TOTAL CONVERTIBLE BONDS
(Cost $112,876)		114,811

SHORT-TERM INVESTMENTS—3.8%
(Cost $4,574)
REPURCHASE AGREEMENTS
4,574	Repurchase Agreement with Fixed Income Clearing Corp. dated July 31, 2018 due August 1, 2018 at 0.350% collateralized by U.S. Treasury Notes (value $4,669)	4,574
TOTAL INVESTMENTS—99.6%
(Cost $117,450)		119,385
CASH AND OTHER ASSETS, LESS LIABILITIES—0.4%		521
TOTAL NET ASSETS—100.0%		$119,906

FAIR VALUE MEASUREMENTS
All investments at July 31, 2018 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 investments at July 31, 2018 or October 31, 2017 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

1	Zero coupon bond.
2	MTN after the name of a security stands for Medium Term Note.
3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2018, the aggregate value of these securities was $43,906 or 37% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor High-Yield Bond Fund
Portfolio of Investments— July 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

BANK LOAN OBLIGATIONS—3.8%
Principal Amount		Value
CHEMICALS—0.1%
	Solenis International LP
	First-Lien Term Loan
$825	6.179% (1 Month USD Libor + 4.000) 12/26/2023[1]	$ 830
COMMERCIAL SERVICES & SUPPLIES—0.4%
	Granite Acquisition Inc.
	Term Loan C
91	5.834% (3 Month USD Libor + 3.500) 12/17/2021[1]	92
	Term Loan B
3,640	5.837% (3 Month USD Libor + 3.500) 12/17/2021[1]	3,678
		3,770
CONSTRUCTION & ENGINEERING—0.1%
	Brookfield Wec Holdings Inc.
	First-Lien Term Loan
1,055	5.827% (1 Month USD Libor + 3.750) 07/31/2025[1]	1,063
CONTAINERS & PACKAGING—0.2%
	Titan Acquisition Ltd.
	Term Loan B
1,786	5.077% (2 Month USD Libor + 3.000) 03/28/2025[1]	1,761
ELECTRICAL EQUIPMENT—0.2%
	Cortes NP Acquisition Corp.
	Term Loan B
2,137	6.100% (1 Month USD Libor + 4.000) 11/15/2023[1]	2,128
FOOD & STAPLES RETAILING—0.2%
	Clover Merger Sub Inc.
	Initial Term Loans
2,235	9.844% (1 Month USD Libor + 7.750) 09/26/2025[1]	1,923
HEALTH CARE PROVIDERS & SERVICES—0.2%
	Ardent Health Partners LLC
	Term Loan
1,430	6.572% (1 Month USD Libor + 4.500) 06/30/2025[1]	1,443
HOTELS, RESTAURANTS & LEISURE—0.2%
	Stars Group Holdings BV
	Incremental Term Loan
2,055	5.831% (3 Month USD Libor + 3.500) 07/10/2025[1]	2,077
INTERNET SOFTWARE & SERVICES—0.1%
	Ancestry.com Inc.
	Term Loan B
1,153	5.250% (1 Month USD Libor + 3.250) 10/19/2023[1]	1,156
MACHINERY—0.2%
	Navistar Inc.
	Term Loan B
1,288	5.600% (1 Month USD Libor + 3.500) 11/06/2024[1]	1,296
MEDIA—0.3%
	Altice France SA
	Term Loan B
2,115	6.077% (1 Month USD Libor + 4.000) 01/13/2026[1]	2,073
	Liberty Cablevision of Puerto Rico LLC
	First-Lien Term Loan
460	5.839% (3 Month USD Libor + 3.500) 01/07/2022[1]	450
		2,523
OIL, GAS & CONSUMABLE FUELS—0.4%
	California Resources Corp.
	First-Lien Term Loan
1,545	6.831% (1 Month USD Libor + 4.750) 12/31/2022[1]	1,570
BANK LOAN OBLIGATIONS—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Term Loan
$1,725	12.439% (1 Month USD Libor + 10.380) 12/31/2021[1]	$ 1,915
		3,485
SOFTWARE—0.4%
	Greeneden US Holdings II LLC
	Term Loan B
3,990	5.577% (3 Month USD Libor + 3.500) 12/01/2023[1]	4,015
SPECIALTY RETAIL—0.8%
	Ascena Retail Group Inc.
	Term Loan B
4,188	6.625% (1 Month USD Libor + 4.500) 08/21/2022[1]	3,802
	Bass Pro Group LLC
	Term Loan B
3,111	7.077% (1 Month USD Libor + 5.000) 09/25/2024[1]	3,135
		6,937
TOTAL BANK LOAN OBLIGATIONS
(Cost $34,393)		34,407

CORPORATE BONDS & NOTES—93.6%
AEROSPACE & DEFENSE—1.4%
	Arconic Inc.
470	5.400%—04/15/2021	481
	BBA US Holdings Inc.
860	5.375%—05/01/2026[2]	868
	Bombardier Inc.
4,135	6.000%—10/15/2022[2]	4,182
600	6.125%—01/15/2023[2]	611
		4,793
	KLX Inc.
725	5.875%—12/01/2022[2]	753
	TransDigm Inc.
3,000	6.500%—07/15/2024	3,079
	Triumph Group Inc.
3,265	5.250%—06/01/2022	2,947
345	7.750%—08/15/2025	322
		3,269
		13,243
AIR FREIGHT & LOGISTICS—0.0%
	XPO Logistics Inc.
375	6.500%—06/15/2022[2]	387
AUTO COMPONENTS—1.0%
	Adient Global Holdings Ltd.
1,185	4.875%—08/15/2026[2]	1,093
	American Axle & Manufacturing Inc.
925	6.500%—04/01/2027	903
2,455	6.625%—10/15/2022	2,519
		3,422
	Goodyear Tire & Rubber Co.
1,630	4.875%—03/15/2027	1,494
1,400	5.125%—11/15/2023	1,393
		2,887
	Tenneco Inc.
2,250	5.000%—07/15/2026	1,991
		9,393

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
AUTOMOBILES—0.5%
	Jaguar Land Rover Automotive plc
$2,500	4.500%—10/01/2027[2]	$ 2,228
	Tesla Inc.
3,000	5.300%—08/15/2025[2]	2,644
		4,872
BANKS—0.3%
	CIT Group Inc.
1,500	5.000%—08/15/2022-08/01/2023	1,527
882	6.125%—03/09/2028	928
		2,455
BEVERAGES—0.3%
	Cott Holdings Inc.
2,500	5.500%—04/01/2025[2]	2,412
BIOTECHNOLOGY—0.3%
	Avantor Inc.
2,570	6.000%—10/01/2024[2]	2,575
BUILDING PRODUCTS—1.8%
	American Builders & Contractors Supply Co. Inc.
1,660	5.875%—05/15/2026[2]	1,662
	Griffon Corp.
3,725	5.250%—03/01/2022	3,632
	Jeld-Wen Inc.
1,000	4.625%—12/15/2025[2]	953
	Masonite International Corp.
1,000	5.625%—03/15/2023[2]	1,025
	New Enterprise Stone & Lime Co. Inc.
1,975	6.250%—03/15/2026[2]	2,006
	Standard Industries Inc.
1,702	4.750%—01/15/2028[2]	1,566
3,000	5.500%—02/15/2023[2]	3,071
		4,637
	Summit Materials LLC
2,000	6.125%—07/15/2023	2,040
310	8.500%—04/15/2022	335
		2,375
		16,290
CAPITAL MARKETS—0.2%
	Deutsche Bank AG
1,585	4.875%—12/01/2032[1]	1,403
CHEMICALS—2.7%
	Blue Cube Spinco LLC
975	9.750%—10/15/2023	1,109
	Consolidated Energy Finance SA
2,440	6.500%—05/15/2026[2]	2,410
	GCP Applied Technologies Inc.
1,555	5.500%—04/15/2026[2]	1,542
	NOVA Chemicals Corp.
3,100	4.875%—06/01/2024[2]	3,006
2,500	5.250%—08/01/2023[2]	2,506
		5,512
	OCI NV
1,775	6.625%—04/15/2023[2]	1,820
	Platform Specialty Products Corp.
2,000	5.875%—12/01/2025[2]	2,012
485	6.500%—02/01/2022[2]	499
		2,511
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CHEMICALS—Continued
	PQ Corp.
$4,000	6.750%—11/15/2022[2]	$ 4,215
	Trinseo LLC
1,290	5.375%—09/01/2025[2]	1,277
	Tronox Inc.
3,465	6.500%—04/15/2026[2]	3,456
	Venator Materials Corp.
1,000	5.750%—07/15/2025[2]	930
		24,782
COMMERCIAL SERVICES & SUPPLIES—3.4%
	Brink's Co.
2,985	4.625%—10/15/2027[2]	2,828
	Clean Harbors Inc.
5,000	5.125%—06/01/2021	5,025
	Covanta Holding Corp.
1,025	5.875%—07/01/2025	1,005
2,750	6.375%—10/01/2022	2,822
		3,827
	GFL Environmental Inc.
1,500	5.375%—03/01/2023[2]	1,402
2,000	5.625%—05/01/2022[2]	1,910
		3,312
	Harland Clarke Holdings Corp.
995	8.375%—08/15/2022[2]	956
	Hulk Finance Corp.
2,205	7.000%—06/01/2026[2]	2,078
	LSC Communications Inc.
1,905	8.750%—10/15/2023[2]	1,872
	Mason Finance Sub Inc.
480	6.875%—08/15/2023[2]	480
	NuStar Logistics LP
2,000	6.750%—02/01/2021	2,090
	RR Donnelley & Sons Co.
3,095	6.000%—04/01/2024	3,122
485	6.500%—11/15/2023	486
		3,608
	Waste Pro USA Inc.
1,450	5.500%—02/15/2026[2]	1,388
	Williams Scotsman International Inc.
2,990	7.875%—12/15/2022[2]	3,125
	Wrangler Buyer Corp.
1,000	6.000%—10/01/2025[2]	945
		31,534
COMMUNICATIONS EQUIPMENT—1.1%
	Commscope Inc.
400	5.000%—06/15/2021[2]	403
	Hughes Satellite Systems Corp.
1,500	6.500%—06/15/2019	1,536
800	6.625%—08/01/2026	764
4,000	7.625%—06/15/2021	4,305
		6,605
	Viasat Inc.
3,250	5.625%—09/15/2025[2]	3,087
		10,095
CONSTRUCTION & ENGINEERING—0.3%
	AECOM
2,650	5.125%—03/15/2027	2,577

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CONSUMER FINANCE—2.5%
	Ally Financial Inc.
$800	4.125%—03/30/2020	$ 806
1,000	4.625%—05/19/2022	1,007
750	4.750%—09/10/2018	752
500	5.750%—11/20/2025	521
3,000	7.500%—09/15/2020	3,229
1,883	8.000%—11/01/2031	2,278
		8,593
	Navient Corp.
1,000	5.000%—10/26/2020	1,003
400	6.750%—06/15/2026	395
		1,398
	Navient Corp. MTN[3]
2,655	5.500%—01/25/2023	2,605
4,000	7.250%—01/25/2022	4,200
		6,805
	Springleaf Finance Corp.
500	5.625%—03/15/2023	502
1,000	6.000%—06/01/2020	1,034
1,000	6.875%—03/15/2025	1,017
675	7.125%—03/15/2026	688
2,675	7.750%—10/01/2021	2,899
		6,140
		22,936
CONTAINERS & PACKAGING—2.4%
	ARD Finance SA
3,500	7.125%—09/15/2023	3,557
	Ardagh Packaging Finance plc
1,000	6.000%—02/15/2025[2]	979
	Berry Plastics Corp.
1,625	5.125%—07/15/2023	1,619
	BWAY Holding Co.
3,000	5.500%—04/15/2024[2]	2,936
1,500	7.250%—04/15/2025[2]	1,466
		4,402
	Cascades Inc.
1,890	5.500%—07/15/2022[2]	1,885
2,000	5.750%—07/15/2023[2]	1,990
		3,875
	Crown Americas LLC / Crown Americas Capital Corp. VI
1,000	4.750%—02/01/2026[2]	943
	Flex Acquisition Co. Inc.
2,825	6.875%—01/15/2025[2]	2,761
320	7.875%—07/15/2026[2]	323
		3,084
	OI European Group BV
925	4.000%—03/15/2023[2]	876
	Reynolds Group Issuer Inc.
750	5.125%—07/15/2023[2]	747
1,696	5.750%—10/15/2020	1,701
		2,448
		21,783
DISTRIBUTORS—0.1%
	LKQ Corp.
750	4.750%—05/15/2023	754
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
DIVERSIFIED CONSUMER SERVICES—0.1%
	Service Corp. International
$870	4.625%—12/15/2027	$ 829
DIVERSIFIED FINANCIAL SERVICES—1.2%
	Compass Group Diversified Holdings LLC
1,070	8.000%—05/01/2026[2]	1,049
	DAE Funding LLC
470	4.000%—08/01/2020[2]	469
4,260	5.000%—08/01/2024[2]	4,207
		4,676
	Fidelity & Guaranty Life Holdings Inc.
1,620	5.500%—05/01/2025[2]	1,577
	Virtu Financial
2,455	6.750%—06/15/2022[2]	2,532
	WeWork Cos. Inc.
1,310	7.875%—05/01/2025[2]	1,280
		11,114
DIVERSIFIED TELECOMMUNICATION SERVICES—5.0%
	Altice Financing SA
2,100	7.500%—05/15/2026[2]	2,050
	Altice Luxembourg SA
200	7.625%—02/15/2025[2]	188
2,000	7.750%—05/15/2022[2]	1,998
		2,186
	CenturyLink Inc.
5,000	5.625%—04/01/2020	5,131
2,150	5.800%—03/15/2022	2,158
1,000	6.450%—06/15/2021	1,037
585	6.750%—12/01/2023	601
2,000	7.500%—04/01/2024	2,095
		11,022
	Frontier Communications Corp.
3,000	7.125%—01/15/2023	2,186
210	7.625%—04/15/2024	143
1,000	8.500%—04/01/2026[2]	964
685	8.750%—04/15/2022	583
1,000	10.500%—09/15/2022	912
1,395	11.000%—09/15/2025	1,137
		5,925
	GCI Inc.
7,000	6.750%—06/01/2021	7,100
	Inmarsat Finance plc
4,000	4.875%—05/15/2022[2]	3,980
	Intelsat Jackson Holdings SA
750	5.500%—08/01/2023	693
1,625	7.250%—10/15/2020	1,639
3,500	7.500%—04/01/2021	3,526
		5,858
	Level 3 Communications Inc.
1,925	5.750%—12/01/2022	1,937
	Level 3 Financing Inc.
1,000	6.125%—01/15/2021	1,010
	Telecom Italia Capital SA
625	6.000%—09/30/2034	621
775	6.375%—11/15/2033	786
		1,407
	Telecom Italia SpA
2,875	5.303%—05/30/2024[2]	2,893

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—Continued
	Wind Tre SpA
$1,035	5.000%—01/20/2026[2]	$ 934
		46,302
ELECTRIC UTILITIES—0.2%
	Talen Energy Supply LLC
660	6.500%—06/01/2025	488
1,340	9.500%—07/15/2022[2]	1,293
		1,781
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.8%
	Anixter Inc.
6,000	5.125%—10/01/2021	6,183
	Sensata Technologies BV
850	5.000%—10/01/2025[2]	854
		7,037
ENERGY EQUIPMENT & SERVICES—3.1%
	Archrock Partners LP
3,000	6.000%—04/01/2021-10/01/2022	2,990
	CSI Compressco LP
1,770	7.500%—04/01/2025[2]	1,770
	Ensco plc
1,325	7.750%—02/01/2026	1,290
	Nabors Industries Inc.
2,325	5.750%—02/01/2025[2]	2,209
	Oceaneering International Inc.
705	6.000%—02/01/2028	703
	Precision Drilling Corp.
1,015	7.125%—01/15/2026[2]	1,044
	Pride International LLC
1,000	7.875%—08/15/2040	930
	Transocean Guardian Ltd.
1,035	5.875%—01/15/2024[2]	1,048
	Transocean Inc.
1,565	6.800%—03/15/2038	1,315
1,335	7.500%—01/15/2026[2]	1,368
		2,683
	Transocean Pontus Ltd.
815	6.125%—08/01/2025[2]	832
	Trinidad Drilling Ltd.
2,375	6.625%—02/15/2025[2]	2,316
	Unit Corp.
4,900	6.625%—05/15/2021	4,863
	USA Compression Partners LP
1,195	6.875%—04/01/2026[2]	1,234
	Weatherford International LLC
1,135	9.875%—03/01/2025[2]	1,152
	Weatherford International Ltd.
1,075	6.750%—09/15/2040	855
1,500	7.750%—06/15/2021	1,547
1,085	8.250%—06/15/2023	1,079
		3,481
		28,545
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—4.1%
	CoreCivic Inc.
2,250	4.750%—10/15/2027	2,022
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—Continued
	CyrusOne LP
$2,230	5.000%—03/15/2024	$ 2,244
1,000	5.375%—03/15/2027	995
		3,239
	Equinix Inc.
2,500	5.375%—01/01/2022-05/15/2027	2,551
	FelCor Lodging LP
1,000	6.000%—06/01/2025	1,027
	GEO Group Inc.
2,650	5.875%—01/15/2022	2,690
	GLP Capital LP
875	5.250%—06/01/2025	895
895	5.750%—06/01/2028	913
		1,808
	Iron Mountain Inc.
1,345	4.875%—09/15/2027[2]	1,239
2,000	5.250%—03/15/2028[2]	1,860
1,000	5.750%—08/15/2024	994
200	6.000%—08/15/2023	205
		4,298
	Kennedy-Wilson Inc.
4,000	5.875%—04/01/2024	3,920
	Ladder Capital Finance Corp.
2,510	5.250%—10/01/2025[2]	2,353
460	5.875%—08/01/2021[2]	466
		2,819
	MPT Operating Partnership LP
1,500	5.000%—10/15/2027	1,455
1,500	6.375%—03/01/2024	1,583
		3,038
	RHP Hotel Properties LP
4,000	5.000%—04/15/2021-04/15/2023	4,040
	Sabra Health Care LP
2,500	5.500%—02/01/2021	2,536
	SBA Communications Corp.
1,745	4.000%—10/01/2022	1,698
	Uniti Group Inc.
1,243	6.000%—04/15/2023[2]	1,203
1,035	7.125%—12/15/2024[2]	947
		2,150
		37,836
FOOD & STAPLES RETAILING—0.6%
	Albertsons Companies Inc.
775	6.085%—01/15/2024[2,4]	786
	Albertsons Companies LLC
2,500	5.750%—03/15/2025	2,258
400	6.625%—06/15/2024	385
		2,643
	Rite Aid Corp.
1,905	6.125%—04/01/2023[2]	1,924
		5,353
FOOD PRODUCTS—0.7%
	B&G Foods Inc.
3,000	5.250%—04/01/2025	2,888
	Dean Foods Co.
775	6.500%—03/15/2023[2]	761

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
FOOD PRODUCTS—Continued
	Post Holdings Inc.
$2,000	5.500%—03/01/2025[2]	$ 1,975
1,100	5.750%—03/01/2027[2]	1,075
		3,050
		6,699
GAS UTILITIES—0.6%
	AmeriGas Partners LP
1,000	5.750%—05/20/2027	961
	DCP Midstream Operating LP
1,000	6.750%—09/15/2037[2]	1,079
	Ferrellgas LP
2,700	6.750%—06/15/2023	2,349
	Suburban Propane Partners LP
1,600	5.875%—03/01/2027	1,500
		5,889
HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
	Hologic Inc.
1,000	4.375%—10/15/2025[2]	970
	Teleflex Inc.
1,480	4.625%—11/15/2027	1,415
		2,385
HEALTH CARE PROVIDERS & SERVICES—8.1%
	Acadia Healthcare Co. Inc.
1,000	5.125%—07/01/2022	995
1,500	5.625%—02/15/2023	1,519
		2,514
	Air Medical Merger Sub Corp.
2,510	6.375%—05/15/2023[2]	2,308
	Centene Corp.
7,750	5.625%—02/15/2021	7,944
	Centene Escrow I Corp.
1,000	5.375%—06/01/2026[2]	1,026
	Community Health Systems Inc.
2,000	6.250%—03/31/2023	1,870
	DaVita Inc.
3,425	5.000%—05/01/2025	3,236
3,300	5.750%—08/15/2022	3,360
		6,596
	Envision Healthcare Corp.
5,000	5.125%—07/01/2022[2]	5,094
	HCA Healthcare Inc.
2,500	6.250%—02/15/2021	2,609
	HCA Inc.
3,500	4.750%—05/01/2023	3,554
265	5.375%—02/01/2025	269
3,000	5.500%—06/15/2047	2,850
3,150	5.875%—03/15/2022-02/15/2026	3,304
2,350	6.500%—02/15/2020	2,452
		12,429
	LifePoint Health Inc.
1,000	5.500%—12/01/2021	1,021
500	5.875%—12/01/2023	525
		1,546
	Molina Healthcare Inc.
2,500	4.875%—06/15/2025[2]	2,453
2,000	5.375%—11/15/2022	2,050
		4,503
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
	NVA Holdings Inc.
$2,000	6.875%—04/01/2026[2]	$ 2,000
	Polaris Intermediate Corp.
4,750	8.500%—12/01/2022[2]	4,928
	RegionalCare Hospital Partners Holdings Inc.
3,335	8.250%—05/01/2023[2]	3,560
	Sotera Health Topco Inc.
2,000	8.125%—11/01/2021[2]	2,027
	Team Health Holdings Inc.
1,395	6.375%—02/01/2025[2]	1,224
	Tenet Healthcare Corp.
750	4.375%—10/01/2021	751
5,876	4.625%—07/15/2024	5,707
2,000	6.000%—10/01/2020	2,085
1,390	6.875%—11/15/2031	1,272
1,000	8.125%—04/01/2022	1,069
		10,884
	West Street Merger Sub Inc.
1,000	6.375%—09/01/2025[2]	978
		74,040
HEALTH CARE TECHNOLOGY—0.2%
	Change Healthcare Holdings LLC
1,405	5.750%—03/01/2025[2]	1,365
HOTELS, RESTAURANTS & LEISURE—3.5%
	Boyd Gaming Corp.
1,015	6.000%—08/15/2026[2]	1,025
	Brinker International Inc.
2,500	3.875%—05/15/2023	2,362
500	5.000%—10/01/2024[2]	483
		2,845
	Eldorado Resorts Inc.
1,005	6.000%—04/01/2025	1,020
	ESH Hospitality Inc.
4,250	5.250%—05/01/2025[2]	4,133
	Hilton Domestic Operating Co. Inc.
1,555	5.125%—05/01/2026[2]	1,563
	International Game Technology plc
1,000	5.625%—02/15/2020[2]	1,024
	IRB Holding Corp.
2,500	6.750%—02/15/2026[2]	2,381
	Merlin Entertainments plc
205	5.750%—06/15/2026[2]	210
	MGM Growth Properties Operating Partnership LP
695	4.500%—01/15/2028	638
	MGM Resorts International
1,680	5.750%—06/15/2025	1,703
630	6.625%—12/15/2021	673
1,500	7.750%—03/15/2022	1,646
		4,022
	New Red Finance Inc.
500	4.625%—01/15/2022[2]	500
4,500	5.000%—10/15/2025[2]	4,337
		4,837
	Scientific Games International Inc.
2,000	6.625%—05/15/2021	2,032
	SIX Flags Entertainment Corp.
305	4.875%—07/31/2024[2]	299

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HOTELS, RESTAURANTS & LEISURE—Continued
	Stars Group Holdings BV / Stars Group US Co.-Borrower LLC
$1,145	7.000%—07/15/2026[2]	$ 1,182
	Viking Cruises Ltd.
3,000	5.875%—09/15/2027[2]	2,955
	VOC Escrow Ltd.
1,685	5.000%—02/15/2028[2]	1,622
		31,788
HOUSEHOLD DURABLES—1.4%
	Kronos Acquisition Holdings Inc.
1,100	9.000%—08/15/2023[2]	960
	Lennar Corp.
500	4.125%—12/01/2018	502
2,725	4.500%—04/30/2024	2,650
500	4.750%—04/01/2021	507
1,000	4.875%—12/15/2023	1,004
1,075	5.000%—06/15/2027	1,024
475	5.250%—06/01/2026	465
400	5.875%—11/15/2024	413
		6,565
	M/I Homes Inc.
1,205	5.625%—08/01/2025	1,136
	Toll Brothers Finance Corp.
710	4.350%—02/15/2028	640
	Tri Pointe Group Inc.
1,400	4.875%—07/01/2021	1,407
2,000	5.250%—06/01/2027	1,837
		3,244
		12,545
HOUSEHOLD PRODUCTS—1.3%
	Central Garden & Pet Co.
750	6.125%—11/15/2023	774
	Energizer Gamma Acquisition Inc.
300	6.375%—07/15/2026[2]	309
	Energizer Holdings Inc.
2,585	5.500%—06/15/2025[2]	2,553
	First Quality Finance Co. Inc.
4,425	4.625%—05/15/2021[2]	4,325
	Prestige Brands Inc.
2,720	5.375%—12/15/2021[2]	2,734
815	6.375%—03/01/2024[2]	818
		3,552
		11,513
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—2.3%
	AES Corp.
1,065	4.000%—03/15/2021	1,066
585	4.500%—03/15/2023	584
3,000	5.500%—04/15/2025	3,067
300	6.000%—05/15/2026	315
		5,032
	Calpine Corp.
505	5.250%—06/01/2026[2]	479
1,000	5.500%—02/01/2024	929
1,500	5.750%—01/15/2025	1,384
		2,792
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—Continued
	Nextera Energy Operating Partners LP
$795	4.250%—09/15/2024[2]	$ 769
870	4.500%—09/15/2027[2]	822
		1,591
	NRG Energy Inc.
550	5.750%—01/15/2028[2]	547
3,350	6.250%—05/01/2024	3,463
1,475	6.625%—01/15/2027	1,527
		5,537
	Terraform Power Operating LLC
500	4.250%—01/31/2023[2]	483
1,980	5.000%—01/31/2028[2]	1,871
		2,354
	Vistra Energy Corp.
2,400	7.375%—11/01/2022	2,508
1,000	8.000%—01/15/2025[2]	1,091
		3,599
		20,905
INSURANCE—0.7%
	Acrisure Finance Inc.
2,830	7.000%—11/15/2025[2]	2,568
	Hub International Ltd.
1,620	7.000%—05/01/2026[2]	1,630
	NFP Corp.
2,395	6.875%—07/15/2025[2]	2,341
		6,539
INTERNET & DIRECT MARKETING RETAIL—0.3%
	NetFlix Inc.
2,470	4.875%—04/15/2028[2]	2,340
350	5.500%—02/15/2022	363
400	5.875%—11/15/2028[2]	403
		3,106
INTERNET SOFTWARE & SERVICES—0.0%
	Rackspace Hosting Inc.
280	8.625%—11/15/2024[2]	283
IT SERVICES—1.5%
	Alliance Data Systems Corp.
2,500	5.375%—08/01/2022[2]	2,522
	Alliance Data Systems Corp. MTN[3]
2,275	5.875%—11/01/2021[2]	2,326
	First Data Corp.
1,995	5.375%—08/15/2023[2]	2,028
1,500	5.750%—01/15/2024[2]	1,539
1,000	7.000%—12/01/2023[2]	1,049
		4,616
	WEX Inc.
4,000	4.750%—02/01/2023[2]	4,033
		13,497
LEISURE PRODUCTS—0.2%
	NCL Corp. Ltd.
500	4.750%—12/15/2021[2]	502
	Wyndham Destinations Inc.
1,000	3.900%—03/01/2023	938

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
LEISURE PRODUCTS—Continued
$195	4.150%—04/01/2024	$ 193
550	4.500%—04/01/2027	540
		1,671
		2,173
LIFE SCIENCES TOOLS & SERVICES—0.5%
	Eagle Holding Co. II LLC
3,000	7.625%—05/15/2022[2]	3,037
	IQVIA Inc.
1,750	4.875%—05/15/2023[2]	1,785
		4,822
MACHINERY—0.2%
	Allison Transmission Inc.
1,200	4.750%—10/01/2027[2]	1,116
	EnPro Industries Inc.
1,000	5.875%—09/15/2022	1,022
		2,138
MEDIA—11.7%
	Altice France SA
1,265	6.250%—05/15/2024[2]	1,262
3,000	7.375%—05/01/2026[2]	2,990
		4,252
	AMC Entertainment Holdings Inc.
1,125	5.750%—06/15/2025	1,114
1,925	5.875%—11/15/2026	1,881
		2,995
	AMC Networks Inc.
4,998	4.750%—08/01/2025	4,811
	Block Communications Inc.
2,000	6.875%—02/15/2025[2]	2,000
	Cable One Inc.
2,885	5.750%—06/15/2022[2]	2,949
	Cablevision Systems Corp.
5,000	8.000%—04/15/2020	5,258
	CCO Holdings LLC
2,250	5.000%—02/01/2028[2]	2,118
3,000	5.125%—05/01/2027[2]	2,872
5,500	5.250%—03/15/2021-09/30/2022	5,565
3,000	5.875%—04/01/2024[2]	3,060
		13,615
	Cequel Communications Holdings I LLC
2,000	5.125%—12/15/2021[2]	2,005
	CSC Holdings LLC
2,000	5.250%—06/01/2024	1,930
1,000	5.375%—02/01/2028[2]	945
		2,875
	DISH DBS Corp.
5,000	5.000%—03/15/2023	4,344
5,000	5.875%—11/15/2024	4,187
		8,531
	EW Scripps Co.
2,250	5.125%—05/15/2025[2]	2,123
	Graham Holdings Co.
945	5.750%—06/01/2026[2]	954
	Lamar Media Corp.
500	5.000%—05/01/2023	509
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MEDIA—Continued
	Lin Television Corp.
$500	5.875%—11/15/2022	$ 511
	Mediacom Broadband LLC
1,000	5.500%—04/15/2021	1,011
	Meredith Corp.
1,660	6.875%—02/01/2026[2]	1,677
	Midcontinent Finance Corp.
2,000	6.875%—08/15/2023[2]	2,115
	Outfront Media Capital LLC
1,400	5.875%—03/15/2025	1,417
	Quebecor Media Inc.
600	5.750%—01/15/2023	620
	Radiate HoldCo LLC
3,500	6.625%—02/15/2025[2]	3,281
310	6.875%—02/15/2023[2]	302
		3,583
	Sinclair Television Group Inc.
350	5.875%—03/15/2026[2]	346
4,000	6.125%—10/01/2022	4,085
		4,431
	Sirius XM Radio Inc.
6,000	6.000%—07/15/2024[2]	6,218
	Telenet Finance Luxembourg Notes Sarl
4,400	5.500%—03/01/2028[2]	4,037
	Townsquare Media Inc.
4,000	6.500%—04/01/2023[2]	3,685
	Tribune Media Co.
7,000	5.875%—07/15/2022	7,070
	Univision Communications Inc.
2,730	5.125%—02/15/2025[2]	2,539
129	6.750%—09/15/2022[2]	132
		2,671
	UPCB Finance IV Ltd.
7,500	5.375%—01/15/2025[2]	7,331
	Virgin Media Finance plc
500	5.750%—01/15/2025[2]	471
1,225	6.000%—10/15/2024[2]	1,199
		1,670
	Virgin Media Secured Finance plc
880	5.250%—01/15/2021	901
250	5.500%—08/15/2026[2]	239
		1,140
	WMG Acquisition Corp.
1,700	5.625%—04/15/2022[2]	1,736
	Ziggo Bond Finance BV
3,255	5.875%—01/15/2025[2]	3,060
1,000	6.000%—01/15/2027[2]	917
		3,977
		107,777
METALS & MINING—3.8%
	AK Steel Corp.
1,936	6.375%—10/15/2025	1,796
945	7.000%—03/15/2027	900
		2,696
	Alcoa Nederland Holding BV
1,140	6.125%—05/15/2028[2]	1,177

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
METALS & MINING—Continued
$2,000	6.750%—09/30/2024[2]	$ 2,137
975	7.000%—09/30/2026[2]	1,058
		4,372
	Alliance Resource Operating Partners
2,000	7.500%—05/01/2025[2]	2,120
	Commercial Metals Co.
1,475	5.375%—07/15/2027	1,376
	Constellium NV
2,000	5.750%—05/15/2024[2]	1,985
2,000	6.625%—03/01/2025[2]	2,044
		4,029
	FMG Resources August 2006 Pty Ltd.
3,810	4.750%—05/15/2022[2]	3,720
4,000	5.125%—03/15/2023-05/15/2024[2]	3,872
		7,592
	Freeport-McMoRan Inc.
2,785	3.875%—03/15/2023	2,688
2,430	5.400%—11/14/2034	2,242
1,435	5.450%—03/15/2043	1,281
		6,211
	Grinding Media Inc.
1,000	7.375%—12/15/2023[2]	1,045
	Novelis Corp.
500	5.875%—09/30/2026[2]	481
1,500	6.250%—08/15/2024[2]	1,507
		1,988
	Steel Dynamics Inc.
1,800	5.125%—10/01/2021	1,822
546	5.250%—04/15/2023	554
		2,376
	Teck Resources Ltd.
1,415	5.200%—03/01/2042	1,312
		35,117
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—0.5%
	Starwood Property Trust Inc.
1,385	3.625%—02/01/2021[2]	1,357
1,465	4.750%—03/15/2025[2]	1,451
2,000	5.000%—12/15/2021	2,030
		4,838
OIL, GAS & CONSUMABLE FUELS—9.6%
	Ascent Resources Utica Holdings LLC
1,000	10.000%—04/01/2022[2]	1,110
	Baytex Energy Corp.
550	5.125%—06/01/2021[2]	535
4,500	5.625%—06/01/2024[2]	4,241
		4,776
	Berry Petroleum Co. LLC
715	7.000%—02/15/2026[2]	747
	Bruin E&P Partners LLC
1,335	8.875%—08/01/2023[2]	1,348
	Callon Petroleum Co.
1,080	6.375%—07/01/2026[2]	1,093
	Cheniere Corpus Christi Holdings LLC
575	5.125%—06/30/2027	579
	Cheniere Energy Partners LP
3,485	5.250%—10/01/2025	3,485
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Chesapeake Energy Corp.
$3,000	8.000%—06/15/2027	$ 3,075
	CNX Midstream Partners LP
1,190	6.500%—03/15/2026[2]	1,169
	Crownrock Finance Inc.
2,750	5.625%—10/15/2025[2]	2,661
	Energy Transfer Equity LP
1,630	4.250%—03/15/2023	1,589
1,000	7.500%—10/15/2020	1,070
		2,659
	Enlink Midstream Partners LP
770	4.150%—06/01/2025	722
755	4.850%—07/15/2026	727
		1,449
	Extraction Oil & Gas Inc.
1,800	5.625%—02/01/2026[2]	1,748
1,085	7.375%—05/15/2024[2]	1,145
		2,893
	Genesis Energy LP
500	6.000%—05/15/2023	495
2,000	6.750%—08/01/2022	2,050
		2,545
	Global Partners LP
1,450	7.000%—06/15/2023	1,446
	Great Western Petroleum LLC
1,000	9.000%—09/30/2021[2]	1,030
	Gulfport Energy Corp.
1,500	6.000%—10/15/2024	1,455
1,205	6.375%—01/15/2026	1,169
		2,624
	Indigo Natural Resources LLC
2,000	6.875%—02/15/2026[2]	1,945
	Jagged Peak Energy LLC
1,500	5.875%—05/01/2026[2]	1,477
	Jonah Energy LLC
1,000	7.250%—10/15/2025[2]	832
	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp.
1,260	6.000%—08/01/2026[2]	1,271
	Murphy Oil Corp.
1,900	5.875%—12/01/2042	1,727
	NGL Energy Partners LP
2,535	5.125%—07/15/2019	2,554
1,853	7.500%—11/01/2023	1,897
		4,451
	NGPL Pipeco LLC
555	4.375%—08/15/2022[2]	558
2,085	4.875%—08/15/2027[2]	2,090
100	7.768%—12/15/2037[2]	124
		2,772
	Oasis Petroleum Inc.
3,865	6.875%—03/15/2022-01/15/2023	3,956
	Parkland Fuel Corp.
1,730	6.000%—04/01/2026[2]	1,711
	PDC Energy Inc.
1,650	5.750%—05/15/2026	1,638
	QEP Resources Inc.
50	5.250%—05/01/2023	49

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
$500	5.625%—03/01/2026	$ 483
500	6.875%—03/01/2021	534
		1,066
	Range Resources Corp.
4,415	5.875%—07/01/2022	4,459
	Rockies Express Pipeline LLC
2,830	6.000%—01/15/2019[2]	2,872
2,040	6.875%—04/15/2040[2]	2,377
		5,249
	Rose Rock Midstream LP
2,500	5.625%—07/15/2022	2,475
	Sanchez Energy Corp.
200	6.125%—01/15/2023	139
7,000	7.750%—06/15/2021	6,090
		6,229
	SemGroup Corp.
2,500	6.375%—03/15/2025	2,412
	SM Energy Co.
350	6.125%—11/15/2022	360
	Southwestern Energy Co.
1,025	7.500%—04/01/2026	1,069
875	7.750%—10/01/2027	919
		1,988
	Summit Midstream Holdings LLC
2,150	5.750%—04/15/2025	2,086
	Sunoco LP
1,085	4.875%—01/15/2023[2]	1,069
695	5.500%—02/15/2026[2]	663
		1,732
	Targa Resources Partners LP
660	5.000%—01/15/2028[2]	624
970	5.875%—04/15/2026[2]	991
		1,615
	Whiting Petroleum Corp.
95	6.625%—01/15/2026	99
	Wildhorse Resource Development Corp.
500	6.875%—02/01/2025	509
860	6.875%—02/01/2025[2]	875
		1,384
	Williams Cos. Inc.
670	8.750%—03/15/2032	883
		88,506
PHARMACEUTICALS—2.3%
	Endo Finance LLC
2,500	5.375%—01/15/2023[2]	2,131
500	7.250%—01/15/2022[2]	475
		2,606
	Mallinckrodt International Finance SA
995	4.750%—04/15/2023	851
1,000	5.625%—10/15/2023[2]	866
800	5.750%—08/01/2022[2]	732
		2,449
	Teva Pharmaceutical Finance Netherlands III BV
2,000	2.200%—07/21/2021	1,866
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
PHARMACEUTICALS—Continued
$2,575	6.000%—04/15/2024	$ 2,668
1,000	6.750%—03/01/2028	1,069
		5,603
	Valeant Pharmaceuticals International Co.
920	8.500%—01/31/2027[2]	947
	Valeant Pharmaceuticals International Inc.
2,250	5.500%—11/01/2025[2]	2,260
2,300	5.625%—12/01/2021[2]	2,286
1,750	6.125%—04/15/2025[2]	1,647
3,435	7.500%—07/15/2021[2]	3,511
		9,704
		21,309
PROFESSIONAL SERVICES—0.7%
	Nielsen Finance LLC.
1,500	4.500%—10/01/2020	1,497
2,725	5.000%—04/15/2022[2]	2,655
		4,152
	Tempo Acquisition LLC
1,940	6.750%—06/01/2025[2]	1,880
		6,032
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.8%
	Freedom Mortgage Corp.
770	8.125%—11/15/2024[2]	753
480	8.250%—04/15/2025[2]	468
		1,221
	Greystar Real Estate Partners LLC
1,310	5.750%—12/01/2025[2]	1,274
	Realogy Group LLC
1,000	4.875%—06/01/2023[2]	936
3,500	5.250%—12/01/2021[2]	3,513
		4,449
		6,944
ROAD & RAIL—0.8%
	Avis Budget Car Rental LLC
1,000	5.125%—06/01/2022[2]	991
1,000	5.250%—03/15/2025[2]	924
1,000	5.500%—04/01/2023	991
		2,906
	Herc Rentals Inc.
2,048	7.500%—06/01/2022[2]	2,171
	Hertz Corp.
2,750	7.625%—06/01/2022[2]	2,702
		7,779
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.2%
	Advanced Micro Devices Inc.
1,500	7.500%—08/15/2022	1,676
	Micron Technology Inc.
125	5.500%—02/01/2025	130
		1,806
SOFTWARE—1.0%
	CDK Global Inc.
500	3.800%—10/15/2019	502
	Infor Software Parent LLC
1,500	7.125%—05/01/2021[2]	1,521

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
SOFTWARE—Continued
	Informatica LLC
$1,500	7.125%—07/15/2023[2]	$ 1,534
	Nuance Communications Inc.
28	5.375%—08/15/2020[2]	28
2,275	5.625%—12/15/2026	2,275
3,000	6.000%—07/01/2024	3,067
		5,370
		8,927
SPECIALTY RETAIL—1.2%
	Asbury Automotive Group Inc.
500	6.000%—12/15/2024	500
	L Brands Inc.
1,190	5.250%—02/01/2028	1,051
500	5.625%—02/15/2022	510
1,480	6.875%—11/01/2035	1,284
		2,845
	Party City Holdings Inc.
915	6.625%—08/01/2026[2]	920
	Penske Automotive Group Inc.
4,860	5.750%—10/01/2022	4,965
	PetSmart Inc.
1,050	5.875%—06/01/2025[2]	837
700	7.125%—03/15/2023[2]	476
		1,313
	Sonic Automotive Inc.
600	5.000%—05/15/2023	569
		11,112
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.2%
	Diamond 1 Finance Corp.
1,500	5.875%—06/15/2021[2]	1,539
850	7.125%—06/15/2024[2]	914
		2,453
	EMC Corp.
345	2.650%—06/01/2020	337
750	3.375%—06/01/2023	700
		1,037
	NCR Corp.
3,320	5.875%—12/15/2021	3,382
	Seagate HDD Cayman
2,000	4.875%—03/01/2024	1,980
	Western Digital Corp.
1,875	4.750%—02/15/2026	1,847
		10,699
THRIFTS & MORTGAGE FINANCE—0.9%
	Nationstar Mortgage LLC
3,750	6.500%—07/01/2021	3,769
	Quicken Loans Inc.
3,400	5.250%—01/15/2028[2]	3,176
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
THRIFTS & MORTGAGE FINANCE—Continued
	Wand Merger Corp.
$1,230	8.125%—07/15/2023[2]	$ 1,281
		8,226
TRADING COMPANIES & DISTRIBUTORS—0.7%
	United Rentals North America Inc.
495	4.625%—10/15/2025	479
3,050	4.875%—01/15/2028	2,857
1,325	5.500%—05/15/2027	1,316
2,000	5.750%—11/15/2024	2,052
		6,704
WIRELESS TELECOMMUNICATION SERVICES—3.0%
	Sprint Capital Corp.
4,120	6.875%—11/15/2028	3,976
	Sprint Communications Inc.
3,400	6.000%—11/15/2022	3,446
	Sprint Corp.
2,875	7.125%—06/15/2024	2,961
4,250	7.250%—09/15/2021	4,478
670	7.625%—02/15/2025	704
1,000	7.875%—09/15/2023	1,069
		9,212
	T-Mobile USA Inc.
600	4.000%—04/15/2022	595
500	4.500%—02/01/2026	471
1,380	4.750%—02/01/2028	1,281
850	5.125%—04/15/2025	856
850	5.375%—04/15/2027	840
1,000	6.000%—03/01/2023	1,033
5,500	6.500%—01/15/2024-01/15/2026	5,772
		10,848
		27,482
TOTAL CORPORATE BONDS & NOTES
(Cost $865,530)		859,233

SHORT-TERM INVESTMENTS—1.7%
(Cost $15,763)
REPURCHASE AGREEMENTS
15,763	Repurchase Agreement with Fixed Income Clearing Corp. dated July 31, 2018 due August 1, 2018 at 0.350% collateralized by U.S. Treasury Notes (value $16,079)	15,763
TOTAL INVESTMENTS—99.1%
(Cost $915,686)		909,403
CASH AND OTHER ASSETS, LESS LIABILITIES—0.9%		8,628
TOTAL NET ASSETS—100.0%		$918,031

FAIR VALUE MEASUREMENTS
All investments at July 31, 2018 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 investments at July 31, 2018 or October 31, 2017 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

1	Variable rate security, the stated rate represents the rate in effect at July 31, 2018.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2018, the aggregate value of these securities was $407,079 or 44% of net assets.
3	MTN after the name of a security stands for Medium Term Note.
4	Floating rate security, the stated rate represents the rate in effect at July 31, 2018.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor High-Yield Opportunities Fund
Portfolio of Investments— July 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—96.7%
Principal Amount		Value
AEROSPACE & DEFENSE—2.1%
	BBA US Holdings Inc.
$275	5.375%—05/01/2026[1]	$ 278
	Bombardier Inc.
475	6.000%—10/15/2022[1]	480
	Engility Corp.
350	8.875%—09/01/2024	377
	TransDigm Inc.
150	6.000%—07/15/2022	153
250	6.375%—06/15/2026	252
		405
		1,540
AIRLINES—0.1%
	US Airways 2012-2 Class B Pass-Through Trust
112	6.750%—12/03/2022	118
AUTOMOBILES—2.0%
	Aston Martin Capital Holdings Ltd.
550	6.500%—04/15/2022[1]	562
	Fiat Chrysler Automobiles NV
225	5.250%—04/15/2023	227
	McLaren Finance plc
675	5.750%—08/01/2022[1]	669
		1,458
BANKS—2.1%
	Commerzbank AG MTN[2]
200	8.125%—09/19/2023[1]	229
	Intesa Sanpaolo SpA MTN[2]
350	5.017%—06/26/2024[1]	324
	Oxford Finance LLC
500	6.375%—12/15/2022[1]	510
	Royal Bank of Scotland Group plc
175	5.125%—05/28/2024	178
	Unicredit SpA
300	5.861% (U.S. Treasury Yield Curve Rate T Note 1 Year CMT + 3.650) 06/19/2032[1,3,4]	272
		1,513
BEVERAGES—0.3%
	Cott Holdings Inc.
250	5.500%—04/01/2025[1]	241
BUILDING PRODUCTS—0.5%
	Standard Industries Inc.
350	5.375%—11/15/2024[1]	348
CAPITAL MARKETS—1.4%
	Icahn Enterprises Finance Corp.
400	5.875%—02/01/2022	404
350	6.250%—02/01/2022	357
		761
	LPL Holdings Inc.
300	5.750%—09/15/2025[1]	292
		1,053
CHEMICALS—2.0%
	CF Industries Inc.
425	5.150%—03/15/2034	394
	Cornerstone Chemical Co.
400	6.750%—08/15/2024[1]	393
	INEOS Group Holdings SA
400	5.625%—08/01/2024[1]	397
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CHEMICALS—Continued
	NOVA Chemicals Corp.
$125	4.875%—06/01/2024[1]	$ 121
200	5.250%—06/01/2027[1]	188
		309
		1,493
COMMERCIAL SERVICES & SUPPLIES—0.4%
	Prime Security Services Borrower LLC
250	9.250%—05/15/2023[1]	268
COMMUNICATIONS EQUIPMENT—1.0%
	Nokia OYJ
350	5.375%—05/15/2019	356
	Plantronics Inc.
400	5.500%—05/31/2023[1]	398
		754
CONSTRUCTION & ENGINEERING—0.7%
	MDC Holdings Inc.
300	5.500%—01/15/2024	299
	Meritage Homes Corp.
250	5.125%—06/06/2027	230
		529
CONSTRUCTION MATERIALS—1.2%
	Cemex SAB de CV
325	7.750%—04/16/2026[1]	359
	New Enterprise Stone & Lime Co. Inc.
500	6.250%—03/15/2026[1]	508
		867
CONSUMER FINANCE—2.5%
	Credit Acceptance Corp.
650	7.375%—03/15/2023	686
	Navient Corp.
175	5.875%—10/25/2024	170
	Navient Corp. MTN[2]
300	6.125%—03/25/2024	297
	Springleaf Finance Corp.
500	5.625%—03/15/2023	502
150	6.875%—03/15/2025	153
		655
		1,808
CONTAINERS & PACKAGING—2.1%
	ARD Finance SA
125	7.125%—09/15/2023	127
	Ardagh Packaging Finance plc
825	7.250%—05/15/2024[1]	863
	BWAY Holding Co.
250	5.500%—04/15/2024[1]	245
	Reynolds Group Issuer Inc.
325	5.125%—07/15/2023[1]	323
		1,558
DIVERSIFIED FINANCIAL SERVICES—1.3%
	Goeasy Ltd.
750	7.875%—11/01/2022[1]	790
	Jefferies Finance LLC
150	7.375%—04/01/2020[1]	153
		943

Harbor High-Yield Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—6.4%
	Altice Financing SA
$325	6.625%—02/15/2023[1]	$ 329
	Altice France SA
325	7.375%—05/01/2026[1]	324
	Altice Luxembourg SA
575	7.750%—05/15/2022[1]	574
	CenturyLink Inc.
125	7.500%—04/01/2024	131
	CSC Holdings LLC
375	5.500%—04/15/2027[1]	362
	Frontier Communications Corp.
250	8.500%—04/01/2026[1]	241
150	10.500%—09/15/2022	137
450	11.000%—09/15/2025	367
		745
	Hughes Satellite Systems Corp.
300	5.250%—08/01/2026	288
	Level 3 Financing Inc.
250	5.375%—01/15/2024	248
	Qwest Corp.
400	6.875%—09/15/2033	380
	Sable International Finance Ltd.
250	6.875%—08/01/2022[1]	262
	Telecom Italia SpA
275	5.303%—05/30/2024[1]	277
	UPC Holding BV
325	5.500%—01/15/2028[1]	299
	Virgin Media Secured Finance plc
375	5.500%—08/15/2026[1]	358
	Windstream Corp.
150	7.750%—10/15/2020	136
		4,713
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.7%
	Ingram Micro Inc.
500	5.450%—12/15/2024	493
ENERGY EQUIPMENT & SERVICES—4.1%
	Archrock Partners LP
250	6.000%—04/01/2021	250
	Ensco plc
275	5.750%—10/01/2044	201
150	8.000%—01/31/2024	152
		353
	Hi-Crush Partners LP
125	9.500%—08/01/2026[1]	124
	Oceaneering International Inc.
350	4.650%—11/15/2024	335
	Parker Drilling Co.
300	6.750%—07/15/2022	246
	Pioneer Energy Services Corp.
125	6.125%—03/15/2022	116
	SESI LLC
300	7.125%—12/15/2021	305
	Sunoco LP
575	4.875%—01/15/2023[1]	566
	USA Compression Partners LP
200	6.875%—04/01/2026[1]	206
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ENERGY EQUIPMENT & SERVICES—Continued
	Weatherford International Ltd.
$525	4.500%—04/15/2022	$ 488
50	6.500%—08/01/2036	39
		527
		3,028
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—0.5%
	Greystar Real Estate Partners LLC
100	5.750%—12/01/2025[1]	97
	MPT Operating Partnership LP
250	5.000%—10/15/2027	243
		340
FOOD PRODUCTS—0.5%
	Dean Foods Co.
400	6.500%—03/15/2023[1]	393
HEALTH CARE PROVIDERS & SERVICES—5.3%
	Community Health Systems Inc.
175	5.125%—08/01/2021	166
300	8.000%—11/15/2019	296
		462
	Encompass Health Group
300	5.750%—11/01/2024	305
	HCA Inc.
100	4.750%—05/01/2023	102
250	5.000%—03/15/2024	254
250	5.250%—06/15/2026	254
200	5.375%—02/01/2025	203
75	5.875%—05/01/2023	79
		892
	LifePoint Health Inc.
350	5.875%—12/01/2023	367
	NVA Holdings Inc.
500	6.875%—04/01/2026[1]	500
	Tenet Healthcare Corp.
200	4.625%—07/15/2024	194
275	6.750%—06/15/2023	280
250	7.000%—08/01/2025[1]	252
100	8.125%—04/01/2022	107
		833
	Universal Hospital Services Inc.
500	7.625%—08/15/2020	503
		3,862
HOTELS, RESTAURANTS & LEISURE—6.8%
	GLP Financing II Inc.
225	5.375%—04/15/2026	229
	Golden Nugget Inc.
425	6.750%—10/15/2024[1]	425
	International Game Technology plc
400	6.500%—02/15/2025[1]	425
	Melco Resorts Finance Ltd.
300	4.875%—06/06/2025[1]	285
	MGM Resorts International
300	6.625%—12/15/2021	320
	PF Chang's China Bistro Inc.
400	10.250%—06/30/2020[1]	378
	Pinnacle Entertainment Inc.
250	5.625%—05/01/2024	263

Harbor High-Yield Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HOTELS, RESTAURANTS & LEISURE—Continued
	Sabre GLBL Inc.
$125	5.250%—11/15/2023[1]	$ 126
375	5.375%—04/15/2023[1]	379
		505
	Scientific Games International Inc.
75	5.000%—10/15/2025[1]	72
450	10.000%—12/01/2022	482
		554
	Silversea Cruise Finance Ltd.
500	7.250%—02/01/2025[1]	544
	Studio City Finance Ltd.
200	8.500%—12/01/2020[1]	203
	Viking Cruises Ltd.
500	5.875%—09/15/2027[1]	492
	Wynn Las Vegas LLC
350	5.500%—03/01/2025[1]	347
		4,970
HOUSEHOLD DURABLES—2.0%
	AV Homes Inc.
250	6.625%—05/15/2022	258
	First Quality Finance Co. Inc.
425	4.625%—05/15/2021[1]	415
	M/I Homes Inc.
250	5.625%—08/01/2025	236
	Tempur Sealy International Inc.
550	5.625%—10/15/2023	544
		1,453
HOUSEHOLD PRODUCTS—0.4%
	Kronos Acquisition Holdings Inc.
325	9.000%—08/15/2023[1]	284
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—2.3%
	Calpine Corp.
150	5.250%—06/01/2026[1]	142
250	5.875%—01/15/2024[1]	252
		394
	Talen Energy Supply LLC
650	9.500%—07/15/2022[1]	628
	Vistra Energy Corp.
625	7.375%—11/01/2022	653
		1,675
INTERNET & DIRECT MARKETING RETAIL—0.9%
	Travelport Corporate Finance plc
650	6.000%—03/15/2026[1]	663
INTERNET SOFTWARE & SERVICES—2.7%
	EIG Investors Corp.
400	10.875%—02/01/2024	437
	J2 Cloud Services LLC
475	6.000%—07/15/2025[1]	483
	Match Group Inc.
675	6.375%—06/01/2024	716
	Rackspace Hosting Inc.
375	8.625%—11/15/2024[1]	380
		2,016
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
IT SERVICES—1.7%
	Cardtronics Inc.
$625	5.125%—08/01/2022	$ 595
	First Data Corp.
250	5.750%—01/15/2024[1]	257
400	7.000%—12/01/2023[1]	419
		676
		1,271
MACHINERY—0.7%
	Navistar International Corp.
500	6.625%—11/01/2025[1]	525
MEDIA—7.3%
	AMC Networks Inc.
350	5.000%—04/01/2024	346
	Block Communications Inc.
650	6.875%—02/15/2025[1]	650
	CCO Holdings LLC
475	5.500%—05/01/2026[1]	468
150	5.750%—01/15/2024	152
150	5.875%—04/01/2024[1]	153
		773
	Clear Channel Worldwide Holdings Inc.
500	6.500%—11/15/2022	512
	DISH DBS Corp.
100	5.000%—03/15/2023	87
475	5.875%—07/15/2022-11/15/2024	405
400	7.750%—07/01/2026	351
		843
	Intelsat Jackson Holdings SA
300	5.500%—08/01/2023	277
350	7.250%—10/15/2020	353
50	8.000%—02/15/2024[1]	53
125	9.750%—07/15/2025[1]	134
		817
	Nexstar Escrow Corp.
350	5.625%—08/01/2024[1]	346
	Salem Media Group Inc.
300	6.750%—06/01/2024[1]	273
	Sinclair Television Group Inc.
250	5.625%—08/01/2024[1]	247
	Sirius XM Radio Inc.
375	6.000%—07/15/2024[1]	389
	Univision Communications Inc.
150	5.125%—05/15/2023[1]	144
		5,340
METALS & MINING—3.4%
	AK Steel Corp.
200	6.375%—10/15/2025	185
300	7.625%—10/01/2021	307
		492
	Alcoa Nederland Holding BV
350	6.750%—09/30/2024[1]	374
	Freeport-McMoRan Inc.
500	4.550%—11/14/2024	486
	Grinding Media Inc.
500	7.375%—12/15/2023[1]	523

Harbor High-Yield Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
METALS & MINING—Continued
	New Gold Inc.
$650	6.250%—11/15/2022[1]	$ 614
		2,489
OIL, GAS & CONSUMABLE FUELS—14.6%
	Antero Resources Corp.
500	5.125%—12/01/2022	504
	Berry Petroleum Co. LLC
175	7.000%—02/15/2026[1]	183
	Calfrac Holdings LP
375	8.500%—06/15/2026[1]	363
	California Resources Corp.
250	8.000%—12/15/2022[1]	225
	Calumet Specialty Products Partners LP / Calumet Finance Corp.
500	6.500%—04/15/2021	497
	Carrizo Oil & Gas Inc.
54	7.500%—09/15/2020	54
	Cheniere Energy Partners LP
250	5.250%—10/01/2025	250
	Chesapeake Energy Corp.
100	5.750%—03/15/2023	97
200	8.000%—12/15/2022[1]	212
300	8.000%—01/15/2025-06/15/2027	308
		617
	Citgo Holding Inc.
425	10.750%—02/15/2020[1]	454
	Continental Resources Co.
225	3.800%—06/01/2024	221
	Crestwood Midstream Partners LP
500	6.250%—04/01/2023	512
	Diamond Offshore Drilling Inc.
250	4.875%—11/01/2043	181
	Energy Transfer Equity LP
175	5.875%—01/15/2024	182
	Enlink Midstream Partners LP
200	4.150%—06/01/2025	188
	Everest Acquisition Finance Inc.
275	9.375%—05/01/2020	272
	Gulfport Energy Corp.
450	6.375%—01/15/2026	437
	Hilcorp Finance Co.
250	5.000%—12/01/2024[1]	242
	Jones Energy Holdings LLC
300	6.750%—04/01/2022	182
	MEG Energy Corp.
350	6.375%—01/30/2023[1]	318
	Murphy Oil Corp.
350	5.750%—08/15/2025	352
500	6.875%—08/15/2024	526
		878
	Murphy Oil USA Inc.
350	5.625%—05/01/2027	349
350	6.000%—08/15/2023	361
		710
	Nabors Industries Inc.
250	5.500%—01/15/2023	243
	Newfield Exploration Co.
400	5.375%—01/01/2026	411
	Noble Holding International Ltd.
311	7.750%—01/15/2024	303
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Oasis Petroleum Inc.
$237	6.875%—03/15/2022	$ 242
	QEP Resources Inc.
350	5.625%—03/01/2026	338
	Rose Rock Midstream LP
250	5.625%—07/15/2022	248
	Sanchez Energy Corp.
225	6.125%—01/15/2023	156
	SM Energy Co.
250	5.625%—06/01/2025	245
	Targa Resources Partners Finance Corp.
225	6.750%—03/15/2024	238
	Transocean Inc.
325	5.800%—10/15/2022	321
	Welltec A/S
500	9.500%—12/01/2022[1]	505
		10,720
PHARMACEUTICALS—3.9%
	Endo Finance LLC
175	5.875%—10/15/2024[1]	173
250	7.250%—01/15/2022[1]	238
		411
	Horizon Pharma Inc.
300	6.625%—05/01/2023	304
	Mallinckrodt International Finance SA
175	4.875%—04/15/2020[1]	174
275	5.625%—10/15/2023[1]	238
		412
	Teva Pharmaceutical Finance Netherlands III BV
475	3.150%—10/01/2026	404
	Valeant Pharmaceuticals International Co.
325	9.250%—04/01/2026[1]	346
	Valeant Pharmaceuticals International Inc.
350	5.500%—03/01/2023[1]	333
600	7.000%—03/15/2024[1]	639
		972
		2,849
ROAD & RAIL—1.0%
	Hertz Corp.
750	5.875%—10/15/2020	745
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.5%
	Advanced Micro Devices Inc.
325	7.000%—07/01/2024	345
SOFTWARE—2.7%
	BMC Software Finance Inc.
300	8.125%—07/15/2021[1]	307
	Infor Software Parent LLC
550	7.125%—05/01/2021[1]	558
	Infor US Inc.
125	5.750%—08/15/2020[1]	127
	Open Text Corp.
200	5.625%—01/15/2023[1]	206
250	5.875%—06/01/2026[1]	257
		463
	Solera LLC
500	10.500%—03/01/2024[1]	555
		2,010

Harbor High-Yield Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
SPECIALTY RETAIL—0.8%
	Asbury Automotive Group Inc.
$300	6.000%—12/15/2024	$ 300
	Neiman Marcus Group Ltd. LLC
245	8.000%—10/15/2021[1]	155
	PetSmart Inc.
50	5.875%—06/01/2025[1]	40
100	7.125%—03/15/2023[1]	68
		108
		563
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.2%
	EMC Corp.
250	2.650%—06/01/2020	244
400	3.375%—06/01/2023	373
		617
	Seagate HDD Cayman
250	4.875%—06/01/2027	235
		852
TOBACCO—0.7%
	Vector Group Ltd.
575	6.125%—02/01/2025[1]	558
TRADING COMPANIES & DISTRIBUTORS—1.4%
	Fly Leasing Ltd.
300	6.375%—10/15/2021	311
	Suburban Propane Partners LP
200	5.500%—06/01/2024	195
	United Rentals North America Inc.
500	5.750%—11/15/2024	513
		1,019
TRANSPORTATION INFRASTRUCTURE—1.5%
	DAE Funding LLC
525	5.000%—08/01/2024[1]	519
	Park Aerospace Holdings Co.
600	5.250%—08/15/2022[1]	602
		1,121
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
WIRELESS TELECOMMUNICATION SERVICES—3.0%
	Altice France SA
$150	6.000%—05/15/2022[1]	$ 155
100	6.250%—05/15/2024[1]	100
		255
	Sprint Corp.
800	7.125%—06/15/2024	824
400	7.875%—09/15/2023	427
		1,251
	T-Mobile USA Inc.
175	5.375%—04/15/2027	173
350	6.375%—03/01/2025	366
		539
	Wind Tre SpA
175	5.000%—01/20/2026[1]	158
		2,203
TOTAL CORPORATE BONDS & NOTES
(Cost $72,366)		70,991

SHORT-TERM INVESTMENTS—2.1%
(Cost $1,511)
REPURCHASE AGREEMENTS
1,511	Repurchase Agreement with Fixed Income Clearing Corp. dated July 31, 2018 due August 1, 2018 at 0.350% collateralized by U.S. Treasury Notes (value $1,545)	1,511
TOTAL INVESTMENTS—98.8%
(Cost $73,877)		72,502
CASH AND OTHER ASSETS, LESS LIABILITIES—1.2%		853
TOTAL NET ASSETS—100.0%		$73,355

FAIR VALUE MEASUREMENTS
All investments at July 31, 2018 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 investments at July 31, 2018 or November 1, 2017 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2018, the aggregate value of these securities was $35,875 or 49% of net assets.
2	MTN after the name of a security stands for Medium Term Note.
3	Variable rate security, the stated rate represents the rate in effect at July 31, 2018.
4	CMT denotes Constant Maturity Treasury.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Bond Fund
Portfolio of Investments— July 31, 2018 (Unaudited)

Value, Cost and Principal Amounts in Thousands

ASSET-BACKED SECURITIES—12.4%
Principal Amount		Value
	Allegro CLO I Ltd.[1]
	Series 2013 Cl. 1A
$4,555	3.559% (3 Month USD Libor + 1.220) 01/30/2026[2,3]	$ 4,560
	Ally Auto Receivables Trust
	Series 2018-3 Cl. A2
6,300	2.790%—05/17/2021	6,299
	AmeriCredit Automobile Receivables Trust
	Series 2018-1 Cl. A2B
3,600	2.309%—07/19/2021[4]	3,601
	Series 2018-1 Cl. A1
1,467	2.450%—05/20/2019	1,466
		5,067
	Apidos CLO XVIII[1]
	Series 2014 Cl. 18A
4,000	3.467% (3 Month USD Libor + 1.120) 07/22/2026[2,3]	4,003
	Arbor Realty Commercial Real Estate Notes Ltd.
	Series 2017-FL1 Cl. A
6,800	3.372% (1 Month USD Libor + 1.300) 04/15/2027[2,3]	6,835
	Argent Securities Inc.
	Series 2006-W4 Cl. A2C
6,555	2.224% (1 Month USD Libor + 0.160) 05/25/2036[2]	2,472
	Series 2005-W2 Cl. A2C
2,219	2.424% (1 Month USD Libor + 0.360) 10/25/2035[2]	2,227
	Series 2004-W11 Cl. M3
939	3.189% (1 Month USD Libor + 0.750) 11/25/2034[2]	934
		5,633
	Asset Backed Securities Corp. Home Equity Loan Trust
	Series 2003-HE4 Cl. M1
5,641	3.317% (1 Month USD Libor + 0.830) 08/15/2033[2]	5,678
	Atlas Senior Loan Fund IV Ltd.
	Series 2013-2A Cl. A1RR
4,000	3.023% (3 Month USD Libor + 0.680) 02/17/2026[2,3]	3,992
	Bayview Opportunity Master Fund IIIA Trust
	Series 2017-RN8 Cl. A1
1,447	3.352%—11/28/2032[3,5]	1,440
	Capital One Multi Asset Execut Comet
	Series 2016-A1 Cl. A1
6,400	2.522% (1 Month USD Libor + 0.450) 02/15/2022[2]	6,418
	Capital One Multi-Asset Execution Trust
	Series 2014-A4 Cl. A4
6,400	2.432% (1 Month USD Libor + 0.360) 06/15/2022[2]	6,418
	Series 2014-A3 Cl. A3
3,600	2.452% (1 Month USD Libor + 0.380) 01/18/2022[2]	3,607
		10,025
	Cent CLO Ltd.[1]
	Series 2015-24A Cl. A1R
5,200	3.412% (3 Month USD Libor + 1.070) 10/15/2026[2,3]	5,200
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	Countrywide Asset-Backed Certificates
	Series 2006-21 Cl. 2A3
$1,943	2.214% (1 Month USD Libor + 0.150) 05/25/2037[2]	$ 1,924
	Series 2006-ABC1 Cl. A3
4,553	2.304% (1 Month USD Libor + 0.240) 05/25/2036[2]	3,276
	Series 2006-2 Cl. M1
1,200	2.464% (1 Month USD Libor + 0.400) 06/25/2036[2]	1,182
		6,382
	Credit Acceptance Auto Loan Trust
	Series 2018-2A Cl. A
6,300	3.470%—05/17/2027[3]	6,311
	Crown Point CLO Ltd.[1]
	Series 2018-5A Cl. A
5,700	3.276% (3 Month USD Libor + 0.940) 07/17/2028[2,3]	5,690
	Dryden XXV Senior Loan Fund
	Series 2012-25A Cl. APR
5,500	3.239% (3 Month USD Libor + 0.900) 10/15/2027[2,3]	5,503
	ECMC Group Student Loan Trust
	Series 2018-1A Cl. A
4,508	2.814% (1 Month USD Libor + 0.800) 02/27/2068[2,3]	4,521
	First Franklin Mortgage Loan Trust
	Series 2006-FF10 Cl. A4
409	2.214% (1 Month USD Libor + 0.150) 07/25/2036[2]	409
	Flagship VII Ltd.
	Series 2013 Cl. 7A
2,824	3.468% (3 Month USD Libor + 1.120) 01/20/2026[2,3]	2,827
	Ford Credit Auto Lease Trust
	Series 2017-A Cl. A2A
1,109	1.560%—11/15/2019	1,107
	Series 2017-A Cl. A2B
1,545	2.212% (1 Month USD Libor + 0.140) 11/15/2019[2]	1,545
		2,652
	GM Financial Consumer Automobiles Receivables Trust
	Series 2017-1A Cl. A2A
2,005	1.510%—03/16/2020[3]	2,001
	GSAA Trust
	Series 2006-20 Cl. 1A2
4,825	2.244% (1 Month USD Libor + 0.180) 12/25/2046[2]	2,736
	Series 2007-9 Cl. A1A
1,770	6.000%—08/25/2047	1,696
		4,432
	GSAMP Trust
	Series 2007-FM1 Cl. 2A2
118	2.134% (1 Month USD Libor + 0.070) 12/25/2036[2]	72
	Home Equity Asset Trust
	Series 2005-2 Cl. M4
1,602	3.114% (1 Month USD Libor + 0.700) 07/25/2035[2]	1,612
	HSI Asset Securitization Corp. Trust
	Series 2006-HE2 Cl. 2A3
5,465	2.234% (1 Month USD Libor + 0.170) 12/25/2036[2]	2,133

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	IXIS Real Estate Capital Trust
	Series 2005-HE1 Cl. M4
$2,804	3.114% (1 Month USD Libor + 1.050) 06/25/2035[2]	$ 2,639
	JPMorgan Mortgage Acquisition Corp.
	Series 2006-HE1 Cl.A4
2,956	2.644% (1 Month USD Libor + 0.290) 01/25/2036[2]	2,925
	JPMorgan Mortgage Acquisition Trust
	Series 2007-HE1 Cl. AF3
961	4.303%—05/25/2035[5]	698
	Loancore Ltd.
	Series 2018-CRE1 Cl. A
5,200	3.202% (1 Month USD Libor + 1.130) 05/15/2028[2,3]	5,211
	MASTR Asset Backed Securities Trust
	Series 2006-HE2 Cl. A4
5,938	2.304% (1 Month USD Libor + 0.240) 06/25/2036[2]	3,500
	Mid-State Trust
	Series 2004-1 Cl. A
1,205	6.005%—08/15/2037	1,306
	Monarch Grove CLO[1]
	Series 2018-1A Cl. A1
4,300	3.215% (3 Month USD Libor + 0.880) 01/25/2028[2,3]	4,302
	Morgan Stanley ABS Capital I Inc. Trust
	Series 2006-HE8 Cl. A1
2,031	2.194% (1 Month USD Libor + 0.130) 10/25/2036[2]	1,925
	Series 2007-HE1 Cl. A2C
2,290	2.214% (1 Month USD Libor + 0.150) 11/25/2036[2]	1,579
		3,504
	Morgan Stanley Dean Witter Capital I
	Series 2002-HE1 Cl. M1
999	2.964% (1 Month USD Libor + 0.600) 07/25/2032[2]	1,007
	Mountain View CLO Ltd.[1]
	Series 2014-1A Cl. ARR
6,300	3.139% (3 Month USD Libor + 0.800) 10/15/2026[2,3]	6,287
	Navient Student Loan Trust
	Series 2017-3A Cl. A1
3,217	2.364% (1 Month USD Libor + 0.300) 07/26/2066[2,3]	3,217
	Nissan Master Owner Trust Receivables
	Series 2016-A Cl. A1
6,500	2.712% (1 Month USD Libor + 0.640) 06/15/2021[2]	6,525
	Novastar Mortgage Funding Trust
	Series 2007-2 Cl. A2C
6,105	2.244% (1 Month USD Libor + 0.180) 09/25/2037[2]	5,145
	OneMain Financial Issuance Trust
	Series 2017-1A Cl. A1
5,500	2.370%—09/14/2032[3]	5,391
	Option One Mortgage Loan Trust
	Series 2007-6 Cl. 2A4
4,719	2.314% (1 Month USD Libor + 0.250) 07/25/2037[2]	3,290
	Park Place Securities Inc.
	Series 2005-WCW3 Cl. M1
6,848	2.544% (1 Month USD Libor + 0.480) 08/25/2035[2]	6,872
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	People's Financial Realty Mortgage Securities Trust
	Series 2006-1 Cl. 1A2
$4,799	2.194% (1 Month USD Libor + 0.130) 09/25/2036[2]	$ 1,510
	RAMP Trust
	Series 2004-RS8 Cl. MII1
568	2.964% (1 Month USD Libor + 0.600) 08/25/2034[2]	570
	RASC Trust
	Series 2005-EMX3 Cl. M5
3,400	2.714% (1 Month USD Libor + 0.650) 09/25/2035[2]	3,337
	Securitized Asset Backed Receivables LLC Trust
	Series 2005-FR5 Cl. M1
10,286	2.724% (1 Month USD Libor + 0.440) 08/25/2035[2]	7,062
	SG Mortgage Securities Trust
	Series 2006-OPT2 Cl. A3D
6,900	2.274% (1 Month USD Libor + 0.210) 10/25/2036[2]	4,887
	Small Business Administration Participation Certificates
	Series 2003-20I Cl. 1
57	5.130%—09/01/2023	59
	Series 2009-20A Cl. 1
2,324	5.720%—01/01/2029	2,468
	Series 2008-20H Cl. 1
5,200	6.020%—08/01/2028	5,508
	Series 2001-20A Cl. 1
49	6.290%—01/01/2021	50
		8,085
	Sofi Professional Loan Program Trust
	Series 2018-A1FX Cl. B
5,808	2.640%—08/25/2047[3]	5,778
	Soundview Home Loan Trust
	Series 2006-WF2 Cl. A1
853	2.194% (1 Month USD Libor + 0.130) 12/25/2036[2]	853
	Specialty Underwriting & Residential Finance Trust
	Series 2006-BC4 Cl. A2B
3,158	2.174% (1 Month USD Libor + 0.110) 09/25/2037[2]	1,625
	Structured Asset Securities Co.
	Series 2007-MN1A Cl. A1
23,976	2.294% (1 Month USD Libor + 0.230) 01/25/2037[2,3]	17,031
	Student Loan Marketing Association
	Series 2013-B Cl. A2A
3,680	1.850%—06/17/2030[3]	3,654
	Telos CLO Ltd.[1]
	Series 2014 Cl. 6A
6,900	3.606% (3 Month USD Libor + 1.270) 01/17/2027[2,3]	6,906
	Trillium Credit Card Trust II
	Series 2018-1A Cl. A
8,100	2.320% (1 Month USD Libor + 0.250) 02/27/2023[2,3]	8,101
	Venture XVI CLO Ltd.[1]
	Series 2014-16A Cl. ARR
5,400	3.189% (3 Month USD Libor + 0.850) 01/15/2028[2,3]	5,396

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

ASSET-BACKED SECURITIES—Continued
Principal Amount			Value
		Volt LXI LLC
		Series 2017-NPL8 Cl. A1
	$3,575	3.125%—06/25/2047[3,5]	$ 3,556
TOTAL ASSET-BACKED SECURITIES
(Cost $240,553)			249,865

BANK LOAN OBLIGATIONS—0.3%
(Cost $5,174)
CONSUMER FINANCE—0.3%
		Toyota Motor Credit Corporation
		2018 Term Loan
	5,200	0.580% (3 Month USD Libor + 0.580) 09/28/2020[2]	5,179

COLLATERALIZED MORTGAGE OBLIGATIONS—7.5%
		Adjustable Rate Mortgage Trust
		Series 2006-3 Cl. 4A2
	3,142	2.184% (1 Month USD Libor + 0.120) 08/25/2036[2]	1,916
		Alba plc
		Series 2007-1 Cl. A3
GBP	2,867	0.801% (3 Month GBP Libor + 0.170) 03/17/2039[2]	3,582
		Alternative Loan Trust
		Series 2005-38 Cl. A1
	$1,294	3.154% (Fed 12 Month Treasury Average CMT + 1.500) 09/25/2035[2,12]	1,268
		Banc of America Funding Corp.
		Series 2007-C Cl. 7A5
	1,125	2.386% (1 Month USD Libor + 0.300) 05/20/2047[2]	1,042
		BCAP LLC Trust
		Series 2007-AA2 Cl. 12A1
	7,818	2.274% (1 Month USD Libor + 0.210) 05/25/2047[2]	7,252
		Series 2011-RR5 Cl. 12A1
	573	4.945%—03/26/2037[3,5]	579
		Series 2011-RR4 Cl. 8A1
	2,436	5.250%—02/26/2036[2,3]	1,966
		Series 2011-RR5 Cl. 5A1
	2,480	5.250%—08/26/2037[2,3]	2,547
			12,344
		Bear Stearns Adjustable Rate Mortgage Trust
		Series 2000-2 Cl. A1
	18	2.782%—11/25/2030[2]	18
		Series 2004-10 Cl. 12A3
	36	3.642%—01/25/2035[2]	36
		Series 2004-1 Cl. 12A5
	362	3.913%—04/25/2034[4]	364
		Series 2006-4 Cl. 1A1
	584	4.271%—10/25/2036[2]	565
			983
		Bear Stearns Alt-A Trust
		Series 2005-4 Cl. 1A1
	209	2.504% (1 Month USD Libor + 0.220) 07/25/2035[2]	210
		BX Trust
		Series 2017 Cl. A
	6,698	2.992%—07/15/2034[3,4]	6,704
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount			Value
		Chase Mortgage Finance Corp.
		Series 2006-A1 Cl. 4A1
	$1,997	3.861%—09/25/2036[2]	$ 1,890
		Countrywide Alternative Loan Trust
		Series 2005-59 Cl. 1A1
	7,453	2.416% (1 Month USD Libor + 0.330) 11/20/2035[2]	7,292
		Series 2006-6BC Cl. 1A2
	3,855	2.464% (1 Month USD Libor + 0.400) 05/25/2036[2]	3,360
		Series 2005-84 Cl. 1A1
	3,056	3.304%—02/25/2036[2]	2,638
		Series 2005-20CB Cl. 2A5
	2,479	5.500%—07/25/2035	2,255
		Series 2006-36T2 Cl. 1A4
	1,325	5.750%—12/25/2036	946
		Series 2006-39CB Cl. 1A20
	5,206	6.000%—01/25/2037	5,010
			21,501
		Countrywide Home Loan Mortgage Pass Through Trust
		Series 2007-HY5 Cl. 1A1
	1,115	3.896%—09/25/2047[2]	1,089
		Credit Suisse First Boston Mortgage Securities Corp.
		Series 2006-C2 Cl. A3
	401	6.000%—11/25/2035	336
		Deutsche Alt-A Securities Inc. Mortgage Loan Trust
		Series 2007-AR2 Cl. A1
	5,798	2.214% (1 Month USD Libor + 0.150) 03/25/2037[2]	5,297
		DSLA Mortgage Loan Trust
		Series 2006-AR1 Cl. 1A1A
	2,560	2.574% (Fed 12 Month Treasury Average CMT + 0.920) 03/19/2046[2,12]	2,420
		Eurohome UK Mortgages plc
		Series 2007-1 Cl. A
GBP	2,535	0.781% (3 Month GBP Libor + 0.150) 06/15/2044[2]	3,244
		First Horizon Asset Securities Inc.
		Series 2005-AR6 Cl. 4A1
	$1,225	3.642%—02/25/2036[2]	1,173
		First Nationwide Trust
		Series 2001-3 Cl. 1A1
		$6.750%—08/21/2031	—
		GPT 2018-Gpp Mortgage Trust
		Series 2018-GPP Cl. A
	5,200	3.013% (1 Month USD Libor + 1.013) 06/15/2035[2,3]	5,200
		GS Mortgage Securities Corp. Trust
		Series 2016-RENT Cl. A
	6,900	3.203%—02/10/2029[3]	6,877
		GSMPS Mortgage Loan Trust
		Series 2006-RP2 Cl. 1AF1
	5,713	2.464% (1 Month USD Libor + 0.400) 04/25/2036[2,3]	4,870
		GSR Mortgage Loan Trust
		Series 2005-AR7 Cl. 6A1
	383	3.692%—11/25/2035[2]	387
		Series 2005-AR3 Cl. 3A1
	670	4.246%—05/25/2035[2]	632

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount			Value
		Series 2006-2F Cl. 2A13
	$1,958	5.750%—02/25/2036	$ 1,905
			2,924
		HarborView Mortgage Loan Trust
		Series 2004-8 Cl. 2A3
	845	2.902% (1 Month USD Libor + 0.410) 11/19/2034[2]	769
		HomeBanc Mortgage Trust
		Series 2006-H2 Cl. A2
	4,508	2.244% (1 Month USD Libor + 0.180) 12/25/2036[2]	4,433
		Homestar Mortgage Acceptance Corp.
		Series 2004-5 Cl. M3
	1,532	3.789% (1 Month USD Libor + 1.150) 10/25/2034[2]	1,534
		IndyMac ARM Trust
		Series 2001-H2 Cl. A2
	6	2.778%—01/25/2032[2]	6
		IndyMac IMSC Mortgage Loan Trust
		Series 2007-F2 Cl. 2A1
	2,971	6.500%—07/25/2037	1,918
		IndyMac INDX Mortgage Loan Trust
		Series 2007-AR13 Cl. 4A1
	14,636	3.532%—07/25/2037[2]	12,244
		Series 2005-AR31 Cl. 1A1
	1,305	3.733%—01/25/2036[2]	1,187
			13,431
		JP Morgan Mortgage Trust
		Series 2006-A6 Cl. 1A4L
	3,213	3.739%—10/25/2036[2]	2,933
		Series 2006-S1 Cl. 3A1
	822	5.500%—04/25/2036	841
			3,774
		JP Morgan Re-REMIC[6]
		Series 2009-7 Cl. 11A1
	62	3.870%—09/27/2036[2,3]	64
		Mansard Mortgages plc
		Series 2007-2X Cl. A1
GBP	1,165	1.281% (3 Month GBP Libor + 0.650) 12/15/2049[2]	1,511
		Merrill Lynch Alternative Note Asset Trust
		Series 2007-F1 Cl. 2A6
	$647	6.000%—03/25/2037	508
		Merrill Lynch Mortgage Investors Inc.
		Series 2005-3 Cl. 4A
	35	2.314% (1 Month USD Libor + 0.250) 11/25/2035[2]	34
		Morgan Stanley Bank of America Merrill Lynch Trust
		Series 2015-C22 Cl. ASB
	6,000	3.040%—04/15/2048	5,920
		Provident Funding Mortgage Loan Trust
		Series 2005-2 Cl. 3A
	3,208	4.320%—10/25/2035[2]	3,225
		Residential Accredit Loans Inc.
		Series 2006-QA7 Cl. 2A1
	4,644	2.249% (1 Month USD Libor + 0.185) 08/25/2036[2]	4,284
		Series 2007-QS4 Cl. 3A9
	2,228	6.000%—03/25/2037	2,072
			6,356
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount			Value
		Residential Asset Securitization Trust
		Series 2007-A8 Cl. 2A1
	$18,849	6.250%—08/25/2037	$ 9,013
		Residential Funding Mortgage Securities I
		Series 2007-SA1 Cl. 2A2
	299	4.247%—02/25/2037[2]	236
		Series 2006-SA1 Cl. 2A1
	340	4.586%—02/25/2036[2]	310
			546
		RMAC Securities plc
		Series 2006-NS4X Cl. A3A
GBP	1,879	0.799% (3 Month GBP Libor + 0.170) 06/12/2044[2]	2,370
		Structured Adjustable Rate Mortgage Loan Trust
		Series 2007-1 Cl. 1A1
	$2,480	2.214% (1 Month USD Libor + 0.150) 02/25/2037[2]	2,626
		Series 2001-21A Cl. 3A1
	606	3.993%—04/25/2035[2]	605
			3,231
		Structured Asset Mortgage Investments Inc.
		Series 2005-AR5 Cl. A2
	479	2.332% (1 Month USD Libor + 0.250) 07/19/2035[2]	470
		Suntrust Adjustable Rate Mortgage Loan Trust
		Series 2007-S1 Cl. 1A
	786	4.149%—01/25/2037[2]	745
		Washington Mutual Mortgage Pass Through Certificates Trust
		Series 2005-AR13 Cl. A1A1
	242	2.354% (1 Month USD Libor + 0.290) 10/25/2045[2]	243
		Series 2005-AR6 Cl. 2A1A
	502	2.524% (1 Month USD Libor + 0.230) 04/25/2045[2]	502
		Series 2006-AR11 Cl. 3A1A
	2,318	2.574% (Fed 12 Month Treasury Average CMT + 0.920) 09/25/2046[2,12]	2,155
			2,900
		Wells Fargo Mortgage Backed Securities Trust
		Series 2006-AR10 Cl. 1A1
	3,202	4.257%—07/25/2036[2]	3,145
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $137,581)			150,773

CORPORATE BONDS & NOTES—48.5%
AEROSPACE & DEFENSE—0.3%
		Rockwell Collins Inc.
	5,500	2.800%—03/15/2022	5,353
AIRLINES—0.2%
		Delta Air Lines Inc.
	3,000	3.400%—04/19/2021	2,985
	700	3.625%—03/15/2022	695
			3,680
AUTO COMPONENTS—0.3%
		ZF North America Capital Inc.
	5,600	4.500%—04/29/2022[3]	5,702

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
AUTOMOBILES—2.3%
		Ford Motor Credit Co. LLC
	$5,400	2.343%—11/02/2020	$ 5,262
	3,400	2.425%—06/12/2020	3,337
	1,300	2.459%—03/27/2020	1,281
	5,000	2.551%—10/05/2018	5,001
	1,550	3.200%—01/15/2021	1,530
	10,050	8.125%—01/15/2020	10,714
			27,125
		General Motors Financial Co. Inc.
	6,600	2.450%—11/06/2020	6,446
	7,700	2.903% (3 Month USD Libor + 0.540) 11/06/2020[2]	7,693
	2,800	3.150%—01/15/2020	2,806
	2,600	3.200%—07/13/2020	2,593
			19,538
			46,663
BANKS—17.4%
		AmSouth Bancorp
	2,700	6.750%—11/01/2025	3,023
		Australia & New Zealand Banking Group Ltd.
	5,100	2.781% (3 Month USD Libor + 0.460) 05/17/2021[2,3]	5,106
	5,200	3.300%—05/17/2021	5,178
			10,284
		Banco Bilbao Vizcaya Argentaria SA
EUR	2,400	6.750% (EUR 5 Year Swap Curve + 6.604) 02/18/2020[2,7]	2,961
	3,400	7.000% (EUR 5 Year Swap Curve + 6.155) 02/19/2020[2,7]	4,082
			7,043
		Banco Do Nordeste Do Brasil SA
	$3,300	4.375%—05/03/2019	3,327
		Banco Espirito Santo SA MTN[8]
EUR	3,500	0.000%—01/15/2049*	1,218
		Bank of America Corp. MTN[8]
	$1,300	2.151%—11/09/2020	1,270
	4,960	3.108% (3 Month USD Libor + 0.790) 03/05/2024[2]	4,952
			6,222
		Banque Federative DU Credit Mutuel SA
	6,300	3.750%—07/20/2023[3]	6,272
		Barclays Bank plc
GBP	3,800	14.000% (3 Month GBP Libor + 13.400) 06/15/2019[2,7]	5,462
		Barclays plc
	$5,200	3.684%—01/10/2023	5,079
	6,300	4.463% (3 Month USD Libor + 2.110) 08/10/2021[2]	6,522
EUR	2,300	6.500% (EUR 5 Year Swap Curve + 5.875) 09/15/2019[2,7]	2,804
GBP	2,400	7.000% (GBP Swap 5 Year + 5.084) 09/15/2019[2,7]	3,236
			17,641
		BBVA Bancomer SA
	$1,200	6.500%—03/10/2021[3]	1,271
		CIT Group Inc.
	300	3.875%—02/19/2019	301
	100	5.375%—05/15/2020	103
			404
CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
BANKS—Continued
		Citibank NA
	$5,400	3.400%—07/23/2021	$ 5,397
		Citigroup Inc.
	3,000	2.350%—08/02/2021	2,907
	6,800	2.750%—04/25/2022	6,588
	3,900	2.876% (3 Month USD Libor + 0.950) 07/24/2023[2]	3,774
	5,200	3.352% (3 Month USD Libor + 1.023) 06/01/2024[2]	5,225
	4,000	3.730% (3 Month USD Libor + 1.430) 09/01/2023[2]	4,106
			22,600
		Deutsche Bank AG/New York NY
	5,500	2.700%—07/13/2020	5,377
	3,800	3.950%—02/27/2023	3,695
			9,072
		HSBC Bank plc
	4,300	4.125%—08/12/2020[3]	4,377
		ING Bank NV
	5,600	2.450%—03/16/2020[3]	5,531
		JPMorgan Chase & Co.
	5,500	2.400%—06/07/2021	5,366
	5,000	2.750%—06/23/2020	4,965
	5,300	3.514% (3 Month USD Libor + 0.610) 06/18/2022[2]	5,300
			15,631
		JPMorgan Chase Bank NA
	6,400	2.605% (3 Month USD Libor + 0.250) 02/13/2020[2]	6,409
	10,000	2.675% (3 Month USD Libor + 0.340) 04/26/2021[2]	10,009
	4,500	3.086% (3 Month USD Libor + 0.350) 04/26/2021[2]	4,497
			20,915
		Lloyds Bank plc
	4,900	3.300%—05/07/2021	4,886
	7,300	12.000% (3 Month USD Libor + 11.756) 12/16/2024[2,3,7]	8,916
			13,802
		Lloyds Banking Group plc
	5,300	4.450%—05/08/2025	5,365
GBP	4,200	7.000% (GBP Swap 5 Year + 5.060) 06/27/2019[2,7]	5,707
	1,600	7.875% (GBP Swap 5 Year + 4.830) 06/27/2029[2,7]	2,453
			13,525
		Mitsubishi UFJ Financial Group Inc.
	$3,900	3.455%—03/02/2023	3,857
		MUFG Bank Ltd.
	6,700	2.350%—09/08/2019[3]	6,646
		National Australia Bank Ltd.
	950	2.250%—03/16/2021[3]	927
		Nordea Kredit Realkreditaktieselskab
DKK	239,648	1.000%—10/01/2018	37,701
		Nykredit Realkredit AS
	233,600	1.000%—10/01/2018	36,750
	24,300	2.000%—10/01/2018	3,829
			40,579

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
BANKS—Continued
		Oversea-Chinese Banking Corp. Ltd.
	$4,200	2.771% (3 Month USD Libor + 0.450) 05/17/2021[2,3]	$ 4,219
		Royal Bank of Canada
	4,300	2.300%—03/22/2021	4,204
		Royal Bank of Scotland Group plc
	4,200	4.892% (3 Month USD Libor + 1.754) 05/18/2029[2]	4,225
	1,000	8.625% (USD Swap Semi 30/360 5Y + 7.598) 08/15/2021[2,7]	1,082
			5,307
		Skandinaviska Enskilda Banken AB
	5,300	2.751% (3 Month USD Libor + 0.430) 05/17/2021[2,3]	5,303
	5,300	3.250%—05/17/2021[3]	5,271
			10,574
		Sumitomo Mitsui Banking Corp.
	5,400	2.514%—01/17/2020	5,344
		Sumitomo Mitsui Financial Group Inc.
	6,900	4.007% (3 Month USD Libor + 1.680) 03/09/2021[2]	7,110
		Sumitomo Mitsui Trust Bank Ltd.
	8,100	2.766% (1 Month USD Libor + 0.440) 09/19/2019[2,3]	8,124
		Svenska Handelsbanken AB MTN[8]
	5,500	3.350%—05/24/2021	5,497
		Synchrony Bank
	5,500	3.650%—05/24/2021	5,443
		UBS AG/London
	3,400	2.450%—12/01/2020[3]	3,330
	2,700	2.780% (3 Month USD Libor + 0.480) 12/01/2020[2,3]	2,704
			6,034
		US Bank NA/Cincinnati OH
	6,300	3.150%—04/26/2021	6,284
		Volkswagen Bank GMBH MTN[8]
EUR	2,000	0.099% (3 Month EUR Libor + 0.420) 06/15/2021[2]	2,331
		Wells Fargo & Co.
	$3,100	3.572% (3 Month USD Libor + 1.230) 10/31/2023[2]	3,169
	8,200	6.111% (3 Month USD Libor + 3.770) 03/15/2018[2,7]	8,277
			11,446
		Westpac Banking Corp.
	5,400	3.050%—05/15/2020	5,388
			350,032
BEVERAGES—0.4%
		Bacardi Ltd.
	4,200	4.450%—05/15/2025[3]	4,191
		Pernod Ricard SA
	4,200	4.450%—01/15/2022[3]	4,311
			8,502
BIOTECHNOLOGY—0.3%
		Baxalta Inc.
	5,200	2.875%—06/23/2020	5,149
CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
BUILDING PRODUCTS—0.3%
		CRH America Finance Inc.
	$3,200	3.950%—04/04/2028[3]	$ 3,112
	3,200	4.500%—04/04/2048[3]	3,043
			6,155
		Owens Corning
	300	4.200%—12/01/2024	296
			6,451
CAPITAL MARKETS—7.1%
		AXA Equitable Holdings Inc.
	3,200	3.900%—04/20/2023[3]	3,182
		BGC Partners Inc.
	6,300	5.375%—07/24/2023[3]	6,287
		Blackstone CQP Holdco LP
	4,000	6.000%—08/18/2021[3]	4,000
	8,000	6.500%—03/20/2021[3]	8,050
			12,050
		BM & FBOVESPA SA
	1,300	5.500%—07/16/2020	1,341
		Credit Agricole SA/London MTN[8]
	5,400	3.750%—04/24/2023[3]	5,326
		Credit Suisse Group AG
	5,100	2.997% (3 Month USD Libor + 1.200) 12/14/2023[2,3]	4,891
		Credit Suisse Group Funding Guernsey Ltd.
	8,900	3.750%—03/26/2025	8,634
	4,845	3.800%—09/15/2022	4,836
			13,470
		Deutsche Bank
	6,000	3.150%—01/22/2021	5,860
		Deutsche Bank AG
	3,500	3.307% (3 Month USD Libor + 0.970) 07/13/2020[2]	3,470
		Deutsche Bank AG MTN[8]
	13,700	2.850%—05/10/2019	13,651
		E*Trade Financial Corp.
	5,100	2.950%—08/24/2022	4,946
		Goldman Sachs Group Inc.[8]
	5,000	4.000%—03/03/2024	5,035
		Goldman Sachs Group Inc.
	7,700	3.122% (3 Month USD Libor + 0.780) 10/31/2022[2]	7,720
	5,500	3.200%—02/23/2023	5,388
	5,000	3.491% (3 Month USD Libor + 1.170) 05/15/2026[2]	4,966
	800	5.750%—01/24/2022	855
			18,929
		Moody's Corp.
	300	2.625%—01/15/2023	287
	462	4.500%—09/01/2022	477
			764
		Morgan Stanley
	5,200	3.528% (3 Month USD Libor + 1.180) 01/20/2022[2]	5,285
		Morgan Stanley MTN[8]
	8,508	5.625%—09/23/2019	8,757
		Piper Jaffray Cos.
	2,000	5.060%—10/09/2018[3]	2,007
		Platin 1426 GMBH
EUR	2,700	6.875%—06/15/2023[3]	3,118

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CAPITAL MARKETS—Continued
	UBS AG
$8,000	2.901% (3 Month USD Libor + 0.580) 06/08/2020[2,3]	$ 8,033
	UBS AG MTN[8]
6,800	2.639% (3 Month USD Libor + 0.320) 12/07/2018[2,3]	6,806
1,800	3.150% (3 Month USD Libor + 0.850) 06/01/2020[2]	1,818
		8,624
	UBS Group Funding Jersey Ltd.
8,500	3.000%—04/15/2021[3]	8,398
		143,424
CONSUMER FINANCE—2.9%
	Ally Financial Inc.
200	4.125%—03/30/2020	202
200	7.500%—09/15/2020	215
		417
	American Express Co.
5,200	3.375%—05/17/2021	5,207
6,400	3.400%—02/27/2023	6,357
5,200	3.700%—08/03/2023	5,195
		16,759
	Capital One Financial Corp.
5,400	2.400%—10/30/2020	5,273
5,500	2.789% (3 Month USD Libor + 0.450) 10/30/2020[2]	5,501
		10,774
	Daimler Finance North America LLC
5,300	3.350%—05/04/2021[3]	5,274
5,300	3.700%—05/04/2023[3]	5,278
		10,552
	Discover Bank
7,500	2.600%—11/13/2018	7,499
	Harley-Davidson Financial Services Inc.
5,300	3.550%—05/21/2021[3]	5,303
	Navient Corp. MTN[8]
1,000	5.500%—01/15/2019	1,011
100	8.000%—03/25/2020	105
		1,116
	Springleaf Finance Corp.
700	5.250%—12/15/2019	713
	Toyota Motor Credit Corp. MTN[8]
5,300	2.721% (3 Month USD Libor + 0.400) 05/17/2022[2]	5,312
		58,445
DIVERSIFIED FINANCIAL SERVICES—2.4%
	Cantor Fitzgerald LP
5,400	6.500%—06/17/2022[3]	5,717
	Depository Trust & Clearing Corp.
3,000	4.875% (3 Month USD Libor + 3.167) 06/15/2020[2,3,7]	3,060
	Guardian Life Global Funding
4,000	3.400%—04/25/2023[3]	3,971
	HSBC Holdings plc
5,100	3.326% (3 Month USD Libor + 1.000) 05/18/2024[2]	5,109
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
DIVERSIFIED FINANCIAL SERVICES—Continued
	Imperial Brands Finance plc
$2,100	3.750%—07/21/2022[3]	$ 2,086
	Leaseplan Corp. NV
7,300	2.875%—01/22/2019[3]	7,291
	National Rural Utilities Cooperative Finance Corp. MTN[8]
4,500	2.900%—03/15/2021	4,470
	Reckitt Benckiser Treasury Services plc
3,400	2.375%—06/24/2022[3]	3,257
	Rio Oil Finance Trust
1,665	9.250%—07/06/2024[3]	1,798
6,416	9.750%—01/06/2027[3]	6,986
		8,784
	Syngenta Finance NV
4,500	3.933%—04/23/2021[3]	4,497
		48,242
DIVERSIFIED TELECOMMUNICATION SERVICES—2.2%
	Altice Financing SA
2,200	6.625%—02/15/2023[3]	2,230
	AT&T Inc.
6,200	2.975% (3 Month USD Libor + 0.750) 06/01/2021[2]	6,237
5,200	2.989% (3 Month USD Libor + 0.650) 01/15/2020[2]	5,231
5,000	3.000%—06/30/2022	4,875
		16,343
	Deutsche Telekom International Finance BV
6,080	2.820%—01/19/2022[3]	5,909
	Telefonica Emisiones Sau
1,800	5.134%—04/27/2020	1,858
	Verizon Communications Inc.
12,695	3.376%—02/15/2025	12,322
5,300	3.443% (3 Month USD Libor + 1.100) 05/15/2025[2]	5,366
		17,688
		44,028
ELECTRIC UTILITIES—1.0%
	American Electric Power Co. Inc.
1,000	2.150%—11/13/2020	976
	Duke Energy Corp.
5,300	2.830% (3 Month USD Libor + 0.500) 05/14/2021[2,3]	5,301
4,436	3.750%—04/15/2024	4,437
		9,738
	FirstEnergy Corp.
1,100	2.850%—07/15/2022	1,067
	Nextera Energy Capital Holdings Inc.
8,600	2.636% (3 Month USD Libor + 0.315) 09/03/2019[2]	8,619
		20,400
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
	Arrow Electronics Inc.
1,400	3.500%—04/01/2022	1,377
	Tech Data Corp.
1,700	3.700%—02/15/2022	1,678
		3,055

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—1.9%
	American Tower Corp.
$2,100	3.300%—02/15/2021	$ 2,091
	AvalonBay Communities Inc. MTN[8]
4,400	3.450%—06/01/2025	4,304
	CBL & Associates LP
2,700	4.600%—10/15/2024	2,253
6,600	5.950%—12/15/2026	5,699
		7,952
	Crown Castle International Corp.
5,500	3.700%—06/15/2026	5,215
	Digital Realty Trust LP
5,500	4.450%—07/15/2028	5,537
	EPR Properties
3,400	4.500%—06/01/2027	3,242
	OMEGA Healthcare Investors Inc.
3,800	4.375%—08/01/2023	3,776
	Washington Prime Group LP
5,800	5.950%—08/15/2024	5,736
		37,853
FOOD & STAPLES RETAILING—0.1%
	CVS Pass-Through Trust
562	6.943%—01/10/2030	627
	Viterra Inc.
200	5.950%—08/01/2020[3]	208
	Walgreens Boots Alliance Inc.
1,600	3.300%—11/18/2021	1,593
		2,428
FOOD PRODUCTS—0.6%
	Kraft Heinz Foods Co.
2,800	5.375%—02/10/2020	2,896
	McCormick & Co. Inc.
4,400	2.700%—08/15/2022	4,256
	Mondelez International Inc.
5,000	3.000%—05/07/2020	4,990
		12,142
HEALTH CARE EQUIPMENT & SUPPLIES—0.5%
	Boston Scientific Corp.
4,900	2.850%—05/15/2020	4,859
	Zimmer Biomet Holdings Inc.
4,900	2.700%—04/01/2020	4,858
		9,717
HEALTH CARE PROVIDERS & SERVICES—0.2%
	Centene Escrow I Corp.
4,200	5.375%—06/01/2026[3]	4,310
	HCA Inc.
200	6.500%—02/15/2020	209
		4,519
HOTELS, RESTAURANTS & LEISURE—0.5%
	Wynn Las Vegas LLC
5,200	4.250%—05/30/2023[3]	5,038
5,300	5.500%—03/01/2025[3]	5,247
		10,285
INDUSTRIAL CONGLOMERATES—0.2%
	General Electric Co.
4,400	5.000% (3 Month USD Libor + 3.330) 01/21/2021[2,7]	4,328
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
INSURANCE—0.7%
	AIG Global Funding
$6,400	3.350%—06/25/2021[3]	$ 6,390
	AMBAC LSNI LLC
947	7.337% (3 Month USD Libor + 5.000) 02/12/2023[2,3]	956
	Jackson National Life Global Funding
6,300	3.300%—06/11/2021[3]	6,275
		13,621
MACHINERY—0.4%
	CNH Industrial Capital LLC
500	3.875%—10/15/2021	499
2,200	4.375%—11/06/2020	2,234
		2,733
	John Deere Capital Corp. MTN[8]
5,600	2.869% (3 Month USD Libor + 0.550) 06/07/2023[2]	5,610
		8,343
MEDIA—0.5%
	Charter Communications Operating LLC
1,800	3.579%—07/23/2020	1,804
	COX Communications Inc.
4,700	3.250%—12/15/2022[3]	4,554
	Discovery Communications LLC
4,000	2.200%—09/20/2019	3,959
		10,317
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—0.6%
	ERP Operating LP
5,500	3.375%—06/01/2025	5,376
	Simon Property Group LP
6,000	2.500%—09/01/2020	5,921
		11,297
MULTI-UTILITIES—0.3%
	Sempra Energy
5,200	2.791% (3 Month USD Libor + 0.450) 03/15/2021[2]	5,205
OIL, GAS & CONSUMABLE FUELS—1.1%
	Enbridge Inc.
2,900	2.731% (3 Month USD Libor + 0.400) 01/10/2020[2]	2,902
	Energy Transfer Partners LP
1,100	4.150%—10/01/2020	1,112
	Equities Midstream Partners LP
4,700	4.750%—07/15/2023	4,724
	Genesis Energy LP
2,100	5.625%—06/15/2024	1,969
	MPLX LP
3,700	4.900%—04/15/2058	3,434
	Odebrecht Drilling Norbe VIII/IX Ltd.
1,801	6.350%—12/01/2021[3]	1,764
3,149	7.350%—12/01/2026[3]	1,714
		3,478
	Odebrecht Offshore Drilling Finance Ltd.
960	6.720%—12/01/2022[3]	912
3,095	7.720%—12/01/2026[3]	839
		1,751

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
OIL, GAS & CONSUMABLE FUELS—Continued
		Odebrecht Oil & Gas Finance Ltd.
	$2,183	0.000%—03/15/2019[3,7,9]	$ 40
		Rio Oil Finance Trust Series 2014-1
	2,535	9.250%—07/06/2024	2,738
		Southern California Gas Co.
	900	3.200%—06/15/2025	876
			23,024
PHARMACEUTICALS—1.0%
		Abbvie Inc.
	1,000	3.200%—11/06/2022	985
		Allergan Funding SCS
	6,700	3.000%—03/12/2020	6,675
	2,700	3.450%—03/15/2022	2,672
			9,347
		Bayer US Finance II LLC
	6,300	3.875%—12/15/2023[3]	6,332
		Teva Pharmaceutical Finance Netherlands III BV
	3,000	6.750%—03/01/2028[10]	3,207
			19,871
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.2%
		Tesco Property Finance 5 plc
GBP	2,264	5.661%—10/13/2041	3,418
ROAD & RAIL—0.0%
		TTX Co. MTN[8]
	$250	2.600%—06/15/2020[3]	246
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.2%
		Broadcom Corp.
	3,800	3.875%—01/15/2027	3,566
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.4%
		Dell International LLC
	4,000	5.450%—06/15/2023[3]	4,203
		EMC Corp.
	3,600	2.650%—06/01/2020	3,511
			7,714
THRIFTS & MORTGAGE FINANCE—0.3%
		Nationwide Building Society
	5,300	4.363% (3 Month USD Libor + 1.392) 08/01/2024[2,3]	5,319
TOBACCO—0.6%
		BAT Capital Corp
	5,060	2.764%—08/15/2022[3]	4,890
	1,500	2.945% (3 Month USD Libor + 0.590) 08/14/2020[2,3]	1,506
	4,640	3.223% (3 Month USD Libor + 0.880) 08/15/2022[2,3]	4,679
			11,075
		Japan Tobacco Inc. MTN[8]
	800	2.000%—04/13/2021	772
			11,847
TRADING COMPANIES & DISTRIBUTORS—0.7%
		AerCap Ireland Capital DAC
	2,000	3.500%—05/26/2022	1,963
CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
TRADING COMPANIES & DISTRIBUTORS—Continued
		Aviation Capital Group LLC
	$5,300	3.875%—05/01/2023[3]	$ 5,254
	6,300	4.125%—08/01/2025[3]	6,223
			11,477
		Mitsubishi Corp. MTN[8]
	400	2.625%—07/14/2022	388
			13,828
WIRELESS TELECOMMUNICATION SERVICES—0.3%
		Sprint Capital Corp.
	3,500	6.900%—05/01/2019	3,583
		Sprint Communications Inc.
	1,400	7.000%—08/15/2020	1,467
	300	9.000%—11/15/2018[3]	305
			1,772
			5,355
TOTAL CORPORATE BONDS & NOTES
(Cost $983,548)			973,368

ESCROW— 0.0%
(Cost $15)
Shares
AUTOMOBILES—0.0%
	36,000	General Motors Co. Escrow	— [x]

FOREIGN GOVERNMENT OBLIGATIONS—22.4%
Principal Amount
		Argentina Bonar Bonds
ARS	129,200	24.938% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000) 04/03/2022[2]	4,359
		Argentina Treasury Bill
	$133,560	0.000%—08/10/2018-02/22/2019[9]	36,000
		Brazil Letras Do Tesouro Nacional
BRL	231,600	0.000%—10/01/2018-01/01/2019[9]	60,523
		Hellenic Republic Government Bond
EUR	3,500	4.750%—04/17/2019[3]	4,203
		Hellenic Republic Treasury Bill
	12,900	0.000%—08/03/2018-03/15/2019[9]	15,048
	3,500	0.000%—08/10/2018[3,9]	4,092
			19,140
		Japan Bank For International Cooperation
	$6,800	2.375%—07/21/2022	6,580
		Japan Finance Organization For Municipalities MTN[8]
	6,800	2.625%—04/20/2022[3]	6,624
		Japan International Cooperation Agency
	6,900	2.750%—04/27/2027	6,560
		Japan Treasury Discount Bill
JPY	30,610,000	0.000%—08/06/2018-10/29/2018[9]	273,805
		Nigeria Omo Bill
NGN	500,000	14.250%—10/25/2018	1,254

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

FOREIGN GOVERNMENT OBLIGATIONS—Continued
Principal Amount			Value
		Province of Ontario Canada
	$6,100	1.650%—09/27/2019	$ 6,024
CAD	5,600	3.150%—06/02/2022	4,398
	$3,800	4.000%—10/07/2019	3,854
	2,300	4.400%—04/14/2020	2,357
			16,633
		Province of Quebec Canada
	900	3.500%—07/29/2020	910
CAD	3,800	3.500%—12/01/2022	3,032
	13,900	4.250%—12/01/2021	11,304
			15,246
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $470,500)			450,927

MORTGAGE PASS-THROUGH—68.5%
		Federal Home Loan Mortgage Corp.
	$43	3.412% (US Treasury Yield Curve Rate T Note 1 Year CMT + 2.250) 08/01/2035[2,12]	45
	7	3.674% (US Treasury Yield Curve Rate T Note 1 Year CMT + 2.209) 06/01/2024[2,12]	7
	350	4.500%—12/01/2040-09/01/2041	366
	1,076	5.500%—02/01/2038-07/01/2038	1,166
	4,043	6.000%—01/01/2029-05/01/2040	4,415
			5,999
		Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
	18,777	1.266%—08/25/2022[2]	790
		Federal Home Loan Mortgage Corp. REMIC[6]
	6,021	2.472% (1 Month USD Libor + 0.400) 06/15/2041[2]	6,056
	25	2.522% (1 Month USD Libor + 0.450) 11/15/2030[2]	26
	48	8.000%—08/15/2022	51
	5	9.000%—12/15/2020	5
			6,138
		Federal Home Loan Mortgage Corp. Structured Pass Through Securities
		Series T-63 Cl. 1A1
	114	2.664% (Fed 12 Month Treasury Average CMT + 1.200) 02/25/2045[2,12]	114
		Series E3 Cl. A
	68	3.657% (Cost of Funds + 1.400) 08/15/2032[2]	69
			183
		Federal Home Loan Mortgage Corp. TBA[11]
	38,000	3.500%—08/13/2048-09/13/2048	37,610
	14,000	4.000%—09/13/2048	14,194
	15,000	4.500%—8/13/2048	15,558
			67,362
		Federal Housing Authority Project
	1	7.400%—02/01/2021	1 [x]
		Federal National Mortgage Association
	5,300	2.310%—08/01/2022	5,140
	6,000	2.870%—09/01/2027	5,700
	817	3.000%—02/01/2021-11/01/2025	813
	225	3.053% (Fed 12 Month Treasury Average CMT + 1.400) 10/01/2040[2,12]	225
	438	3.330%—11/01/2021	440
	142	3.500%—03/01/2026-05/01/2027	144
	5,349	4.000%—09/01/2023-10/01/2031	5,489
MORTGAGE PASS-THROUGH—Continued
Principal Amount		Value
$2,983	4.000%—04/01/2024-05/01/2024[10]	$ 3,057
58	4.303% (12 Month USD Libor + 1.674) 05/01/2035[2]	60
968	4.392% (12 Month USD Libor + 1.715) 06/01/2035[2]	1,022
942	4.435% (12 Month USD Libor + 1.693) 08/01/2035[2]	986
7,689	4.500%—06/01/2019-10/01/2042	7,950
1,367	4.500%—07/01/2026[10]	1,413
5,525	5.000%—12/01/2022-06/01/2044	5,862
19,104	5.500%—02/01/2023-09/01/2041	20,610
11,344	5.500%—05/01/2034-11/01/2039[10]	12,255
6,421	6.000%—03/01/2023-06/01/2040	7,001
2,835	6.000%—04/01/2038-01/01/2039[10]	3,104
		81,271
	Federal National Mortgage Association REMIC[6]
	Series 2015-38 Cl. DF
6,234	2.292% (1 Month USD Libor + 0.310) 06/25/2055[2]	6,236
	Series 2011-98 Cl. ZL
70,870	3.500%—10/25/2041	67,833
	Series 2006-5 Cl. 3A2
79	3.597%—05/25/2035[4]	83
	Series 2003-25 Cl. KP
558	5.000%—04/25/2033	590
	Series 2003-W1 Cl. 1A1
182	5.416%—12/25/2042[2]	189
		74,931
	Federal National Mortgage Association TBA[11]
284,000	3.000%—08/13/2048-09/13/2048	273,560
82,000	3.500%—08/16/2033-10/11/2048	81,355
243,000	3.500%—09/13/2048[4]	240,574
418,000	4.000%—08/16/2033-09/13/2048	424,174
53,000	4.500%—08/13/2048-09/13/2048	54,958
500	5.500%—09/13/2048	534
		1,075,155
	Government National Mortgage Association
4,092	5.000%—08/15/2033-06/15/2041	4,341
	Government National Mortgage Association II
134	2.750% (US Treasury Yield Curve Rate T Note 1 Year CMT + 7.500) 08/20/2022-07/20/2027[2,12]	138
126	3.125% (US Treasury Yield Curve Rate T Note 1 Year CMT + 9.000) 12/20/2024-11/20/2029[2,12]	129
320	3.375% (US Treasury Yield Curve Rate T Note 1 Year CMT + 3.000) 01/20/2025-02/20/2032[2,12]	331
25	3.625% (US Treasury Yield Curve Rate T Note 1 Year CMT + 1.500) 05/20/2024[2,12]	25
		623
	Government National Mortgage Association TBA[11]
2,000	3.000%—8/21/2048	1,952
9,000	3.500%—08/21/2048	9,015

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

MORTGAGE PASS-THROUGH—Continued
Principal Amount		Value
$24,000	4.000%—8/21/2048	$ 24,533
23,500	5.000%—8/21/2048	24,522
		60,022
TOTAL MORTGAGE PASS-THROUGH
(Cost $1,381,223)		1,376,816

MUNICIPAL BONDS—0.5%
	Chicago Transit Authority
170	6.300%—12/01/2021	179
	City of Chicago, IL
4,800	7.750%—01/01/2042	5,231
	Clark County, NV
4,000	6.350%—07/01/2029	4,122
TOTAL MUNICIPAL BONDS
(Cost $8,854)		9,532

U.S. GOVERNMENT OBLIGATIONS—21.8%
Principal Amount
	U.S. Treasury Bonds
$14,000	2.250%—08/15/2046[10]	11,823
32,500	2.500%—02/15/2045[10]	29,097
1,700	2.500%—02/15/2046	1,517
16,800	2.875%—05/15/2043[10]	16,218
20,300	3.000%—05/15/2042-02/15/2048	20,029
69,800	3.125%—02/15/2042-08/15/2044[10]	70,413
1,800	3.625%—02/15/2044	1,974
4,200	4.250%—05/15/2039	4,986
10,500	4.375%—05/15/2040[10]	12,711
12,000	4.625%—02/15/2040[10]	14,987
		183,755
	U.S. Treasury Notes
16,800	1.375%—03/31/2020[10]	16,457
U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount		Value
$21,000	1.750%—09/30/2022[10]	$ 20,122
25,100	1.875%—07/31/2022[10]	24,213
94,000	2.000%—08/31/2021-12/31/2021[10]	91,720
6,300	2.125%—09/30/2024[10]	6,025
17,700	2.250%—11/15/2024[10]	17,033
50,500	2.250%—08/15/2027	47,686
33,300	2.375%—05/15/2027	31,829
		255,085
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $462,967)		438,840

SHORT-TERM INVESTMENTS—1.9%
CERTIFICATES OF DEPOSIT—1.8%
	Barclays plc
28,800	1.940%—09/04/2018	28,800
	Credit Suisse NY
6,400	2.692% (1 Month USD Libor + 0.620) 09/28/2018[2]	6,400
		35,200
REPURCHASE AGREEMENTS—0.1%
2,431	Repurchase Agreement with Fixed Income Clearing Corp. dated July 31, 2018 due August 1, 2018 at 0.350% collateralized by U.S. Treasury Notes (value $2,483)	2,431
TOTAL SHORT-TERM INVESTMENTS
(Cost $37,631)		37,631
TOTAL INVESTMENTS—183.8%
(Cost $3,728,046)		3,692,931
CASH AND OTHER ASSETS, LESS LIABILITIES—(83.8)%		(1,683,600)
TOTAL NET ASSETS—100.0%		$ 2,009,331

FUTURES CONTRACTS OPEN AT JULY 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Australian Government Bond Futures 10 year (Short)	708	09/17/2018	AUD 91,480	$ (758)
Canadian Government Bond Futures 10 year (Short)	253	09/19/2018	CAD 34,097	(145)
Euribor Interest Rate 3 month (Long)	1,344	09/17/2018	EUR 337,058	119
Euribor Interest Rate 3 month (Long)	385	12/17/2018	96,534	35
Euro-BTP Futures (Short)	393	09/06/2018	50,029	303
Euro-Bund Futures (Short)	101	09/06/2018	16,319	34
Euro-BUXL Bond Futures 30 year (Short)	122	09/06/2018	21,423	(21)
Euro-OAT Futures (Short)	939	09/06/2018	144,352	(1,027)
Eurodollar Futures-CME 90 day (Long)	88	03/18/2019	$ 21,377	(11)
Eurodollar Futures-CME 90 day (Long)	111	09/16/2019	26,913	(16)
Eurodollar Futures-CME 90 day (Short)	568	06/15/2020	137,641	261
Eurodollar Futures-CME 90 day (Short)	501	09/14/2020	121,411	122
Eurodollar Futures-CME 90 day (Short)	263	12/14/2020	63,731	(7)
U.S. Treasury Bond Futures 30 year (Short)	748	09/19/2018	106,941	(1,003)
U.S. Treasury Note Futures 5 year (Long)	4,326	09/28/2018	489,379	(3,460)
U.S. Treasury Note Futures 10 year (Short)	1,437	09/19/2018	171,609	63
Total Futures Contracts				$(5,511)

Harbor Bond Fund
Portfolio of Investments—Continued

PURCHASED OPTIONS OPEN AT JULY 31, 2018
PURCHASED OPTIONS THAT REQUIRE PERIODIC SETTLEMENT OF VARIATION MARGIN
Description	Exchange	Strike Price	Expiration Date	Number of Contracts/ Notional	Premiums Paid (000s)	Value (000s)
Euro-BTP Futures Option (Call)	Eurex	EUR 152.00	08/24/2018	150	$ 2	$ 2
Euro-Bund Futures Option (Call)	Eurex	197.00	08/24/2018	98	1	1
Euro-Bund Futures Option (Put)	Eurex	145.00	08/24/2018	800	10	9
Euro-OAT Futures Option (Call)	Eurex	166.00	08/24/2018	400	5	5
Euro-OAT Futures Option (Call)	Eurex	168.00	08/24/2018	208	2	2
Euro-OAT Futures Option (Call)	Eurex	170.00	08/24/2018	365	5	4
Total Purchased Options that Require Periodic Settlement of Variation Margin					$25	$23
PURCHASED OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty/Exchange	Strike Price	Expiration Date	Number of Contracts/ Notional	Premiums Paid (000s)	Value (000s)
Canadian Government Bond Futures 10 year (Call)	Montreal Stock Exchange	CAD 156.00	08/17/2018	100	$ 1	$ 1
Canadian Government Bond Futures 10 year (Call)	Montreal Stock Exchange	158.00	08/17/2018	7	—	—
Canadian Government Bond Futures 10 year (Call)	Montreal Stock Exchange	159.50	08/17/2018	159	1	1
Federal National Mortgage Association Future (Put)	Goldman Sachs & Co. LLC	$ 82.00	09/06/2018	51,000,000	4	—
Federal National Mortgage Association Future (Put)	JP Morgan Chase Bank NA	70.00	09/06/2018	30,000,000	1	—
U.S. Treasury Bond Option 30 year (Call)	Chicago Board of Trade	170.00	08/24/2018	490	4	1
U.S. Treasury Bond Option 30 year (Call)	Chicago Board of Trade	171.00	08/24/2018	90	1	—
U.S. Treasury Bond Option 30 year (Call)	Chicago Board of Trade	172.00	08/24/2018	66	1	—
U.S. Treasury Bond Option 30 year (Call)	Chicago Board of Trade	174.00	08/24/2018	11	—	—
U.S. Treasury Bond Option 30 year (Call)	Chicago Board of Trade	175.00	08/24/2018	57	1	—
U.S. Treasury Note Option 5 year (Put)	Chicago Board of Trade	105.75	08/24/2018	100	1	—
U.S. Treasury Note Option 5 year (Put)	Chicago Board of Trade	106.25	08/24/2018	1,000	8	1
U.S. Treasury Note Option 5 year (Put)	Chicago Board of Trade	106.50	08/24/2018	1,506	13	2
U.S. Treasury Note Option 5 year (Put)	Chicago Board of Trade	106.75	08/24/2018	1,129	10	1
U.S. Treasury Note Option 5 year (Put)	Chicago Board of Trade	107.00	08/24/2018	777	7	1
U.S. Treasury Note Option 5 year (Put)	Chicago Board of Trade	107.25	08/24/2018	318	3	—
U.S. Treasury Note Option 10 year (Call)	Chicago Board of Trade	130.50	08/24/2018	14	—	—
U.S. Treasury Note Option 10 year (Call)	Chicago Board of Trade	132.50	08/24/2018	29	—	—
U.S. Treasury Note Option 10 year (Call)	Chicago Board of Trade	133.00	08/24/2018	68	1	—
U.S. Treasury Note Option 10 year (Call)	Chicago Board of Trade	133.50	08/24/2018	232	2	—
U.S. Treasury Note Option 10 year (Call)	Chicago Board of Trade	134.00	11/23/2018	267	2	2
Total Purchased Options Not Settled Through Variation Margin					$ 61	$ 10
PURCHASED SWAP OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Strike Rate	Expiration Date	Number of Contracts/ Notional	Premiums Paid (000s)	Value (000s)
Interest Rate Swap Option 30 year (Put)	Goldman Sachs Bank USA	3-Month USD- LIBOR	Receive	2.930%	08/20/2018	6,000,000	$ 637	$ 196
Interest Rate Swap Option 30 year (Put)	Goldman Sachs Bank USA	3-Month USD- LIBOR	Receive	2.940	08/20/2018	5,300,000	518	166
Interest Rate Swap Option 30 year (Put)	Goldman Sachs Bank USA	3-Month USD- LIBOR	Receive	2.943	12/12/2019	1,800,000	86	133
Interest Rate Swap Option 30 year (Put)	Morgan Stanley Capital Services LLC	3-Month USD- LIBOR	Receive	2.905	08/20/2018	16,600,000	1,637	627
Total Purchased Swap Options Not Settled Through Variation Margin							$2,878	$1,122
Total Purchased Options							$2,964	$1,155

WRITTEN OPTIONS OPEN AT JULY 31, 2018
WRITTEN OPTIONS THAT REQUIRE PERIODIC SETTLEMENT OF VARIATION MARGIN
Description	Exchange	Strike Price	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Euro-Bund Futures Option (Put)	Eurex	EUR 160.00	08/24/2018	120	$ 35	$(21)

Harbor Bond Fund
Portfolio of Investments—Continued

WRITTEN OPTIONS—Continued
WRITTEN OPTIONS THAT REQUIRE PERIODIC SETTLEMENT OF VARIATION MARGIN—Continued
Description	Exchange	Strike Price	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Euro-Bund Futures Option (Put)	Eurex	EUR 160.50	08/24/2018	208	$ 92	$(58)
Total Written Options that Require Periodic Settlement of Variation Margin					$127	$(79)
WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty/Exchange	Strike Index/Price	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Citibank NA	215.949 [j]	03/12/2020	14,100,000	$ 119	$ —
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Citibank NA	216.687 [j]	04/07/2020	33,900,000	302	—
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Citibank NA	217.965 [j]	09/29/2020	15,100,000	195	—
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Deutsche Bank AG	215.949 [j]	03/10/2020	5,100,000	38	—
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Deutsche Bank AG	218.011 [j]	10/13/2020	15,600,000	153	—
Currency Option Australian Dollar vs. U.S. Dollar (Put)	Goldman Sachs Bank USA	AUD 0.73	08/23/2018	7,700,000	31	(8)
Currency Option Australian Dollar vs. U.S. Dollar (Put)	UBS AG Stamford	0.72	08/20/2018	10,600,000	43	(6)
Currency Option U.S. Dollar vs. Mexican Peso (Call)	BNP Paribas SA	$ 19.89	08/20/2018	5,500,000	40	(4)
Currency Option U.S. Dollar vs. Mexican Peso (Call)	HSBC Bank USA NA	19.18	08/24/2018	13,600,000	74	(69)
Currency Option U.S. Dollar vs. Mexican Peso (Call)	HSBC Bank USA NA	19.34	09/05/2018	5,400,000	35	(34)
Currency Option U.S. Dollar vs. Mexican Peso (Call)	JP Morgan Chase Bank NA	19.50	08/21/2018	9,400,000	155	(19)
Currency Option U.S. Dollar vs. Mexican Peso (Call)	JP Morgan Chase Bank NA	19.70	08/22/2018	8,400,000	59	(12)
Currency Option U.S. Dollar vs. Russian Ruble (Call)	Citibank NA	66.19	08/24/2018	4,300,000	36	(5)
Currency Option U.S. Dollar vs. Russian Ruble (Call)	Deutsche Bank AG	66.09	08/27/2018	4,300,000	38	(7)
Currency Option U.S. Dollar vs. Russian Ruble (Call)	Goldman Sachs Bank USA	64.95	08/17/2018	8,800,000	48	(14)
Currency Option U.S. Dollar vs. Russian Ruble (Call)	HSBC Bank USA NA	65.52	09/07/2018	5,500,000	42	(22)
Currency Options U.S. Dollar vs. Russian Ruble (Call)	BNP Paribas SA	66.40	08/24/2018	5,100,000	43	(6)
Currency Options U.S. Dollar vs. Russian Ruble (Call)	Citibank NA	66.49	08/17/2018	5,500,000	51	(3)
Currency Options U.S. Dollar vs. Russian Ruble (Call)	Citibank NA	66.55	08/17/2018	5,500,000	53	(3)
Currency Options U.S. Dollar vs. Russian Ruble (Call)	Citibank NA	67.40	08/17/2018	6,300,000	59	(2)
Total Written Options Not Settled Through Variation Margin					$1,614	$(214)
WRITTEN SWAP OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Strike Rate	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Interest Rate Swap Option 5 year (Put)	Goldman Sachs Bank USA	3-Month USD- LIBOR	Pay	2.750%	12/12/2019	7,800,000	$ 85	$ (178)
Interest Rate Swap Option 5 year (Put)	Goldman Sachs Bank USA	3-Month USD- LIBOR	Pay	2.800	08/20/2018	49,600,000	1,155	(463)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	3-Month USD- LIBOR	Pay	2.800	08/20/2018	72,800,000	1,624	(680)
Total Written Swap Options Not Settled Through Variation Margin							$2,864	$(1,321)
Total Written Options							$4,605	$(1,614)

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2018
Counterparty	Amount to be Delivered (000s)	Amount to be Received (000s)	Settlement Date	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs Bank USA	AUD 1,841	$ 1,352	08/02/2018	$ (15)
Citibank NA	$ 1,961	BRL 7,306	08/02/2018	(15)
Credit Suisse International	$ 3,448	BRL 13,133	08/02/2018	50
Deutsche Bank AG	$ 3,498	BRL 13,133	08/02/2018	1
Deutsche Bank AG	$ 1,819	BRL 7,077	09/05/2018	59
Goldman Sachs Bank USA	$ 707	BRL 2,654	08/02/2018	—
JP Morgan Chase Bank	$ 1,239	BRL 4,652	08/02/2018	—
Citibank NA	BRL 7,306	$ 1,946	08/02/2018	—

Harbor Bond Fund
Portfolio of Investments—Continued

FORWARD CURRENCY CONTRACTS—Continued
Counterparty	Amount to be Delivered (000s)	Amount to be Received (000s)	Settlement Date	Unrealized Appreciation/ (Depreciation) (000s)
Citibank NA	BRL 7,306	$ 1,953	09/05/2018	$ 15
Citibank NA	BRL 10,300	$ 2,709	01/03/2019	6
Credit Suisse International	BRL 13,133	$ 3,498	08/02/2018	(1)
Deutsche Bank AG	BRL 7,077	$ 3,387	08/02/2018	(111)
Goldman Sachs Bank USA	BRL 2,654	$ 690	08/02/2018	(17)
Goldman Sachs Bank USA	BRL 5,000	$ 1,493	10/02/2018	169
JP Morgan Chase Bank	BRL 4,652	$ 1,252	08/02/2018	13
JP Morgan Chase Bank	BRL 11,200	$ 29,312	10/02/2018	3,163
JP Morgan Chase Bank	BRL 117,500	$ 31,821	01/03/2019	986
Barclays Bank plc	$ 4,881	GBP 3,627	08/15/2018	(117)
BNP Paribas SA	$ 1,978	GBP 1,485	08/15/2018	(27)
Citibank NA	$ 5,180	GBP 5,555	08/15/2018	(107)
JP Morgan Chase Bank NA	$ 2,204	GBP 1,689	08/15/2018	14
JP Morgan Chase Bank NA	$ 30,592	GBP 40,042	08/15/2018	(338)
BNP Paribas SA	GBP 3,066	$ 4,100	08/15/2018	73
Goldman Sachs Bank USA	GBP 5,149	$ 6,756	08/15/2018	(6)
JP Morgan Chase Bank NA	GBP 5,363	$ 55,825	08/15/2018	1,398
JP Morgan Chase Bank NA	GBP 5,078	$ 19,638	08/15/2018	(24)
BNP Paribas SA	$ 6,554	CAD 8,392	12/19/2018	(86)
HSBC Bank USA	$ 25,906	CAD 33,787	08/02/2018	68
HSBC Bank USA	CAD 33,787	$ 25,408	08/02/2018	(566)
HSBC Bank USA	CAD 33,787	$ 25,921	09/04/2018	(69)
BNP Paribas SA	DKK 31,994	$ 5,161	10/01/2018	116
Goldman Sachs Bank USA	DKK 12,005	$ 1,971	10/01/2018	78
Société Générale	DKK 433,353	$ 71,330	10/01/2018	2,998
UBS AG	DKK 25,415	$ 4,100	10/01/2018	92
Barclays Bank plc	$ 4,300	EUR 8,437	08/15/2018	(86)
BNP Paribas SA	$ 4,552	EUR 3,888	08/15/2018	—
BNP Paribas SA	$ 4,100	EUR 3,509	08/15/2018	8
Citibank NA	$ 10,822	EUR 24,314	08/15/2018	151
Goldman Sachs Bank USA	$ 3,835	EUR 3,284	08/15/2018	9
Goldman Sachs Bank USA	$ 7,530	EUR 6,361	08/15/2018	(84)
JP Morgan Chase Bank NA	$ 10,445	EUR 11,940	08/15/2018	(150)
JP Morgan Chase Bank NA	$ 1,075	EUR 918	08/15/2018	—
Barclays Bank plc	EUR 1,900	$ 2,389	08/03/2018	167
Barclays Bank plc	EUR 9,912	$ 11,772	08/15/2018	168
BNP Paribas SA	EUR 18,491	$ 21,661	08/15/2018	14
Citibank NA	EUR 3,500	$ 4,178	08/10/2018	82
Deutsche Bank AG	EUR 1,100	$ 1,335	11/02/2018	39
Goldman Sachs Bank USA	EUR 11,041	$ 32,145	08/15/2018	448
HSBC Bank USA	EUR 1,600	$ 6,004	03/15/2019	405
JP Morgan Chase Bank NA	EUR 13,178	$ 15,398	08/15/2018	(30)
JP Morgan Chase Bank NA	EUR 3,440	$ 9,289	08/15/2018	130
JP Morgan Chase Bank NA	EUR 3,400	$ 4,208	08/31/2018	223
Royal Bank of Scotland plc	EUR 1,800	$ 2,223	08/31/2018	113
Société Générale	EUR 2,291	$ 2,690	08/15/2018	8
BNP Paribas SA	$ 314	INR 21,478	09/19/2018	(2)
Barclays Bank plc	$ 7,923	JPY 889,200	08/15/2018	38
Barclays Bank plc	$ 9,577	JPY 3,320,200	08/15/2018	(304)
BNP Paribas SA	$ 18,773	JPY 3,133,200	08/15/2018	(488)
Citibank NA	$ 44,363	JPY 5,908,000	08/15/2018	(1,191)
Goldman Sachs Bank USA	$ 5,939	JPY 652,800	08/15/2018	(95)
JP Morgan Chase Bank NA	$ 18,944	JPY 3,867,200	08/15/2018	(504)
UBS AG	$ 1,859	JPY 206,300	08/15/2018	(12)
UBS AG	$ 3,922	JPY 1,375,700	08/15/2018	60
Barclays Bank plc	JPY 605,800	$ 30,396	08/15/2018	798
Barclays Bank plc	JPY 1,630,000	$ 14,822	10/09/2018	174
Barclays Bank plc	JPY 3,460,000	$ 30,990	10/22/2018	(133)
Barclays Bank plc	JPY 2,500,000	$ 22,653	10/29/2018	154
BNP Paribas SA	JPY 670,000	$ 6,179	08/27/2018	175
BNP Paribas SA	JPY 40,000	$ 364	10/09/2018	4
BNP Paribas SA	JPY 2,460,000	$ 22,280	10/29/2018	141
Citibank NA	JPY 4,040,000	$ 37,191	08/06/2018	1,046
Citibank NA	JPY 2,020,000	$ 18,603	08/13/2018	521
Citibank NA	JPY 789,200	$ 36,574	08/15/2018	401
Citibank NA	JPY 880,000	$ 8,000	10/09/2018	92

Harbor Bond Fund
Portfolio of Investments—Continued

FORWARD CURRENCY CONTRACTS—Continued
Counterparty	Amount to be Delivered (000s)	Amount to be Received (000s)	Settlement Date	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs Bank USA	JPY 494,100	$ 12,149	08/15/2018	$ 164
JP Morgan Chase Bank NA	JPY 445,700	$ 90,133	08/15/2018	1,989
JP Morgan Chase Bank NA	JPY 2,660,000	$ 56,763	08/20/2018	699
JP Morgan Chase Bank NA	JPY 350,000	$ 3,225	08/27/2018	89
JP Morgan Chase Bank NA	JPY 310,000	$ 2,810	10/29/2018	20
UBS AG	JPY 1,410,000	$ 12,930	08/06/2018	315
UBS AG	JPY 1,131,500	$ 10,381	08/15/2018	251
UBS AG	JPY 200,000	$ 1,842	08/20/2018	51
UBS AG	JPY 1,040,000	$ 9,453	10/09/2018	107
UBS AG	JPY 3,340,000	$ 30,269	10/29/2018	211
BNP Paribas SA	$ 3,177	MXN 64,542	08/27/2018	269
Credit Suisse International	$ 7,855	MXN 157,451	08/27/2018	552
Goldman Sachs Bank USA	$ 931	MXN 474,750	08/27/2018	1,431
HSBC Bank USA	$ 7,725	MXN 155,812	08/27/2018	595
JP Morgan Chase Bank NA	$ 4,924	MXN 92,767	10/26/2018	(20)
UBS AG	$ 3,789	MXN 72,938	08/27/2018	105
Barclays Bank plc	MXN 44,487	$ 2,340	08/23/2018	(37)
Barclays Bank plc	MXN 43,080	$ 2,086	08/27/2018	(214)
Citibank NA	MXN 171,872	$ 18,673	08/27/2018	(1,022)
Credit Suisse International	MXN 57,931	$ 2,886	08/27/2018	(207)
Goldman Sachs Bank USA	MXN 120,221	$ 11,734	08/27/2018	(834)
JP Morgan Chase Bank NA	MXN 42,041	$ 2,256	08/23/2018	10
JP Morgan Chase Bank NA	MXN 92,767	$ 4,973	08/27/2018	19
JP Morgan Chase Bank NA	MXN 84,659	$ 4,434	08/27/2018	(87)
Royal Bank of Scotland plc	MXN 42,829	$ 2,118	08/27/2018	(169)
JP Morgan Chase Bank	NGN 470,563	$ 1,250	10/25/2018	(71)
Barclays Bank plc	$ 2,671	RUB 165,555	08/13/2018	(25)
Citibank NA	$ 25,064	RUB 1,583,938	08/24/2018	218
Citibank NA	$ 999	RUB 63,007	08/30/2018	6
Goldman Sachs Bank USA	$ 4,030	RUB 254,253	08/27/2018	27
Goldman Sachs Bank USA	$ 1,757	RUB 109,900	08/31/2018	(4)
HSBC Bank USA	$ 294	RUB 18,190	08/13/2018	(3)
HSBC Bank USA	$ 269	RUB 17,068	08/24/2018	3
HSBC Bank USA	$ 5,043	RUB 319,071	08/27/2018	48
HSBC Bank USA	$ 672	RUB 42,007	09/11/2018	(3)
HSBC Bank USA	$ 1,732	RUB 237,283	10/15/2018	35
JP Morgan Chase Bank	$ 3,680	RUB 231,242	08/10/2018	17
JP Morgan Chase Bank	$ 887	RUB 56,217	08/24/2018	10
JP Morgan Chase Bank	$ 3,635	RUB 534,690	08/24/2018	(37)
JP Morgan Chase Bank	$ 1,132	RUB 336,144	10/15/2018	59
Société Générale	$ 9,589	RUB 597,107	08/13/2018	(46)
Société Générale	$ 12,380	RUB 780,852	11/15/2018	(11)
Citibank NA	RUB 178,281	$ 2,851	08/24/2018	6
HSBC Bank USA	RUB 109,592	$ 1,744	08/10/2018	(8)
HSBC Bank USA	RUB 1,332,785	$ 21,324	08/24/2018	51
HSBC Bank USA	RUB 136,329	$ 2,961	08/24/2018	(28)
JP Morgan Chase Bank	RUB 121,651	$ 1,934	08/10/2018	(11)
Société Générale	RUB 780,852	$ 12,494	08/13/2018	14
Citibank NA	$ 2,645	SEK 23,455	08/15/2018	26
Goldman Sachs Bank USA	$ 38,624	SEK 329,425	08/15/2018	(1,115)
UBS AG	$ 3,090	SEK 26,965	08/15/2018	(20)
Deutsche Bank AG	SEK 43,830	$ 5,014	08/15/2018	24
JP Morgan Chase Bank NA	SEK 56,250	$ 6,435	08/15/2018	30
Total Forward Currency Contracts				$13,769

Harbor Bond Fund
Portfolio of Investments—Continued

INTEREST RATE SWAP AGREEMENTS OPEN AT JULY 31, 2018
CENTRALLY CLEARED SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	Brazil Cetip Interbank Deposit	Pay	7.750%	At maturity	01/02/2020	BRL 547,300	$ 87	$ (963)	$1,050
CME Group	Brazil Cetip Interbank Deposit	Pay	10.040	At maturity	01/02/2023	47,600	(14)	3	(17)
CME Group	Canada Bankers Acceptances-CDOR 3-Month	Receive	2.700	Semi-Annual	12/19/2024	CAD 6,500	(23)	(535)	512
CME Group	Canada Bankers Acceptances-CDOR 3-Month	Receive	1.750	Semi-Annual	12/16/2046	1,900	324	(25)	349
LCH Group	EUR-EURIBOR-Act/ 360-Bloomberg 6-Month	Pay	1.250	Annual	09/19/2028	EUR 91,900	2,910	2,573	337
LCH Group	EUR-EURIBOR-Act/ 360-Bloomberg 6-Month	Pay	1.250	Annual	12/19/2028	15,400	390	264	126
LCH Group	EUR-EURIBOR-Act/ 360-Bloomberg 6-Month	Pay	1.501	Annual	07/04/2042	19,600	21	—	21
LCH Group	EUR-EURIBOR-Act/ 360-Bloomberg 6-Month	Pay	1.500	Annual	09/19/2048	7,200	(71)	(83)	12
LCH Group	British Bankers' Association LIBOR GBP 6-Month	Receive	1.500	Semi-Annual	09/19/2023	GBP 39,300	(233)	(26)	(207)
LCH Group	British Bankers' Association LIBOR GBP 6-Month	Receive	1.500	Semi-Annual	09/19/2028	7,700	101	184	(83)
LCH Group	British Bankers' Association LIBOR GBP 6-Month	Receive	1.500	Semi-Annual	12/19/2028	7,800	126	130	(4)
LCH Group	British Bankers' Association LIBOR GBP 6-Month	Receive	1.750	Semi-Annual	09/19/2048	10,500	(229)	(552)	323
LCH Group	British Bankers' Association LIBOR GBP 6-Month	Receive	1.500	Semi-Annual	12/19/2048	9,500	579	44	535
CME Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.300	Semi-Annual	03/18/2026	JPY 12,590,000	(759)	(717)	(42)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.300	Semi-Annual	03/18/2026	10,220,000	(603)	(625)	22
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.300	Semi-Annual	09/20/2027	2,180,000	(26)	(113)	87
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.300	Semi-Annual	03/20/2028	1,020,000	9	73	(64)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.380	Semi-Annual	06/18/2028	60,000	(3)	1	(4)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.399	Semi-Annual	06/18/2028	770,000	(48)	(1)	(47)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.450	Semi-Annual	03/20/2029	670,000	(34)	(49)	15
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.750	Semi-Annual	03/20/2038	1,420,000	(61)	42	(103)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	1.000	Semi-Annual	03/21/2048	240,000	(50)	(8)	(42)
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.000	Semi-Annual	12/16/2019	$ 28,000	307	(744)	1,051
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	1.250	Semi-Annual	06/21/2020	73,300	2,277	1,701	576
LCH Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.250	Semi-Annual	06/20/2028	51,400	3,467	2,891	576
Centrally Cleared Interest Rate Swaps									4,979
Interest Rate Swaps									$4,979

Harbor Bond Fund
Portfolio of Investments—Continued

CREDIT DEFAULT SWAP AGREEMENTS  OPEN AT JULY 31, 2018
CENTRALLY CLEARED SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Payment Frequency	Notional Amount (000s)[e]	Value (000s)[f]	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	Carrefour 1.750% due 05/22/2019	Sell	1.000%	06/20/2023	0.822%	Quarterly	EUR 4,600	$ 52	$ 31	$ 21
ICE Group	iTraxx Europe Series 29 Version 1	Buy	1.000	06/20/2023	0.607	Quarterly	60,400	(1,416)	(1,070)	(346)
ICE Group	TESCO PLC 6.000% due 12/14/2029	Sell	1.000	06/20/2022	0.140	Quarterly	5,000	74	(244)	318
ICE Group	Markit CDX North America High Yield Index Series 30	Sell	5.000	06/20/2023	3.289	Quarterly	$ 9,900	756	595	161
ICE Group	MBIA Inc. 6.625% due 10/01/2028	Sell	5.000	12/20/2019	1.660	Quarterly	7,000	294	(238)	532
ICE Group	MetLife, Inc. 4.750% due 02/08/2021	Sell	1.000	06/20/2021	0.081	Quarterly	2,100	45	12	33
ICE Group	MetLife, Inc. 4.750% due 02/08/2021	Sell	1.000	12/20/2021	0.227	Quarterly	6,900	154	2	152
ICE Group	The Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Sell	1.000	09/20/2020	0.292	Quarterly	8,000	128	128	—
Centrally Cleared Credit Default Swaps										$ 871
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Payment Frequency	Notional Amount (000s)[e]	Value (000s)[f]	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Citibank NA	AXA Equitable Holdings Inc. 3.900% due 04/20/2023	Sell	1.000%	06/20/2023	1.383%	Quarterly	$ 4,200	$(63)	$(114)	$ 51
Goldman Sachs International	Petroleo Brasileiro SA Petrobras 8.375% due 12/10/2018	Sell	1.000	12/20/2019	1.324	Quarterly	400	(1)	(42)	41
HSBC Bank USA NA	Petroleo Brasileiro SA Petrobras 8.375% due 12/10/2018	Sell	1.000	03/20/2020	1.411	Quarterly	200	(1)	(36)	35
JP Morgan Chase Bank NA	Petroleo Brasileiro SA Petrobras 8.375% due 12/10/2018	Sell	1.000	12/20/2019	1.324	Quarterly	2,100	(7)	(237)	230
Over-the-Counter Credit Default Swaps										357
Credit Default Swaps										$1,228
Total Swaps										$6,207

FIXED INCOME INVESTMENTS SOLD SHORT AT JULY 31, 2018 — (2.6)%
Principal Amount (000s)	Security	Proceeds (000s)	Value (000s)
$ 30,000	Federal National Mortgage Association TBA[11] 3.000%—08/13/2048	$ 28,922	$ (28,922)
21,500	Federal National Mortgage Association TBA[11] 6.000%—08/15/2048	23,442	(23,335)
		$ 52,364	$ (52,257)

Harbor Bond Fund
Portfolio of Investments—Continued

REVERSE REPURCHASE AGREEMENTS AT JULY 31, 2018 — (14.7)%
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Proceeds (000s)	Value (000s)
Bank of America	(2.060)% - 2.050%	05/07/2018 - 07/24/2018	08/07/2018 - 08/08/2018	$102,429	$(102,429)
Bank of Canada	2.060% - 2.210%	07/11/2018 - 07/27/2018	08/06/2018 - 10/26/2018	128,799	(128,799)
Bank of Montreal	2.090% - 2.170%	07/24/2018 - 07/26/2018	08/27/2018 - 10/24/2018	22,723	(22,723)
Barclays	(0.500)%	06/07/2018	06/06/2020	2,795	(2,795)
Royal Bank of Scotland	2.170%	07/27/2018	10/29/2018	39,172	(39,172)
Total Reverse Repurchase Agreements				$295,918	$(295,918)
SALE-BUYBACKS AT JULY 31, 2018 — (5.2)%
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Proceeds (000s)	Value (000s)
Barclays Capital Inc.	3.000%	07/30/2018	08/01/2018	$ 10,706	$ (10,846)
BNP Paribas	2.250% - 4.250%	05/23/2018 - 07/24/2018	08/01/2018 - 08/24/2018	23,322	(22,319)
UBS Securities LLC	2.250% -2.375%	07/16/2018 - 07/30/2018	08/17/2018 - 10/30/2018	72,598	(72,545)
Total Sale-Buyback Transactions				$106,626	$(105,710)

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2018 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$ —	$ 249,865	$—	$ 249,865
Bank Loan Obligations	—	5,179	—	5,179
Collateralized Mortgage Obligations	—	150,773	—	150,773
Corporate Bonds & Notes	—	973,368	—	973,368
Escrow	—	—	—	—
Foreign Government Obligations	—	450,927	—	450,927
Mortgage Pass-Through	—	1,376,815	1	1,376,816
Municipal Bonds	—	9,532	—	9,532
U.S. Government Obligations	—	438,840	—	438,840
Short-Term Investments
Certificates of Deposit	—	35,200	—	35,200
Repurchase Agreements	—	2,431	—	2,431
Total Investments in Securities	$ —	$3,692,930	$ 1	$3,692,931
Financial Derivative Instruments - Assets
Forward Currency Contracts	$ —	$ 22,319	$—	$ 22,319
Futures Contracts	937	—	—	937
Purchased Options	33	1,122	—	1,155
Swap Agreements	—	7,166	—	7,166
Total Financial Derivative Instruments - Assets	$ 970	$ 30,607	$—	$ 31,577
Liability Category
Fixed Income Investments Sold Short	$ —	$ (52,257)	$—	$ (52,257)
Reverse Repurchase Agreements	—	(295,918)	—	(295,918)
Sale-Buyback Transactions	—	(105,710)	—	(105,710)
Total Investments Sold Short and Secured Borrowings	$ —	$ (453,885)	$—	$ (453,885)
Financial Derivative Instruments - Liabilities
Forward Currency Contracts	$ —	$ (8,550)	$—	$ (8,550)
Futures Contracts	(6,448)	—	—	(6,448)
Swap Agreements	—	(959)	—	(959)
Written Options	$ (79)	$ (1,535)	$—	$ (1,614)
Total Financial Derivative Instruments - Liabilities	$(6,527)	$ (11,044)	$—	$ (17,571)
Total Investments	$(5,557)	$3,258,608	$ 1	$3,253,052
There were no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor Bond Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2018.
Valuation Description	Balance Beginning at 11/01/2017 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2018 (000s)
Escrow	$—	$—	$—	$—	$—	$—	$—	$—	$—
Mortgage Pass-Through	1	—	—	—	—	—	—	—	1
	$ 1	$—	$—	$—	$—	$—	$—	$—	$ 1
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 07/31/2018 (000s)	Valuation Technique	Unobservable Inputs	Input Value(s)
Investments in Securities
Escrow
General Motors Co. Escrow	$ —	Cash Available in Relation to Claims	Estimated Recovery Value	$ 0.00
Mortgage Pass-Through
Federal Housing Authority Project	1	Benchmark Pricing	Base Price	$ 85.08
	$ 1

DERIVATIVE INSTRUMENTS
The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2018.
Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$ 1,574	$ (346)
Foreign Exchange Contracts	22,319	(8,764)
Interest Rate Contracts	7,684	(8,461)
Total	$31,577	$(17,571)
REMAINING CONTRACTUAL MATURITY OF CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS
The following is a summary of the remaining contractual maturities of transfers accounted for as secured borrowings, by collateral type, as of July 31, 2018.
	Overnight and Continuous (000s)	Up to 30 Days (000s)	31-90 Days (000s)	Greater Than 90 Days (000s)	Total (000s)
Reverse Repurchase Agreements
U.S. Treasury Obligations	$ —	$229,685	$63,438	$ 2,795	$295,918
Total	$ —	$229,685	$63,438	$ 2,795	$295,918
Sale-Buyback Transactions
U.S. Treasury Obligations	$29,472	$ 35,931	$ —	$40,307	$105,710
Total	$29,472	$ 35,931	$ —	$40,307	$105,710
Total Secured Borrowings	$29,472	$265,616	$63,438	$43,102	$401,628

Harbor Bond Fund
Portfolio of Investments—Continued

1	CLO after the name of a security stands for Collateralized Loan Obligation.
2	Variable rate security, the stated rate represents the rate in effect at July 31, 2018.
3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2018, the aggregate value of these securities was $465,055 or 23% of net assets.
4	Floating rate security, the stated rate represents the rate in effect at July 31, 2018.
5	Step coupon security, the stated rate represents the rate in effect at July 31, 2018.
6	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.
7	Perpetuity bond, the maturity date represents the next callable date.
8	MTN after the name of a security stands for Medium Term Note.
9	Zero coupon bond
10	At July 31, 2018, a portion of securities held by the Fund were pledged as collateral for exchange traded and and centrally cleared derivatives, over-the-counter (OTC) derivatives, forward commitments, and secured borrowings (see Note 2 of the accompanying Notes to Portfolios of Investments). The securities pledged had an aggregate value of $320,804 or 16% of net assets.
11	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after July 31, 2018. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date (see Note 2 of the accompanying Notes to Portfolios of Investments).
12	CMT denotes Constant Maturity Treasury.
*	Security in Default
b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
d	Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
e	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
f	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
x	Fair valued in accordance with Harbor Funds Valuation Procedures.
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
GBP	British Pound
CAD	Canadian Dollar
DKK	Denmark Krone
EUR	Euro
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NGN	Nigerian Naira
RUB	Russian Ruble
SEK	Swedish Krona
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Core Bond Fund
Portfolio of Investments— July 31, 2018 (Unaudited)

Value, Cost and Principal Amounts in Thousands

ASSET-BACKED SECURITIES—5.8%
Principal Amount		Value
ASSET-BACKED SECURITIES—5.8%
	CNH Equipment Trust
	Series 2018-A3 Cl. A
$590	3.120%—07/17/2023	$ 591
	DB Master Finance LLC
	Series 2017-A2I Cl. 1A
249	3.629%—11/20/2047[1]	242
	DLL Securitization Trust
	Series 2017-A3 Cl. A
253	2.140%—12/15/2021[1]	249
	Domino's Pizza Master Issuer LLC
	Series 2017-A2I Cl. 1A
248	3.585%—07/25/2047[1,2]	249
	Ford Credit Floorplan Master Owner Trust
	Series 2016-A1 Cl. 1
492	1.950%—11/15/2021	486
	GMF Floorplan Owner Revolving Trust
	Series 2017-A1 Cl. 1
524	2.220%—01/18/2022[1]	518
	Wheels SPV LLC
	Series 2017-A1 Cl. A2
200	3.060%—04/20/2027[1]	200
	World Omni Auto Receivables Trust
	Series 2017-A3 Cl. B
500	1.950%—02/15/2023	489
TOTAL ASSET-BACKED SECURITIES
(Cost $3,027)		3,024

COLLATERALIZED MORTGAGE OBLIGATIONS—7.3%
COLLATERALIZED MORTGAGE OBLIGATIONS—7.3%
	Commercial Mortgage Pass-Through Certificates
	Series 2014-CR14 Cl. A2
596	3.147%—02/10/2047	596
	Flagstar Mortgage Trust
	Series 2018-A5 Cl. 1
244	3.500%—03/25/2048[1,3]	241
	GS Mortgage Securities Trust
	Series 2012-GCJ7 Cl. A4
469	3.377%—05/10/2045	470
	JPMBB Commercial Mortgage Securities Trust
	Series 2015-C32 Cl. A2
511	2.816%—11/15/2048	507
	Series 2013-C14 Cl. A2
283	3.019%—08/15/2046	284
		791
	JPMorgan Mortgage Trust
	Series 2018-1A4 Cl. 6
380	3.500%—12/25/2048	377
	Series 2018-A5 Cl. 4
430	3.500%—10/25/2048[1,3]	425
		802
	UBS Commercial Mortgage Trust
	Series 2018-C10 Cl. A4
250	4.313%—05/15/2051	259
	WF RBS Commercial Mortgage Trust
	Series 2012-C10 Cl. A3
244	2.875%—12/15/2045	239
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
	Series 2011-C4 Cl. A4
$400	4.902%—06/15/2044[1,3]	$ 416
		655
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,819)		3,814

CORPORATE BONDS & NOTES—35.2%
AEROSPACE & DEFENSE—0.9%
	BAE Systems Holdings Inc.
300	3.800%—10/07/2024[1]	299
	Lockheed Martin Corp.
150	4.700%—05/15/2046	162
		461
AIRLINES—2.6%
	American Airlines 2013-2 Class A Pass-Through Trust
133	4.950%—07/15/2024	137
	American Airlines 2015-1 Class A Pass-Through Trust
358	3.375%—11/01/2028	347
	Delta Air Lines 2015-1 Class AA Pass-Through Trust
313	3.625%—01/30/2029	313
	United Airlines 2014-1 Class A Pass-Through Trust
541	4.000%—10/11/2027	544
		1,341
AUTOMOBILES—0.6%
	Daimler Finance North America LLC
300	2.200%—05/05/2020[1]	294
BANKS—4.0%
	Bank of America Corp. MTN[4]
450	3.500%—04/19/2026	436
	Citigroup Inc.
404	3.400%—05/01/2026	387
155	4.650%—07/23/2048	158
		545
	JPMorgan Chase & Co.
300	3.200%—01/25/2023	295
191	4.203%—07/23/2029	192
		487
	Morgan Stanley MTN[4]
159	4.300%—01/27/2045	155
	PNC Bank NA
250	3.500%—06/08/2023	251
	Wells Fargo & Co. MTN[4]
250	3.300%—09/09/2024	244
		2,118
BEVERAGES—0.5%
	Anheuser-Busch InBev Finance Inc.
250	4.900%—02/01/2046	261
BIOTECHNOLOGY—1.5%
	AbbVie Inc.
400	2.500%—05/14/2020	396
	Celgene Corp.
400	2.875%—08/15/2020	397
		793

Harbor Core Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CAPITAL MARKETS—4.5%
	Apollo Management Holdings LP
$250	4.000%—05/30/2024[1]	$ 247
	Goldman Sachs Group Inc.
420	5.750%—01/24/2022	449
	KKR Group Finance Co. II LLC
300	5.500%—02/01/2043[1]	314
	Macquarie Group Ltd. MTN[4]
250	4.150%—03/27/2024[1]	248
	Moody's Corp.
362	3.250%—06/07/2021	361
	Morgan Stanley MTN[4]
450	3.875%—01/27/2026	444
	UBS Group Funding Switzerland AG
300	4.125%—04/15/2026[1]	300
		2,363
COMMUNICATIONS EQUIPMENT—0.5%
	Juniper Networks Inc.
250	4.500%—03/15/2024	254
CONSUMER FINANCE—3.0%
	American Express Co.
250	3.375%—05/17/2021	250
	Capital One Financial Corp.
250	3.200%—01/30/2023	243
	GE Capital International Funding Co. Unlimited Co.
375	4.418%—11/15/2035	366
	General Motors Financial Co. Inc.
344	4.150%—06/19/2023	344
	Nissan Motor Acceptance Corp. MTN[4]
400	2.150%—09/28/2020[1]	389
		1,592
DIVERSIFIED FINANCIAL SERVICES—0.9%
	Siemens Financieringsmaatschappij NV
300	2.150%—05/27/2020[1]	295
	Voya Financial Inc.
200	3.125%—07/15/2024	189
		484
DIVERSIFIED TELECOMMUNICATION SERVICES—1.1%
	AT&T Inc.
250	3.400%—05/15/2025	237
	Verizon Communications Inc.
350	4.522%—09/15/2048	333
		570
ELECTRIC UTILITIES—3.1%
	Berkshire Hathaway Energy Co.
300	6.125%—04/01/2036	371
	Duke Energy Corp.
300	3.750%—04/15/2024	300
	Eversource Energy
260	2.750%—03/15/2022	253
	Pacific Gas & Electric Co.
12	4.750%—02/15/2044	12
190	6.050%—03/01/2034	210
		222
	Southern Co.
250	3.250%—07/01/2026	238
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ELECTRIC UTILITIES—Continued
	Virginia Electric & Power Co.
$250	3.150%—01/15/2026	$ 242
		1,626
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—2.9%
	Boston Properties LP
400	2.750%—10/01/2026	363
	Digital Realty Trust LP
300	3.700%—08/15/2027	287
	Realty Income Corp.
250	4.125%—10/15/2026	249
	Ventas Realty LP
250	4.125%—01/15/2026	247
	Wea Finance LLC / Westfield UK & Europe Finance plc
350	2.700%—09/17/2019[1]	348
		1,494
HEALTH CARE PROVIDERS & SERVICES—1.5%
	CVS Pass-Through Trust
405	8.353%—07/10/2031[1]	489
	Express Scripts Holding Co.
300	3.400%—03/01/2027	280
		769
HOTELS, RESTAURANTS & LEISURE—0.5%
	McDonald's Corp. MTN[4]
250	3.350%—04/01/2023	249
INSURANCE—1.1%
	American International Group Inc.
300	4.125%—02/15/2024	303
	Five Corners Funding Trust
250	4.419%—11/15/2023[1]	257
		560
MEDIA—2.0%
	Charter Communications Operating LLC / Charter Communications Operating Capital
325	6.384%—10/23/2035	353
	Comcast Corp.
400	3.000%—02/01/2024	385
	COX Communications Inc.
300	2.950%—06/30/2023[1]	285
		1,023
OIL, GAS & CONSUMABLE FUELS—1.5%
	Anadarko Petroleum Corp.
1,000	0.000%—10/10/2036[5]	431
	Concho Resources Inc.
155	4.300%—08/15/2028	156
	Sunoco Logistics Partners Operations LP
210	3.900%—07/15/2026	199
		786
ROAD & RAIL—1.0%
	Norfolk Southern Corp.
200	4.837%—10/01/2041	216
	Penske Truck Leasing Co. LP / PTL Finance Corp.
300	3.900%—02/01/2024[1]	296
		512

Harbor Core Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
SOFTWARE—0.3%
	Microsoft Corp.
$150	4.250%—02/06/2047	$ 160
TRADING COMPANIES & DISTRIBUTORS—1.2%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
272	4.125%—07/03/2023	270
	Air Lease Corp.
374	3.875%—07/03/2023	372
		642
TOTAL CORPORATE BONDS & NOTES
(Cost $18,320)		18,352

MORTGAGE PASS-THROUGH—23.9%
MORTGAGE PASS-THROUGH—23.9%
	Federal Home Loan Mortgage Corp.
1,477	3.000%—11/01/2043-04/01/2045	1,434
970	3.500%—07/01/2046	967
994	4.000%—03/01/2048	1,013
318	5.000%—12/01/2044	341
		3,755
	Federal National Mortgage Association
2,409	3.500%—10/01/2037-09/01/2046	2,420
1,146	4.000%—02/01/2047	1,168
2,077	4.500%—05/01/2046-11/01/2047	2,164
1,910	5.000%—09/01/2033-05/01/2042	2,045
		7,797
	Government National Mortgage Association
851	4.500%—08/20/2047	888
TOTAL MORTGAGE PASS-THROUGH
(Cost $12,464)		12,440

MUNICIPAL BONDS—1.3%
MUNICIPAL BONDS—1.3%
	New York State Urban Development Corp.
220	5.770%—03/15/2039	256
	State of California
300	7.500%—04/01/2034	420
TOTAL MUNICIPAL BONDS
(Cost $677)		676

U.S. GOVERNMENT OBLIGATIONS—25.5%
Principal Amount		Value
U.S. GOVERNMENT OBLIGATIONS—25.5%
	U.S. Small Business Administration
	Series 2012-20C Cl. 1
$226	2.510%—03/01/2032	$ 220
	Series 2015-20H Cl. 1
503	2.820%—08/01/2035	494
	Series 2017-20J Cl. 1
318	2.850%—10/01/2037	307
	Series 2018-20G Cl. 1
522	3.540%—07/01/2038	520
	Series 2018-20F Cl. 1
761	3.600%—06/01/2038	765
		2,306
	U.S. Treasury Bonds
2,277	3.000%—02/15/2048	2,242
1,934	4.500%—05/15/2038	2,360
		4,602
	U.S. Treasury Notes
4,349	1.375%—04/30/2020	4,255
2,176	2.750%—05/31/2023-02/15/2028	2,156
		6,411
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $13,354)		13,319

SHORT-TERM INVESTMENTS—1.9%
(Cost $978)
REPURCHASE AGREEMENTS
978	Repurchase Agreement with Fixed Income Clearing Corp. dated July 31, 2018 due August 1, 2018 at 0.350% collateralized by U.S. Treasury Notes (value $998)	978
TOTAL INVESTMENTS—100.9%
(Cost $52,639)		52,603
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.9)%		(449)
TOTAL NET ASSETS—100.0%		$52,154

FAIR VALUE MEASUREMENTS
All investments at July 31, 2018 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 investments at July 31, 2018 or June 1, 2018 (inception) and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor Core Bond Fund
Portfolio of Investments—Continued

1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2018, the aggregate value of these securities was $6,601 or 13% of net assets.
2	Floating rate security, the stated rate represents the rate in effect at July 31, 2018.
3	Variable rate security, the stated rate represents the rate in effect at July 31, 2018.
4	MTN after the name of a security stands for Medium Term Note.
5	Zero coupon bond
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Real Return Fund
Portfolio of Investments— July 31, 2018 (Unaudited)

Value, Cost and Principal Amounts in Thousands

ASSET-BACKED SECURITIES—4.3%
Principal Amount		Value
ASSET-BACKED SECURITIES—4.3%
	Countrywide Asset-Backed Certificates
	Series 2007-1A Cl. 1
$53	2.204% (1 Month USD Libor + 0.140) 07/25/2037[1]	$ 49
	Series 2006-19 Cl. 2A3
100	2.314% (1 Month USD Libor + 0.250) 03/25/2037[1]	92
		141
	Crown Point CLO Ltd.[2]
	Series 2018-5A Cl. A
300	3.276% (3 Month USD Libor + 0.940) 07/17/2028[1,3]	299
	Evans Grove CLO Ltd.[2]
	Series 2018-1A Cl. A1
200	3.239% (3 Month USD Libor + 0.920) 05/28/2028[1,3]	200
	Figueroa CLO Ltd.[2]
	Series 2013-2A Cl. A1RR
100	2.925% (3 Month USD Libor + 0.850) 06/20/2027[1,3]	100
	Fremont Home Loan Trust
	Series 2006-C Cl. 1A1
25	2.199% (1 Month USD Libor + 0.135) 10/25/2036[1]	24
	GSAMP Trust
	Series 2004-WF Cl. M2
95	3.714% (1 Month USD Libor + 1.100) 10/25/2034[1]	93
	Home Equity Mortgage Loan Asset-Backed Trust
	Series 2007
32	2.284% (1 Month USD Libor + 0.220) 04/25/2037[1]	26
	JMP Credit Advisors CLO IIIR Ltd.[2]
	Series 2014-1RA Cl. A
250	3.186% (3 Month USD Libor + 0.850) 01/17/2028[1,3]	250
	Long Beach Mortgage Loan Trust
	Series 2006-WL3 Cl. 2A4
281	2.364% (1 Month USD Libor + 0.300) 01/25/2036[1]	253
	Series 2005-WL2 Cl. M2
405	2.554% (1 Month USD Libor + 0.490) 08/25/2035[1]	406
		659
	MASTR Asset Backed Securities Trust
	Series 2006-HE2 Cl. A4
187	2.304% (1 Month USD Libor + 0.240) 06/25/2036[1]	110
	Morgan Stanley ABS Capital I Inc. Trust
	Series 2006-HE8 Cl. A2FP
100	2.134% (1 Month USD Libor + 0.070) 10/25/2036[1]	63
	Morgan Stanley Mortgage Loan Trust
	Series 2006-15XS Cl. A6A
112	5.910%—11/25/2036[4]	54
	Mountain View CLO X Ltd.[2]
	Series 2015-10A Cl. AR
200	3.157% (3 Month USD Libor + 0.820) 10/13/2027[1,3]	199
	Navient Student Loan Trust
	Series 2016-7A Cl. A
159	3.214% (1 Month USD Libor + 1.150) 03/25/2066[1,3]	162
	Octagon Investment Partners XXIII Ltd.
	Series 2015-A1R Cl. 1A
260	3.111% (3 Month USD Libor + 0.855) 07/15/2027[1,3]	260
	Saxon Asset Securities Trust
	Series 2003-1 Cl. AF7
64	4.034%—06/25/2033[4]	65
	Soundview Home Loan Trust
	Series 2006-OPT2 Cl. A4
200	2.344% (1 Month USD Libor + 0.280) 05/25/2036[1]	192
	TICP CLO III-2 Ltd.[2]
	Series 2018-3R Cl. A
250	3.199% (3 Month USD Libor + 0.840) 04/20/2028[1,3]	248
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
ASSET-BACKED SECURITIES—Continued
	Venture XII CLO Ltd.[2]
	Series 2012-12A Cl. ARP
$250	3.119% (3 Month USD Libor + 0.800) 02/28/2026[1,3]	$ 250
	Venture XVI CLO Ltd.[2]
	Series 2014-16A Cl. ARR
400	3.189% (3 Month USD Libor + 0.850) 01/15/2028[1,3]	400
	Volt LXII LLC
	Series 2017-NPL9 Cl. A1
78	3.125%—09/25/2047[3,4]	78
	WhiteHorse VI Ltd
	Series 2012 1A Cl. A1R
97	3.549% (3 Month USD Libor + 1.200) 02/03/2025[1,3]	97
TOTAL ASSET-BACKED SECURITIES
(Cost $3,778)		3,970

COLLATERALIZED MORTGAGE OBLIGATIONS—1.6%
COLLATERALIZED MORTGAGE OBLIGATIONS—1.6%
	Alliance Bancorp Trust
	Series 2007 Cl. OA1
67	2.304% (1 Month USD Libor + 0.240) 07/25/2037[1]	59
	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2005-12 Cl. 23A1
45	3.969%—02/25/2036[1]	43
	Series 2006-2 Cl. 3A2
23	4.153%—07/25/2036[1]	21
		64
	Citigroup Mortgage Loan Trust Inc.
	Series 2005-12 Cl. 2A1
306	2.891% (1 Month USD Libor + 0.800) 08/25/2035[1,3]	290
	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2004-HYB5 Cl. 2A1
16	3.556%—04/20/2035[1]	16
	First Horizon Alternative Mortgage Securities Trust
	Series 2006-FA8 Cl. 1A7
10	6.000%—02/25/2037	8
	Lavender Trust
	Series 2010-RR2A Cl. A4
1,127	6.250%—10/26/2036[3]	916
	Morgan Stanley Mortgage Loan Trust
	Series 2006-8AR Cl. 6A1
86	3.779%—06/25/2036[1]	88
	Residential Asset Securitization Trust
	Series 2006-R1 Cl. A2
49	2.464% (1 Month USD Libor + 0.400) 01/25/2046[1]	26
	Washington Mutual Mortgage Pass Through Certificates Trust
	Series 2003-AR9 Cl. 2A
19	3.391%—09/25/2033[1]	19
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,326)		1,486

CORPORATE BONDS & NOTES—5.9%
AUTOMOBILES—0.0%
	American Honda Finance Corp. MTN[5]
20	2.713% (3 Month USD Libor + 0.350) 11/05/2021[1]	20

Harbor Real Return Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
BANKS—0.9%
	Bank of America Corp.
$60	5.875% (3 Month USD Libor + 2.931) 03/15/2028[1,6]	$ 60
	Deutsche Bank AG/New York NY
500	4.250%—10/14/2021	496
	ING Bank NV MTN[5]
100	2.625%—12/05/2022[3]	98
	Toronto Dominion Bank
200	2.250%—03/15/2021[3]	195
		849
CAPITAL MARKETS—1.3%
	Goldman Sachs Group Inc.
100	2.876% (3 Month USD Libor + 0.821) 10/31/2022[1]	97
500	3.541% (3 Month USD Libor + 1.200) 09/15/2020[1]	509
		606
	UBS AG
300	2.901% (3 Month USD Libor + 0.580) 06/08/2020[1,3]	301
	UBS AG MTN[5]
300	2.639% (3 Month USD Libor + 0.320) 12/07/2018[1,3]	300
		1,207
CONSUMER FINANCE—1.2%
	Ally Financial Inc.
100	3.500%—01/27/2019	100
100	4.750%—09/10/2018	100
		200
	Navient Corp. MTN[5]
740	5.051% (US CPI Urban Consumers YoY + 2.250) 05/03/2019[1,7]	744
100	5.500%—01/15/2019	101
		845
		1,045
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
	AT&T Inc.
100	2.975% (3 Month USD Libor + 0.750) 06/01/2021[1]	101
100	5.150%—02/15/2050[3]	96
		197
ELECTRIC UTILITIES—0.2%
	Nextera Energy Capital Holdings Inc.
160	2.636% (3 Month USD Libor + 0.315) 09/03/2019[1]	160
GAS UTILITIES—0.1%
	Sempra Energy
100	2.791% (3 Month USD Libor + 0.450) 03/15/2021[1]	100
HEALTH CARE EQUIPMENT & SUPPLIES—0.2%
	Boston Scientific Corp.
200	2.850%—05/15/2020	198
INTERNET SOFTWARE & SERVICES—0.1%
	eBay Inc.
100	2.750%—01/30/2023	96
OIL, GAS & CONSUMABLE FUELS—0.9%
	Dominion Energy Gas Holdings LLC
100	2.926% (3 Month USD Libor + 0.600) 06/15/2021[1]	100
	Enbridge Inc.
100	2.731% (3 Month USD Libor + 0.400) 01/10/2020[1]	100
CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
OIL, GAS & CONSUMABLE FUELS—Continued
		Petrobras Global Finance BV
	$425	5.299%—01/27/2025[3]	$ 408
	200	7.375%—01/17/2027	209
			617
			817
THRIFTS & MORTGAGE FINANCE—0.3%
		Nationwide Building Society MTN[5]
GBP	200	6.875% (GBP Swap 5 Year + 4.880) 12/29/2049[1,6]	271
TOBACCO—0.1%
		BAT Capital Corp
	$100	2.945% (3 Month USD Libor + 0.590) 08/14/2020[1,3]	101
TRADING COMPANIES & DISTRIBUTORS—0.4%
		AerCap Ireland Capital Ltd.
	300	4.625%—10/30/2020	306
TOTAL CORPORATE BONDS & NOTES
(Cost $5,364)			5,367

FOREIGN GOVERNMENT OBLIGATIONS—9.1%
FOREIGN GOVERNMENT OBLIGATIONS—9.1%
		Argentina Bonar Bonds
ARS	418	27.947% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000) 04/03/2022[1]	14
		Argentina Pom Politica Monetaria
	3,724	40.000%—06/21/2020[8]	143
		Argentina Treasury Bill
	$900	0.000%—08/24/2018-09/14/2018[9]	224
		Argentine Republic Government International Bond
	100	5.875%—01/11/2028	84
	300	6.875%—01/26/2027	274
			358
		Australia Government Bond
AUD	400	1.250%—02/21/2022[7]	345
	360	3.000%—09/20/2025[7]	378
			723
		Canadian Government RRB Bonds
CAD	304	4.250%—12/01/2026[7]	304
		Cyprus Government International Bond MTN[5]
EUR	10	2.750%—06/27/2024	12
	30	3.750%—07/26/2023	39
	40	3.875%—05/06/2022	51
	40	4.250%—11/04/2025	53
			155
		French Republic Government Bond OAT
	83	0.100%—07/25/2047[3,7]	106
		Hellenic Republic Treasury Bill
	780	0.000%—08/31/2018[9]	911
		Italy Buoni Poliennali Del Tesoro
	229	2.350%—09/15/2019[7]	276
	166	2.350%—09/15/2024[3,7]	209
			485
		Japan Treasury Discount Bill
JPY	180,000	0.000%—10/29/2018[9]	1,610
		Mexican Bonos
MXN	2,386	7.750%—05/29/2031	128

Harbor Real Return Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

FOREIGN GOVERNMENT OBLIGATIONS—Continued
Principal Amount			Value
FOREIGN GOVERNMENT OBLIGATIONS—Continued
		New Zealand Government Bond
NZD	1,600	2.000%—09/20/2025[7]	$ 1,221
		U.K. Gilt
GBP	100	4.250%—12/07/2027	165
		U.K. Gilt Inflation Linked[7]
	1,081	0.125%—03/22/2026-11/22/2065	1,748
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $8,704)			8,295

MORTGAGE PASS-THROUGH—15.9%
MORTGAGE PASS-THROUGH—15.9%
		Federal Home Loan Mortgage Corp. REMIC[10]
	$177	2.672% (1 Month USD Libor + 0.600) 12/15/2037[1]	179
		Federal National Mortgage Association REMIC[10]
	34	2.414% (1 Month USD Libor + 0.350) 07/25/2037[1]	34
	57	2.444% (1 Month USD Libor + 0.380) 07/25/2037[1]	57
	25	2.504% (1 Month USD Libor + 0.440) 05/25/2036[1]	25
	151	2.744% (1 Month USD Libor + 0.680) 02/25/2041[1]	154
			270
		Federal National Mortgage Association TBA[11]
	7,120	3.500%—10/11/2048	7,042
	7,000	4.000%—09/13/2048	7,102
			14,144
TOTAL MORTGAGE PASS-THROUGH
(Cost $14,623)			14,593

U.S. GOVERNMENT OBLIGATIONS—108.0%
U.S. GOVERNMENT OBLIGATIONS—108.0%
		U.S. Treasury Inflation Indexed Bonds[7]
	1,718	0.125%—04/15/2019[12]	1,702
	3,292	0.125%—04/15/2020-07/15/2024	3,197
	3,726	0.250%—01/15/2025	3,592
	3,348	0.375%—07/15/2023-01/15/2027	3,260
	3,027	0.500%—01/15/2028	2,926
U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount		Value
U.S. GOVERNMENT OBLIGATIONS—Continued
$13,062	0.625%—07/15/2021-02/15/2043	$ 12,915
2,068	0.750%—02/15/2042-02/15/2045	1,988
1,902	0.875%—02/15/2047	1,875
1,237	1.000%—02/15/2046-02/15/2048	1,259
461	1.250%—07/15/2020	466
6,800	1.375%—02/15/2044	7,489
149	1.750%—01/15/2028	161
12,371	1.875%—07/15/2019	12,519
1,144	2.000%—01/15/2026	1,241
819	2.125%—02/15/2040-02/15/2041	1,021
31,310	2.375%—01/15/2025[12]	34,373
3,168	2.375%—01/15/2027	3,563
3,578	2.500%—01/15/2029	4,156
395	3.375%—04/15/2032	521
323	3.875%—04/15/2029	421
		98,645
	U.S. Treasury Notes
300	2.750%—02/15/2024	298
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $101,762)		98,943

SHORT-TERM INVESTMENTS—1.2%
CERTIFICATES OF DEPOSIT—1.2%
	Barclays plc
300	1.940%—09/04/2018	300
	Dominion Gas Holdings LLC
800	2.270%—08/07/2018	800
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,100)		1,100
TOTAL INVESTMENTS—146.0%
(Cost $136,657)		133,754
CASH AND OTHER ASSETS, LESS LIABILITIES—(46.0)%		(42,159)
TOTAL NET ASSETS—100.0%		$ 91,595

FUTURES CONTRACTS OPEN AT JULY 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Australian Government Bond Futures 3 year (Short)	5	09/17/2018	AUD 556	$ (1)
Australian Government Bond Futures 10 year (Short)	2	09/17/2018	258	(2)
Euro-BTP Futures (Short)	1	09/06/2018	EUR 127	1
Euro-Bund Futures (Long)	6	09/06/2018	969	3
Euro-OAT Futures (Short)	10	09/06/2018	1,537	(4)
United Kingdom GILT Futures 90 day (Short)	28	09/26/2018	GBP 3,435	(35)
U.S. Treasury Bond Futures 30 year (Short)	23	09/19/2018	$ 3,288	(48)
U.S. Treasury Note Futures 2 year (Short)	21	09/28/2018	4,439	6
U.S. Treasury Note Futures 5 year (Short)	3	09/28/2018	339	—
U.S. Treasury Note Futures 10 year (Long)	22	09/19/2018	2,627	(8)
Ultra U.S. Treasury Note Futures 10 year (Short)	32	09/19/2018	4,068	2
Total Futures Contracts				$(86)

Harbor Real Return Fund
Portfolio of Investments—Continued

WRITTEN OPTIONS OPEN AT JULY 31, 2018
WRITTEN OPTIONS THAT REQUIRE PERIODIC SETTLEMENT OF VARIATION MARGIN
Description	Exchange	Strike Price	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Euro-Bund Futures Option (Call)	Eurex	EUR 162.00	08/24/2018	8	$5	$ (4)
Euro-Bund Futures Option (Put)	Eurex	157.00	08/24/2018	4	2	—
Total Written Options that Require Periodic Settlement of Variation Margin					$7	$ (4)
WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty/Exchange	Strike Index/ Price	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Consumer Price All Urban Non-Seasonally Adjusted Index - Cap (Call)	JP Morgan Chase Bank NA	243.273 [j]	04/22/2024	4,000,000	$ 29	$ —
Consumer Price All Urban Non-Seasonally Adjusted Index - Cap (Call)	JP Morgan Chase Bank NA	244.172 [j]	05/16/2024	300,000	2	—
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Citibank NA	216.687 [j]	04/07/2020	3,600,000	32	—
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Citibank NA	217.965 [j]	09/29/2020	500,000	6	—
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	JP Morgan Chase Bank NA	234.812 [j]	03/24/2020	1,700,000	19	(1)
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	JP Morgan Chase Bank NA	238.643 [j]	10/02/2020	1,000,000	19	(1)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	JP Morgan Chase Bank NA	$ 4.00	10/17/2018	180,000	4	(2)
Currency Option U.S. Dollar vs. Mexican Peso (Call)	Citibank NA	21.10	08/22/2018	333,000	4	—
Eurozone HICP Ex. Tobacco Index - Cap (Call)	Goldman Sachs Bank USA	120.716 [j]	06/22/2035	400,000	18	(2)
USD ICE Swap Rate Index 30 year - Floor (Call)	Morgan Stanley Capital Services LLC	1.000 [j]	01/02/2020	7,500,000	6	(11)
U.S. Treasury Bond Option 30 year (Call)	Chicago Board of Trade	$ 144.50	08/24/2018	2	1	(1)
U.S. Treasury Bond Option 30 year (Put)	Chicago Board of Trade	144.00	08/24/2018	3	2	(5)
U.S. Treasury Note Option 10 year (Put)	Chicago Board of Trade	119.50	08/24/2018	5	1	(2)
Total Written Options Not Settled Through Variation Margin					$143	$(25)
WRITTEN SWAP OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Strike Rate	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Credit Default Swap Option (Put)	BNP Paribas SA	Markit iTraxx Europe	Pay	1.000%	08/15/2018	800,000	$ 2	$ —
Credit Default Swap Option (Put)	BNP Paribas SA	Markit CDX North America Investment Grade	Pay	1.000	09/19/2018	500,000	1	—
Credit Default Swap Option (Put)	Citibank N.A. London	Markit iTraxx Europe	Pay	1.000	09/19/2018	1,500,000	3	(1)
Credit Default Swap Option (Put)	Citibank NA	Markit CDX North America Investment Grade	Pay	1.000	09/19/2018	300,000	—	—
Interest Rate Swap Option (Put)	Citibank NA	3-Month USD- LIBOR	Pay	3.250	12/04/2018	900,000	5	(4)
Total Written Swap Options Not Settled Through Variation Margin							$ 11	$ (5)
Total Written Options							$161	$(34)

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2018
Counterparty	Amount to be Delivered (000s)	Amount to be Received (000s)	Settlement Date	Unrealized Appreciation/ (Depreciation) (000s)
Barclays Bank plc	$ 65	ARS 1,796	09/26/2018	$ (3)
BNP Paribas SA	$ 88	ARS 2,661	08/27/2018	6
Société Générale	$ 8	ARS 159	08/22/2018	(2)
BNP Paribas SA	ARS 5,615	$ 209	08/27/2018	9
Goldman Sachs Bank USA	$ 1,067	AUD 1,441	08/02/2018	4
Goldman Sachs Bank USA	AUD 1,441	$ 1,059	08/02/2018	(12)
Goldman Sachs Bank USA	AUD 1,441	$ 1,067	09/04/2018	(4)
Citibank NA	$ 2,313	GBP 1,766	08/02/2018	5

Harbor Real Return Fund
Portfolio of Investments—Continued

FORWARD CURRENCY CONTRACTS—Continued
Counterparty	Amount to be Delivered (000s)	Amount to be Received (000s)	Settlement Date	Unrealized Appreciation/ (Depreciation) (000s)
Citibank NA	GBP 1,766	$ 2,316	09/04/2018	$ (5)
UBS AG	GBP 1,766	$ 2,338	08/02/2018	20
JP Morgan Chase Bank NA	CAD 868	$ 659	08/02/2018	(8)
HSBC Bank USA	CNY 3,014	$ 474	09/19/2018	31
Citibank NA	$ 157	COP 463,234	09/18/2018	3
Citibank NA	$ 870	EUR 749	08/02/2018	6
Barclays Bank plc	EUR 784	$ 921	09/04/2018	2
BNP Paribas SA	EUR 1,128	$ 1,315	08/02/2018	(4)
Citibank NA	EUR 118	$ 138	08/02/2018	—
Citibank NA	EUR 108	$ 126	08/02/2018	—
HSBC Bank USA	EUR 40	$ 50	08/31/2018	3
JP Morgan Chase Bank NA	EUR 112	$ 209	08/02/2018	—
UBS AG	EUR 740	$ 916	08/31/2018	48
BNP Paribas SA	$ 250	INR 17,079	09/19/2018	(2)
Goldman Sachs Bank USA	INR 16,743	$ 243	09/19/2018	—
HSBC Bank USA	$ 147	IDR 2,112,375	09/19/2018	(1)
HSBC Bank USA	$ 519	JPY 57,500	09/04/2018	(4)
JP Morgan Chase Bank NA	$ 522	JPY 57,500	08/02/2018	(8)
Barclays Bank plc	JPY 50,000	$ 453	10/29/2018	3
BNP Paribas SA	JPY 50,000	$ 453	10/29/2018	3
HSBC Bank USA	JPY 57,500	$ 518	08/02/2018	4
JP Morgan Chase Bank NA	JPY 10,000	$ 91	10/29/2018	1
UBS AG	JPY 70,000	$ 634	10/29/2018	4
JP Morgan Chase Bank NA	$ 76	MXN 1,412	08/27/2018	—
Citibank NA	MXN 1,412	$ 74	08/27/2018	(2)
JP Morgan Chase Bank NA	MXN 1,412	$ 75	10/26/2018	1
NatWest Markets Plc	$ 1,166	NZD 1,722	08/02/2018	8
NatWest Markets Plc	NZD 1,722	$ 1,166	09/04/2018	(8)
UBS AG	NZD 1,722	$ 1,165	08/02/2018	(9)
Citibank NA	$ 31	RUB 1,963	08/24/2018	—
HSBC Bank USA	$ 312	RUB 19,474	08/24/2018	(1)
HSBC Bank USA	$ 152	RUB 9,617	08/24/2018	2
HSBC Bank USA	RUB 19,194	$ 303	08/24/2018	(3)
Barclays Bank plc	SGD 249	$ 184	09/19/2018	1
Barclays Bank plc	KRW 203,831	$ 184	09/19/2018	1
Goldman Sachs Bank USA	KRW 217,518	$ 204	09/19/2018	8
Barclays Bank plc	TWD 5,562	$ 184	09/19/2018	2
Total Forward Currency Contracts				$ 99

INTEREST RATE SWAP AGREEMENTS OPEN AT JULY 31, 2018
CENTRALLY CLEARED SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.535%	At maturity	06/15/2023	EUR 760	$ —	$ —	$ —
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.505	At maturity	06/26/2021	100	—	—	—
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.620	At maturity	05/15/2028	350	—	—	—
LCH Group	French Consumer Price Index Ex Tobacco Index	Receive	1.345	At maturity	06/15/2021	200	—	—	—
LCH Group	French Consumer Price Index Ex Tobacco Index	Pay	1.575	At maturity	01/15/2028	160	(1)	—	(1)
LCH Group	French Consumer Price Index Ex Tobacco Index	Pay	1.590	At maturity	02/15/2028	440	(1)	—	(1)
LCH Group	French Consumer Price Index Ex Tobacco Index	Pay	1.606	At maturity	02/15/2028	70	—	—	—
LCH Group	French Consumer Price Index Ex Tobacco Index	Pay	1.621	At maturity	07/15/2028	550	1	—	1

Harbor Real Return Fund
Portfolio of Investments—Continued

INTEREST RATE SWAP AGREEMENTS—Continued
CENTRALLY CLEARED SWAP AGREEMENTS—Continued
INTEREST RATE SWAPS—Continued
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LCH Group	British Bankers' Association LIBOR GBP 6-Month	Receive	1.500%	Semi-Annual	09/19/2028	GBP 360	$ 5	$ 9	$ (4)
LCH Group	British Bankers' Association LIBOR GBP 6-Month	Receive	1.750	Semi-Annual	09/19/2048	270	(6)	(17)	11
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.350	At maturity	05/15/2030	610	15	(7)	22
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.400	At maturity	06/15/2030	600	19	9	10
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.100	At maturity	06/15/2031	300	(26)	(36)	10
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.470	At maturity	09/15/2032	1,290	18	1	17
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.358	At maturity	04/15/2035	200	2	(4)	6
LCH Group	UK Retail Prices Index All Items NSA	Receive	3.585	At maturity	10/15/2046	240	(21)	(15)	(6)
LCH Group	UK Retail Prices Index All Items NSA	Receive	3.428	At maturity	03/15/2047	370	13	22	(9)
CME Group	British Bankers' Association LIBOR JPY 6-Month	Receive	1.000	Semi-Annual	09/18/2023	JPY 40,000	(17)	(15)	(2)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.300	Semi-Annual	03/20/2028	10,000	—	—	—
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.450	Semi-Annual	03/20/2029	230,000	(12)	(13)	1
CME Group	New Zeland 90 Day Bank Bill Futures Rate Agreement	Receive	3.250	Semi-Annual	03/21/2028	NZD 600	(12)	2	(14)
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	1.750	Semi-Annual	06/20/2020	$ 200	4	4	—
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.250	Semi-Annual	12/20/2022	3,100	(94)	4	(98)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.000	Semi-Annual	06/20/2023	500	(23)	(20)	(3)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.678	Semi-Annual	10/25/2023	1,000	(16)	—	(16)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.670	Semi-Annual	11/19/2023	1,000	(17)	—	(17)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.681	Semi-Annual	12/12/2023	1,000	(17)	—	(17)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.500	Semi-Annual	12/19/2023	800	(20)	(6)	(14)
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.400	Semi-Annual	03/16/2026	700	21	—	21
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.300	Semi-Annual	04/21/2026	1,700	57	(10)	67
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.300	Semi-Annual	04/27/2026	2,000	67	(8)	75

Harbor Real Return Fund
Portfolio of Investments—Continued

INTEREST RATE SWAP AGREEMENTS—Continued
CENTRALLY CLEARED SWAP AGREEMENTS—Continued
INTEREST RATE SWAPS—Continued
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	1.850%	Semi-Annual	07/27/2026	$ 600	$ 32	$ (1)	$ 33
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.000	Semi-Annual	07/27/2026	3,500	163	54	109
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.400	Semi-Annual	12/07/2026	100	3	1	2
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	3.100	Semi-Annual	04/17/2028	2,010	3	(6)	9
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.765	Semi-Annual	07/18/2028	1,350	33	15	18
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.750	Semi-Annual	12/20/2047	110	7	5	2
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.150	Semi-Annual	06/19/2048	160	31	—	31
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.500	Semi-Annual	06/20/2048	90	11	11	—
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.969	Semi-Annual	10/25/2048	200	5	—	5
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.951	Semi-Annual	11/19/2048	100	3	—	3
LCH Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.250	Semi-Annual	06/20/2028	1,330	90	74	16
LCH Group	Federal Funds Effective Rate US	Receive	2.000	Annual	12/15/2047	300	38	—	38
LCH Group	Federal Funds Effective Rate US	Receive	2.428	Annual	12/20/2047	100	4	—	4
LCH Group	Federal Funds Effective Rate US	Receive	2.478	Annual	12/20/2047	223	6	—	6
LCH Group	Federal Funds Effective Rate US	Receive	2.499	Annual	12/20/2047	60	1	—	1
LCH Group	US Consumer Price Index Urban Consumers NSA	Receive	2.027	At maturity	11/23/2020	500	5	—	5
LCH Group	US Consumer Price Index Urban Consumers NSA	Receive	2.021	At maturity	11/25/2020	400	4	—	4
LCH Group	US Consumer Price Index Urban Consumers NSA	Receive	1.550	At maturity	07/26/2021	300	11	10	1
LCH Group	US Consumer Price Index Urban Consumers NSA	Receive	1.603	At maturity	09/12/2021	310	10	9	1
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.730	At maturity	07/26/2026	300	(18)	(16)	(2)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.800	At maturity	09/12/2026	200	(11)	(2)	(9)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.801	At maturity	09/12/2026	310	(16)	(14)	(2)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.805	At maturity	09/12/2026	200	(11)	(10)	(1)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.780	At maturity	09/15/2026	200	(11)	(10)	(1)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	2.180	At maturity	09/20/2027	170	(4)	—	(4)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	2.150	At maturity	09/25/2027	200	(6)	—	(6)

Harbor Real Return Fund
Portfolio of Investments—Continued

INTEREST RATE SWAP AGREEMENTS—Continued
CENTRALLY CLEARED SWAP AGREEMENTS—Continued
INTEREST RATE SWAPS—Continued
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	2.156%	At maturity	10/17/2027	$ 400	$ (11)	$ —	$ (11)
LCH Group	US Consumer Price Index Urban Consumers NSA	Receive	2.069	At maturity	07/15/2022	200	3	—	3
LCH Group	US Consumer Price Index Urban Consumers NSA	Receive	2.210	At maturity	02/05/2023	950	6	—	6
LCH Group	US Consumer Price Index Urban Consumers NSA	Receive	2.263	At maturity	04/27/2023	270	—	—	—
LCH Group	US Consumer Price Index Urban Consumers NSA	Receive	2.263	At maturity	05/09/2023	140	—	—	—
LCH Group	US Consumer Price Index Urban Consumers NSA	Receive	2.281	At maturity	05/10/2023	220	—	—	—
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	2.335	At maturity	02/05/2028	480	(3)	1	(4)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	2.353	At maturity	05/09/2028	140	—	—	—
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	2.360	At maturity	05/09/2028	210	—	—	—
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	2.364	At maturity	05/10/2028	220	—	—	—
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	2.370	At maturity	06/06/2028	200	—	—	—
Centrally Cleared Interest Rate Swaps									$296
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	2.500%	At maturity	07/15/2022	$ 300	$(23)	$ 7	$ (30)
Morgan Stanley Capital Services LLC	US Consumer Price Index Urban Consumers NSA	Pay	1.788	At maturity	07/18/2026	1,100	(61)	—	(61)
Morgan Stanley Capital Services LLC	US Consumer Price Index Urban Consumers NSA	Pay	1.800	At maturity	07/20/2026	1,200	(65)	—	(65)
Morgan Stanley Capital Services LLC	US Consumer Price Index Urban Consumers NSA	Pay	1.805	At maturity	09/20/2026	100	(6)	—	(6)
Over-the-Counter Interest Rate Swaps									(162)
Interest Rate Swaps									$ 134
CREDIT DEFAULT SWAP AGREEMENTS OPEN AT JULY 31, 2018
CENTRALLY CLEARED SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Payment Frequency	Notional Amount[e] (000s)	Value [f] (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	Daimler AG 0.625% due 03/05/2020	Sell	1.000%	12/20/2020	0.380%	Quarterly	EUR 30	$ 1	$ 1	$—
ICE Group	iTraxx Europe Series 28 Version 1	Buy	1.000	12/20/2022	0.520	Quarterly	1,500	(39)	(42)	3

Harbor Real Return Fund
Portfolio of Investments—Continued

CREDIT DEFAULT SWAP AGREEMENTS—Continued
CENTRALLY CLEARED SWAP AGREEMENTS—Continued
CREDIT DEFAULT SWAPS—Continued
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Payment Frequency	Notional Amount[e] (000s)	Value [f] (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	iTraxx Europe Series 28 Version 1	Buy	1.000%	12/20/2021	0.350%	Quarterly	EUR 500	$(14)	$ (8)	$ (6)
ICE Group	Markit CDX North America High Yield Index Series 30	Sell	5.000	06/20/2023	3.290	Quarterly	$ 1,105	(84)	(70)	(14)
Centrally Cleared Credit Default Swaps										$(17)
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Payment Frequency	Notional Amount[e] (000s)	Value [f] (000s)	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Suisse International	Federative Republic of Brazil 4.250% due 01/07/2025	Sell	1.000%	06/20/2021	1.440%	Quarterly	$ 200	$ (2)	$(14)	$ 12
Deutsche Bank AG	Federative Republic of Brazil 4.250% due 01/07/2025	Sell	1.000	06/20/2021	1.440	Quarterly	100	(1)	(9)	8
HSBC Bank USA NA	Federative Republic of Brazil 4.250% due 01/07/2025	Sell	1.000	06/20/2022	1.527	Quarterly	100	(3)	(7)	4
JP Morgan Chase Bank NA	Federative Republic of Brazil 4.250% due 01/07/2025	Sell	1.000	06/20/2021	1.440	Quarterly	100	(1)	(7)	6
Goldman Sachs International	Markit CMBX North America AAA Indices 0.001%	Sell	0.500	10/17/2057	0.000	Monthly	100	1	(4)	5
Goldman Sachs International	Markit CMBX North America AAA Indices 0.001%	Sell	0.500	09/17/2058	0.000	Monthly	100	—	(6)	6
Over-the-Counter Credit Default Swaps										41
Credit Default Swaps										$ 24
Total Swaps										$158

FIXED INCOME INVESTMENTS SOLD SHORT AT JULY 31, 2018 — (2.1)%
Principal Amount (000s)	Security	Proceeds (000s)	Value (000s)
$ 2,000	Federal National Mortgage Association TBA[11] 3.000%—09/13/2048	$1,931	$(1,926)
REVERSE REPURCHASE AGREEMENTS AT JULY 31, 2018 — (11.4)%
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Proceeds (000s)	Value (000s)
Royal Bank of Canada	2.06%	07/11/2018	08/13/2018	$ 1,790	$ (1,790)
Société Générale	2.05%	07/12/2018	08/02/2018	8,642	(8,642)
Total Reverse Repurchase Agreements				$10,432	$(10,432)

Harbor Real Return Fund
Portfolio of Investments—Continued

SALE-BUYBACKS AT JULY 31, 2018 — (20.6)%
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Proceeds (000s)	Value (000s)
BNP Paribas	1.875% - 2.750%	07/11/2018 - 07/30/2018	08/01/2018 - 08/03/2018	$19,024	$(18,844)
Total Sale-Buyback Transactions				$19,024	$(18,844)

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2018 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$ —	$ 3,970	$—	$ 3,970
Collateralized Mortgage Obligations	—	1,486	—	1,486
Corporate Bonds & Notes	—	5,367	—	5,367
Foreign Government Obligations	—	8,295	—	8,295
Mortgage Pass-Through	—	14,593	—	14,593
U.S. Government Obligations	—	98,943	—	98,943
Short-Term Investments
Certificates Of Deposit	—	1,100	—	1,100
Total Investments in Securities	$ —	$133,754	$—	$133,754
Financial Derivative Instruments - Assets
Forward Currency Contracts	$ —	$ 175	$—	$ 175
Futures Contracts	12	—	—	12
Swap Agreements	—	582	—	582
Total Financial Derivative Instruments - Assets	$ 12	$ 757	$—	$ 769
Liability Category
Fixed Income Investments Sold Short	$ —	$ (1,926)	$—	$ (1,926)
Reverse Repurchase Agreements	—	(10,432)	—	(10,432)
Sale-Buyback Transactions	—	(18,844)	—	(18,844)
Total Investments Sold Short and Secured Borrowings	$ —	$ (31,202)	$—	$ (31,202)
Financial Derivative Instruments - Liabilities
Forward Currency Contracts	$ —	$ (76)	$—	$ (76)
Futures Contracts	(98)	—	—	(98)
Swap Agreements	—	(424)	—	(424)
Written Options	(12)	(22)	—	(34)
Total Financial Derivative Instruments - Liabilities	$(110)	$ (522)	$—	$ (632)
Total Investments	$ (98)	$102,787	$—	$102,689
There were no Level 3 investments at July 31, 2018 or October 31, 2017 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
DERIVATIVE INSTRUMENTS
The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2018.
Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$ 44	$ (21)
Foreign Exchange Contracts	175	(78)
Interest Rate Contracts	550	(533)
Total	$769	$(632)

Harbor Real Return Fund
Portfolio of Investments—Continued

REMAINING CONTRACTUAL MATURITY OF CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS
The following is a summary of the remaining contractual maturities of transfers accounted for as secured borrowings, by collateral type, as of July 31, 2018.
	Overnight and Continuous (000s)	Up to 30 days (000s)	31-90 days (000s)	Greater Than 90 days (000s)	Total (000s)
Reverse Repurchase Agreements
U.S. Treasury Obligations	$ —	$10,432	$—	$—	$10,432
Total	$ —	$10,432	$—	$—	$10,432
Sale-Buyback Transactions
U.S. Treasury Obligations	$18,184	$ 660	$—	$—	$18,844
Total	$18,184	$ 660	$—	$—	$18,844
Total Secured Borrowings	$18,184	$11,092	$—	$—	$29,276

Harbor Real Return Fund
Portfolio of Investments—Continued

1	Variable rate security, the stated rate represents the rate in effect at July 31, 2018.
2	CLO after the name of a security stands for Collateralized Loan Obligation.
3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2018, the aggregate value of these securities was $5,563 or 6% of net assets.
4	Step coupon security, the stated rate represents the rate in effect at July 31, 2018.
5	MTN after the name of a security stands for Medium Term Note.
6	Perpetuity bond, the maturity date represents the next callable date.
7	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
8	Floating rate security, the stated rate represents the rate in effect at July 31, 2018.
9	Zero coupon bond
10	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.
11	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after July 31, 2018. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date (see Note 2 of the accompanying Notes to Portfolios of Investments).
12	At July 31, 2018, a portion of securities held by the Fund were pledged as collateral for exchange traded and centrally cleared derivatives, over-the-counter (OTC) derivatives, forward commitments, and secured borrowings (see Note 2 of the accompanying Notes to Portfolios of Investments). The securities pledged had an aggregate value of $11,062 or 12% of net assets.
b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
d	Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
e	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
f	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
j	Amount represents Index Value.
ARS	Argentine Peso
AUD	Australian Dollar
GBP	British Pound
CAD	Canadian Dollar
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
IDR	Indian Rupee
INR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
RUB	Russian Ruble
SGD	Singapore Dollar
KRW	South Korean Won
TWD	Taiwan New Dollar
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Money Market Fund
Portfolio of Investments— July 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

GOVERNMENT AGENCY DEBT—52.0%†
Principal Amount		Value
	Federal Home Loan Bank Discount Notes
$5,000	1.885%—08/17/2018	$ 4,996
5,800	1.900%—08/29/2018	5,791
7,900	1.905%—08/15/2018	7,894
5,000	1.910%—08/30/2018	4,992
3,100	1.911%—09/05/2018	3,094
5,150	1.925%—09/19/2018	5,137
3,600	1.950%—10/09/2018	3,587
4,000	1.985%—10/24/2018	3,982
		39,473
	Federal Home Loan Mortgage Corp. Discount Notes
6,000	1.870%—08/22/2018	5,994
4,000	1.880%—08/20/2018	3,996
4,000	1.900%—09/21/2018	3,989
2,900	1.905%—09/26/2018	2,891
5,000	1.915%—09/19/2018	4,987
		21,857
	Federal National Mortgage Association Discount Notes
4,400	1.860%—08/10/2018	4,398
TOTAL GOVERNMENT AGENCY DEBT
(Cost $65,728)		65,728

TREASURY DEBT—47.8%†
Principal Amount		Value
	U.S. Treasury Bills
$10,000	1.866%—08/23/2018	$ 9,989
18,500	1.880%—09/06/2018-09/13/2018	18,461
9,450	1.885%—09/20/2018	9,425
9,985	1.901%—09/27/2018	9,955
10,000	1.927%—10/11/2018	9,962
2,650	1.946%—10/25/2018	2,638
TOTAL TREASURY DEBT
(Cost $60,430)		60,430

REPURCHASE AGREEMENTS—0.1%
(Cost $167)
167	Repurchase Agreement with Fixed Income Clearing Corp. dated July 31, 2018 due August 1, 2018 at 0.350% collateralized by U.S. Treasury Notes (value $174)	167
TOTAL INVESTMENTS—99.9%
(Cost $126,325)		126,325
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		118
TOTAL NET ASSETS—100.0%		$126,443

FAIR VALUE MEASUREMENTS
All investments at July 31, 2018 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 investments at July 31, 2018 or October 31, 2017 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	Coupon represents yield to maturity.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Fixed Income Funds
Notes to Portfolios of Investments— July 31, 2018 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of July 31, 2018, the Trust consists of 32 separate portfolios. The portfolios covered by this report are: Harbor Convertible Securities Fund, Harbor High-Yield Bond Fund, Harbor High-Yield Opportunities Fund, Harbor Bond Fund, Harbor Core Bond Fund, Harbor Real Return Fund, and Harbor Money Market Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.
The Funds currently offer up to four classes of shares, designated as Institutional Class, Retirement Class, Administrative Class, and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights with respect to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (“SEC”) and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.
Note 2—Significant Accounting Policies
Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.
Security Valuation
The Trust’s valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded notes and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities other than short-term securities with a remaining maturity of less than 60 days at the time of acquisition), are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of mortgage-backed and asset-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities held by Harbor Money Market Fund are valued at amortized cost, which the Adviser has determined, pursuant to the Board of Trustees’ authorization, approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and the maturity value of the issue over the period to effective maturity.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Over-the-counter (“OTC”) financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.
When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.
When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 in the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the fair value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.
If evaluated pricing through a third-party pricing vendor is not available or deemed not to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing securities are not necessarily indicative of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, if any, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Levels 1, 2, or 3, transfers between levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Loan Participations and Assignments
Loan participations and loan assignments are direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participation in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled, only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from the agent, it acquires direct rights against the borrower on the loan.
During the period, Harbor High-Yield Bond Fund, Harbor Bond Fund, and Harbor Real Return Fund invested in loan participations and assignments.
Harbor High-Yield Bond Fund entered into unfunded loan commitments during the period, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
a percentage of the notional loan amounts will never be utilized by the borrower. The funded portion of these credit agreements are presented on the Portfolio of Investments. Unfunded loan commitments are marked to market daily and any unrealized appreciation or depreciation is included in the statement of assets and liabilities and the statement of operations.
Harbor High-Yield Bond Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of an unfunded loan commitment. In certain circumstances, a Fund that has entered into an unfunded loan commitment may receive a prepayment penalty fee upon the prepayment of a loan by a borrower. Fees earned are recorded as a component of interest income on the statement of operations.
As of July 31, 2018, Harbor High-Yield Bond Fund had no unfunded loan commitments outstanding.
Inflation-Indexed Bonds
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income even though investors do not receive the principal until maturity.
During the period, Harbor Bond Fund and Harbor Real Return Fund invested in inflation-indexed bonds.
Mortgage-Related and Other Asset-Backed Securities
Mortgage-backed or asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage- backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.
During the period, Harbor Bond Fund, Harbor Core Bond Fund, and Harbor Real Return Fund invested in mortgage- or other asset-backed securities.
U.S. Government Securities
U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors are not backed by the full faith and credit of the U.S. government and include the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.
During the period, Harbor Bond Fund, Harbor Core Bond Fund, Harbor Real Return Fund and Harbor Money Market Fund invested in U.S. government securities.
Forward Commitments and When-Issued Securities
Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if a subadviser deems it appropriate to do so. Each Fund may enter into a forward commitment sale to hedge its portfolio positions or to sell securities it owned under a delayed delivery arrangement.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Sale proceeds are not received until the contractual settlement date. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchase and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.
The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s net asset value starting on the date of the agreement to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the fair value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchase and forward commitment transactions generally takes place within two months after the date of the transaction, but a Fund may agree to a longer settlement period.
A Fund will purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis, only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to a Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will maintain in a segregated account with the Fund’s custodian, or set aside or restrict in the subadviser’s records or systems relating to the Fund, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with the Fund’s custodian, or set aside or restricted on the subadviser’s records or systems relating to the Fund, while the commitment is outstanding.
During the period, Harbor Bond Fund and Harbor Real Return Fund purchased and sold securities on a forward commitment basis, including “TBA” (to be announced) purchase and sale commitments.
Repurchase Agreements
In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), a Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. A Fund seeks to further mitigate its counterparty risk by entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default, including bankruptcy, the Fund may terminate any repurchase agreements with that counterparty, determine the net amount owned, and sell or retain the collateral up to the net amount owed to the Fund. A counterparty’s default may cause the Fund to suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the terms of the master repurchase agreement.
During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities.
Reverse Repurchase Agreements
A reverse repurchase agreement involves the delivery of a portfolio security in exchange for cash by a Fund, coupled with an agreement to repurchase the same or substantially the same security at a specified time and price. Until the security is repurchased, the Fund is obligated to pay interest, based upon market rates of the time of issuance, on the value of the repurchase agreement.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
While a reverse repurchase agreement is outstanding, the Fund continues to receive principal and interest payments on the underlying security. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability on the statement of assets and liabilities. Interest payments based upon the reverse repurchase agreement term made by the Fund to counterparties are recorded as a component of interest expense on the statement of operations. To cover its obligations under reverse repurchase agreements, a Fund will segregate cash or liquid securities, which are marked-to-market daily, with the Fund’s custodian, or set aside or restrict assets in the subadviser’s records or systems relating to the Fund, in an amount not less than the repurchase price, including accrued interest, of the underlying security. Reverse repurchase agreements involve the risk that the fair value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the fair value of the securities purchased may decline below the repurchase price of the securities sold. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.
During the period, Harbor Bond Fund and Harbor Real Return Fund entered into reverse repurchase agreements. The average amount of borrowings outstanding during the period ended July 31, 2018 was $130,165,000 at a weighted average interest rate of 1.320% for the Harbor Bond Fund and $16,561,000 at a weighted average interest rate of 1.840% for the Harbor Real Return Fund. Average debt outstanding and average interest rate during the period is calculated based on calendar days.
A table that includes the remaining maturity period for outstanding reverse repurchase agreements and the type of investment collateral pledged, if any, can be found subsequent to each Fund’s Portfolio of Investments schedule.
Sale-Buybacks
A “sale-buyback” financing transaction consists of a sale of a portfolio security by a Fund to a financial institution (the counterparty) with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement.
The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the statement of assets and liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of two components: (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold, and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the statement of operations.  Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the statement of operations. To cover its obligations under sale-buyback transactions, a Fund will segregate cash or liquid securities, which are marked-to-market daily, with the Fund’s custodian, or set aside or restrict assets in the subadviser’s records or systems relating to the Fund, in an amount not less than the repurchase price, including accrued interest, of the underlying security. Sale-buyback transactions involve the risk that the fair value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the sale-buyback transaction are invested in securities, that the fair value of the securities purchased may decline below the repurchase price of the securities sold. In periods of increased demand for a security, the Fund may receive a fee for use of the security by the counterparty, which may result in additional interest income to the Fund.
During the period, Harbor Bond Fund and Harbor Real Return Fund entered into such financing transactions referred to as sale-buybacks.
The average amount of borrowings outstanding during the period ended July 31, 2018 was $133,248,000 at a weighted average interest rate of 1.584% for the Harbor Bond Fund and $13,685,000 at a weighted average interest rate of 1.538% for the Harbor Real Return Fund. Average debt outstanding and average interest rate during the period is calculated based on calendar days.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Short Sales
Short-selling obligates a Fund to replace a borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, such Fund is required to pay any accrued interest or dividends to the lender and also may be required to pay a premium. A Fund would realize a gain if the security declines in price between the date of the short sale and the date on which such Fund replaces the borrowed security. A Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until a Fund replaces the borrowed security, subject to pre-arranged exposure levels, it will maintain cash or liquid securities sufficient to cover its short position in a segregated account with the Fund’s custodian or set aside or restricted in the subadviser’s records or systems relating to the Fund. Short sales involve the risk of an unlimited increase in the market price of the borrowed security.
During the period, Harbor Bond Fund and Harbor Real Return Fund engaged in short-selling.
Futures Contracts
A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.
Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a Fund will be able to close out its position when the Fund considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the Fund would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are traded on an exchange and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default.
During the period, Harbor Bond Fund and Harbor Real Return Fund used futures contracts to gain exposure to the fixed income asset class with greater efficiency and lower cost than was possible through direct investment, to add value when these securities were attractively priced, or to adjust the portfolio’s sensitivity to changes in interest rates or currency exchange rates.
Options
An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). Purchased call options tend to increase a Fund’s exposure to the underlying instrument. Purchased put options tend to decrease a Fund’s exposure to the underlying instrument.
When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
When a Fund writes an option, it receives a premium. If a written option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option.
The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the fair value of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the fair value of the underlying security decreases and the option is exercised. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or if the counterparty does not perform under the contract’s terms.
Options on exchange-traded futures contracts are an option contract in which the underlying instrument is a single futures contract. A Fund may write or purchase options on exchange-traded futures contracts in which a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the period, Harbor Bond Fund and Harbor Real Return Fund purchased and wrote (sold) option contracts to manage their respective exposure to the bond markets and to fluctuations in interest rates and currency values.
Swap Agreements
A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or depreciation.
A Fund will only enter into swap agreements with counterparties that meet the minimum credit quality requirements applicable to the Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are similar to those applicable to a Fund’s purchase of securities, such that if the Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), the Fund could only enter into one of the below referenced transactions with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the value of the contract. This risk is typically mitigated by entering into swap agreements with highly-rated counterparties, the existence of a master netting arrangement between the Fund and the counterparty, and the posting of collateral by the counterparty.
Interest Rate Swaps are agreements between counterparties to exchange cash flows or an exchange of commitments to pay or receive interest with respect to the notional amount of principal. Changes in interest rates can have an effect on the value of bond holdings, the amount of interest income earned and the value of the interest rate swaps held.
During the period, Harbor Bond Fund and Harbor Real Return Fund used interest rate swap agreements to manage their respective exposure to interest rate changes.
Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the creditworthiness of a reference entity, obligation or index. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.
During the period, Harbor Bond Fund and Harbor Real Return Fund used credit default swap agreements as a seller to gain credit exposure to an issuer or to simulate investments in long bond positions that were either unavailable or less attractively priced in the bond market; the Funds used credit default swap agreements as a buyer to provide a measure of protection against defaults of an issuer.
The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events may include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement. The maximum exposure to loss of the notional value as the seller of credit default swaps outstanding at July 31, 2018 for Harbor Bond Fund and Harbor Real Return Fund was $52,026,000 and $1,840,000, respectively.
Variance Swaps are agreements between counterparties to exchange cash flows based upon the measured variance (or the square of volatility) of a specified underlying asset. One party agrees to exchange a strike price (“Fixed Rate”) for the realized price variance (“Floating Rate”) on the underlying asset with respect to the notional amount.

When a variance swap agreement is originated, the strike price is generally set such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged where the payoff amount is equal to the difference between the final market price of the asset and the strike price multiplied by the notional amount. As a receiver of the Floating Rate, a Fund receives the payoff amount when the final market price is greater than the strike price and owes the payoff amount when the final market price is less than the strike price. As a payer of the Floating Rate, a Fund owes the payoff amount when the final market price is greater than the strike price, and receives the payoff amount when the final market price is less than the strike price.

During the period, Harbor Real Return Fund used variance swap agreements to gain or mitigate exposure to underlying reference assets or securities.
Forward Currency Contracts
A forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date.
The forward currency contract is marked-to-market daily and the change in fair value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.
During the period, Harbor Bond Fund and Harbor Real Return Fund used forward currency contracts to manage their respective exposure to changes in exchange rates or as a hedge against foreign exchange risk related to specific transactions or portfolio positions. Harbor Bond Fund and Harbor Real Return Fund entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with forward currency contracts.
Foreign Currency Spot Contracts
A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in fair value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.
During the period, Harbor Bond Fund and Harbor Real Return Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, when applicable, are translated into U.S. dollars based on the current exchange rates at period end.
Reported net realized gains and losses on foreign currency transactions, when applicable, represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities, when applicable, are included in the net realized and unrealized gain or loss on investments in the statement of operations.
Master Netting Arrangements
As described in further detail below, each Fund may enter into Master Netting Arrangements that govern the terms of certain transactions. Master Netting Arrangements are designed to reduce the counterparty risk associated with relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As Master Netting Arrangements are specific to the unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all of the transactions governed under a single agreement with that counterparty. Master Netting Arrangements can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels.
For the period ended July 31, 2018, the following Master Netting Arrangements have been entered into by one or more of the Funds:
Master Repurchase Agreements and Global Master Repurchase Agreements, which govern repurchase and reverse repurchase transactions between the Fund and select counterparties. As of July 31, 2018, each Fund had investment exposures subject to the terms of these agreements.
Master Securities Forward Transaction Agreements, which govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. As of July 31, 2018, Harbor Bond Fund and Harbor Real Return Fund had investment exposures subject to the terms of these agreements.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes, which govern over-the-counter market traded financial derivative transactions entered into by the Fund and select counterparties. As of July 31, 2018, Harbor Bond Fund and Harbor Real Return Fund had investment exposures subject to the terms of these agreements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Joseph L. Dowling, III
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Ann M. Spruill
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Brian L. Collins
Vice President
Charles P. Ragusa
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank and Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
FD.NQ.FI.0718

Quarterly Schedules of
Portfolio Holdings
July 31, 2018
Target Retirement Funds

Institutional Class
Harbor Target Retirement Income	HARAX
Harbor Target Retirement 2015 Fund	HARGX
Harbor Target Retirement 2020 Fund	HARJX
Harbor Target Retirement 2025 Fund	HARMX
Harbor Target Retirement 2030 Fund	HARPX
Harbor Target Retirement 2035 Fund	HARUX
Harbor Target Retirement 2040 Fund	HARYX
Harbor Target Retirement 2045 Fund	HACCX
Harbor Target Retirement 2050 Fund	HAFFX
Harbor Target Retirement 2055 Fund	HATRX

Harbor Target Retirement Income Fund†
Portfolio of Investments— July 31, 2018 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—20.0%
Shares		Value
2,081	Harbor Capital Appreciation Fund	$ 162
8,020	Harbor Strategic Growth Fund	166
14,232	Harbor Mid Cap Growth Fund	165
9,562	Harbor Small Cap Growth Fund	153
25,340	Harbor Large Cap Value Fund	392
10,777	Harbor Mid Cap Value Fund	257
4,922	Harbor Small Cap Value Fund	187
4,864	Harbor International Fund	329
28,541	Harbor Diversified International All Cap Fund	328
20,327	Harbor International Growth Fund	325
5,199	Harbor Global Leaders Fund	139
TOTAL EQUITY FUNDS
(Cost $2,178)		2,603

FIXED INCOME FUNDS—70.0%
Shares		Value
103,908	Harbor High-Yield Bond Fund	$ 1,023
70,166	Harbor High-Yield Opportunities Fund	683
456,553	Harbor Bond Fund	5,132
249,797	Harbor Real Return Fund	2,295
TOTAL FIXED INCOME FUNDS
(Cost $9,528)		9,133

SHORT-TERM INVESTMENTS—10.0%
(Cost $1,305)
1,305,241	Harbor Money Market Fund	1,305
TOTAL INVESTMENTS—100.0%
(Cost $13,011)		13,041
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$13,041

Fair Value Measurements
All investments at July 31, 2018 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 investments at July 31, 2018 or October 31, 2017 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement Income Fund is investing in Institutional Class shares of Harbor funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
1

Harbor Target Retirement 2015 Fund†
Portfolio of Investments— July 31, 2018 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—22.5%
Shares		Value
884	Harbor Capital Appreciation Fund	$ 69
3,437	Harbor Strategic Growth Fund	71
6,114	Harbor Mid Cap Growth Fund	71
4,122	Harbor Small Cap Growth Fund	66
10,814	Harbor Large Cap Value Fund	167
4,629	Harbor Mid Cap Value Fund	110
2,126	Harbor Small Cap Value Fund	81
2,084	Harbor International Fund	141
12,306	Harbor Diversified International All Cap Fund	142
8,780	Harbor International Growth Fund	140
2,179	Harbor Global Leaders Fund	58
TOTAL EQUITY FUNDS
(Cost $954)		1,116

FIXED INCOME FUNDS—68.1%
Shares		Value
40,716	Harbor High-Yield Bond Fund	$ 401
27,484	Harbor High-Yield Opportunities Fund	267
168,761	Harbor Bond Fund	1,897
89,294	Harbor Real Return Fund	821
TOTAL FIXED INCOME FUNDS
(Cost $3,481)		3,386

SHORT-TERM INVESTMENTS—9.4%
(Cost $467)
467,216	Harbor Money Market Fund	467
TOTAL INVESTMENTS—100.0%
(Cost $4,902)		4,969
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$4,969

Fair Value Measurements
All investments at July 31, 2018 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 investments at July 31, 2018 or October 31, 2017 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2015 Fund is investing in Institutional Class shares of Harbor funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
2

Harbor Target Retirement 2020 Fund†
Portfolio of Investments— July 31, 2018 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—33.1%
Shares		Value
6,685	Harbor Capital Appreciation Fund	$ 521
25,776	Harbor Strategic Growth Fund	532
47,355	Harbor Mid Cap Growth Fund	550
32,291	Harbor Small Cap Growth Fund	516
80,720	Harbor Large Cap Value Fund	1,248
35,124	Harbor Mid Cap Value Fund	837
16,374	Harbor Small Cap Value Fund	622
15,930	Harbor International Fund	1,079
93,421	Harbor Diversified International All Cap Fund	1,074
66,562	Harbor International Growth Fund	1,064
15,812	Harbor Global Leaders Fund	422
TOTAL EQUITY FUNDS
(Cost $7,128)		8,465

FIXED INCOME FUNDS—61.3%
Shares		Value
248,327	Harbor High-Yield Bond Fund	$ 2,446
167,639	Harbor High-Yield Opportunities Fund	1,631
759,350	Harbor Bond Fund	8,535
337,183	Harbor Real Return Fund	3,099
TOTAL FIXED INCOME FUNDS
(Cost $16,200)		15,711

SHORT-TERM INVESTMENTS—5.6%
(Cost $1,438)
1,437,677	Harbor Money Market Fund	1,438
TOTAL INVESTMENTS—100.0%
(Cost $24,766)		25,614
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$25,614

Fair Value Measurements
All investments at July 31, 2018 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 investments at July 31, 2018 or October 31, 2017 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2020 Fund is investing in Institutional Class shares of Harbor funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
3

Harbor Target Retirement 2025 Fund†
Portfolio of Investments— July 31, 2018 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—39.4%
Shares		Value
6,232	Harbor Capital Appreciation Fund	$ 485
24,221	Harbor Strategic Growth Fund	500
45,101	Harbor Mid Cap Growth Fund	524
30,723	Harbor Small Cap Growth Fund	491
75,470	Harbor Large Cap Value Fund	1,167
32,650	Harbor Mid Cap Value Fund	778
15,406	Harbor Small Cap Value Fund	585
14,845	Harbor International Fund	1,006
87,500	Harbor Diversified International All Cap Fund	1,006
62,538	Harbor International Growth Fund	1,000
14,597	Harbor Global Leaders Fund	390
TOTAL EQUITY FUNDS
(Cost $6,894)		7,932

FIXED INCOME FUNDS—60.6%
Shares		Value
248,651	Harbor High-Yield Bond Fund	$ 2,449
167,887	Harbor High-Yield Opportunities Fund	1,634
541,311	Harbor Bond Fund	6,084
218,711	Harbor Real Return Fund	2,010
TOTAL FIXED INCOME FUNDS
(Cost $12,497)		12,177
TOTAL INVESTMENTS—100.0%
(Cost $19,391)		20,109
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$20,109

Fair Value Measurements
All investments at July 31, 2018 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 investments at July 31, 2018 or October 31, 2017 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2025 Fund is investing in Institutional Class shares of Harbor funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
4

Harbor Target Retirement 2030 Fund†
Portfolio of Investments— July 31, 2018 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—46.0%
Shares		Value
14,306	Harbor Capital Appreciation Fund	$ 1,114
27,649	Harbor Strategic Growth Fund	571
77,949	Harbor Mid Cap Growth Fund	906
53,286	Harbor Small Cap Growth Fund	852
129,704	Harbor Large Cap Value Fund	2,005
56,891	Harbor Mid Cap Value Fund	1,356
26,861	Harbor Small Cap Value Fund	1,020
25,839	Harbor International Fund	1,750
151,615	Harbor Diversified International All Cap Fund	1,744
108,128	Harbor International Growth Fund	1,729
24,906	Harbor Global Leaders Fund	664
TOTAL EQUITY FUNDS
(Cost $11,505)		13,711

FIXED INCOME FUNDS—54.0%
Shares		Value
357,958	Harbor High-Yield Bond Fund	$ 3,526
241,631	Harbor High-Yield Opportunities Fund	2,351
710,575	Harbor Bond Fund	7,987
240,518	Harbor Real Return Fund	2,210
TOTAL FIXED INCOME FUNDS
(Cost $16,514)		16,074
TOTAL INVESTMENTS—100.0%
(Cost $28,019)		29,785
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$29,785

Fair Value Measurements
All investments at July 31, 2018 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 investments at July 31, 2018 or October 31, 2017 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2030 Fund is investing in Institutional Class shares of Harbor funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
5

Harbor Target Retirement 2035 Fund†
Portfolio of Investments— July 31, 2018 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—57.1%
Shares		Value
9,739	Harbor Capital Appreciation Fund	$ 759
18,879	Harbor Strategic Growth Fund	390
53,121	Harbor Mid Cap Growth Fund	617
36,129	Harbor Small Cap Growth Fund	577
88,340	Harbor Large Cap Value Fund	1,366
38,438	Harbor Mid Cap Value Fund	916
18,184	Harbor Small Cap Value Fund	690
17,461	Harbor International Fund	1,183
102,862	Harbor Diversified International All Cap Fund	1,183
73,529	Harbor International Growth Fund	1,176
17,030	Harbor Global Leaders Fund	454
TOTAL EQUITY FUNDS
(Cost $7,898)		9,311

FIXED INCOME FUNDS—42.9%
Shares		Value
164,874	Harbor High-Yield Bond Fund	$ 1,624
111,300	Harbor High-Yield Opportunities Fund	1,083
320,590	Harbor Bond Fund	3,603
75,933	Harbor Real Return Fund	698
TOTAL FIXED INCOME FUNDS
(Cost $7,202)		7,008
TOTAL INVESTMENTS—100.0%
(Cost $15,100)		16,319
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$16,319

Fair Value Measurements
All investments at July 31, 2018 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 investments at July 31, 2018 or October 31, 2017 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2035 Fund is investing in Institutional Class shares of Harbor funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
6

Harbor Target Retirement 2040 Fund†
Portfolio of Investments— July 31, 2018 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—66.7%
Shares		Value
18,697	Harbor Capital Appreciation Fund	$ 1,456
35,957	Harbor Strategic Growth Fund	742
100,493	Harbor Mid Cap Growth Fund	1,168
68,455	Harbor Small Cap Growth Fund	1,094
169,083	Harbor Large Cap Value Fund	2,614
73,723	Harbor Mid Cap Value Fund	1,758
34,523	Harbor Small Cap Value Fund	1,310
33,580	Harbor International Fund	2,274
197,232	Harbor Diversified International All Cap Fund	2,268
139,558	Harbor International Growth Fund	2,232
33,017	Harbor Global Leaders Fund	881
TOTAL EQUITY FUNDS
(Cost $14,689)		17,797

FIXED INCOME FUNDS—33.3%
Shares		Value
224,006	Harbor High-Yield Bond Fund	$ 2,207
150,154	Harbor High-Yield Opportunities Fund	1,461
464,622	Harbor Bond Fund	5,222
TOTAL FIXED INCOME FUNDS
(Cost $9,127)		8,890
TOTAL INVESTMENTS—100.0%
(Cost $23,816)		26,687
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$26,687

Fair Value Measurements
All investments at July 31, 2018 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 investments at July 31, 2018 or October 31, 2017 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2040 Fund is investing in Institutional Class shares of Harbor funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
7

Harbor Target Retirement 2045 Fund†
Portfolio of Investments— July 31, 2018 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—75.9%
Shares		Value
10,359	Harbor Capital Appreciation Fund	$ 807
19,853	Harbor Strategic Growth Fund	410
54,998	Harbor Mid Cap Growth Fund	639
37,216	Harbor Small Cap Growth Fund	595
93,626	Harbor Large Cap Value Fund	1,447
40,570	Harbor Mid Cap Value Fund	967
18,859	Harbor Small Cap Value Fund	716
18,447	Harbor International Fund	1,249
108,419	Harbor Diversified International All Cap Fund	1,247
76,708	Harbor International Growth Fund	1,227
18,517	Harbor Global Leaders Fund	494
TOTAL EQUITY FUNDS
(Cost $8,575)		9,798

FIXED INCOME FUNDS—24.1%
Shares		Value
79,390	Harbor High-Yield Bond Fund	$ 782
53,222	Harbor High-Yield Opportunities Fund	517
160,842	Harbor Bond Fund	1,808
TOTAL FIXED INCOME FUNDS
(Cost $3,178)		3,107
TOTAL INVESTMENTS—100.0%
(Cost $11,753)		12,905
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$12,905

Fair Value Measurements
All investments at July 31, 2018 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 investments at July 31, 2018 or October 31, 2017 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2045 Fund is investing in Institutional Class shares of Harbor funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
8

Harbor Target Retirement 2050 Fund†
Portfolio of Investments— July 31, 2018 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—85.7%
Shares		Value
23,081	Harbor Capital Appreciation Fund	$ 1,797
44,418	Harbor Strategic Growth Fund	917
121,197	Harbor Mid Cap Growth Fund	1,408
82,135	Harbor Small Cap Growth Fund	1,313
209,604	Harbor Large Cap Value Fund	3,241
90,475	Harbor Mid Cap Value Fund	2,157
41,824	Harbor Small Cap Value Fund	1,588
41,180	Harbor International Fund	2,789
241,920	Harbor Diversified International All Cap Fund	2,782
171,086	Harbor International Growth Fund	2,736
41,767	Harbor Global Leaders Fund	1,114
TOTAL EQUITY FUNDS
(Cost $18,237)		21,842

FIXED INCOME FUNDS—14.3%
Shares		Value
168,147	Harbor High-Yield Opportunities Fund	$ 1,636
177,683	Harbor Bond Fund	1,997
TOTAL FIXED INCOME FUNDS
(Cost $3,713)		3,633
TOTAL INVESTMENTS—100.0%
(Cost $21,950)		25,475
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$25,475

Fair Value Measurements
All investments at July 31, 2018 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 investments at July 31, 2018 or October 31, 2017 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2050 Fund is investing in Institutional Class shares of Harbor funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
9

Harbor Target Retirement 2055 Fund†
Portfolio of Investments— July 31, 2018 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—93.0%
Shares		Value
3,684	Harbor Capital Appreciation Fund	$ 287
7,051	Harbor Strategic Growth Fund	146
19,353	Harbor Mid Cap Growth Fund	225
13,040	Harbor Small Cap Growth Fund	208
33,336	Harbor Large Cap Value Fund	515
14,386	Harbor Mid Cap Value Fund	343
6,658	Harbor Small Cap Value Fund	253
6,502	Harbor International Fund	440
38,132	Harbor Diversified International All Cap Fund	439
27,103	Harbor International Growth Fund	433
6,677	Harbor Global Leaders Fund	178
TOTAL EQUITY FUNDS
(Cost $3,189)		3,467

FIXED INCOME FUNDS—7.0%
Shares		Value
12,141	Harbor High-Yield Opportunities Fund	$ 118
12,820	Harbor Bond Fund	144
TOTAL FIXED INCOME FUNDS
(Cost $267)		262
TOTAL INVESTMENTS—100.0%
(Cost $3,456)		3,729
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$3,729

Fair Value Measurements
All investments at July 31, 2018 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 investments at July 31, 2018 or October 31, 2017 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2055 Fund is investing in Institutional Class shares of Harbor funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
10

Harbor Target Retirement Funds
Notes to Portfolios of Investments— July 31, 2018 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of July 31, 2018, the Trust consists of 32 separate portfolios. The portfolios covered by this report are: Harbor Target Retirement Income Fund, Harbor Target Retirement 2015 Fund, Harbor Target Retirement 2020 Fund, Harbor Target Retirement 2025 Fund, Harbor Target Retirement 2030 Fund, Harbor Target Retirement 2035 Fund, Harbor Target Retirement 2040 Fund, Harbor Target Retirement 2045 Fund, Harbor Target Retirement 2050 Fund and Harbor Target Retirement 2055 Fund (individually referred to as a “Fund” and collectively referred to as the “Funds” or “Target Retirement Funds”).  The Funds invest in a combination of other Harbor funds of the Trust (the “Underlying Funds”).  Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds and the Underlying Funds.  The Underlying Funds are managed by subadvisers, none of which is affiliated with the Adviser.
The Funds currently offer one class of shares, designated as Institutional Class.
Note 2—Significant Accounting Policies
Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.
Security Valuation
The holdings of each Target Retirement Fund consist entirely of Institutional Class shares of the Underlying Funds, which are valued at their respective net asset values each business day and are categorized as Level 1 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the following Fair Value Measurements and Disclosures section.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing securities are not necessarily indicative of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, if any, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Levels 1, 2, or 3, transfers between levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Description of the Underlying Funds
In pursuing its investment objectives and strategies, each of the Underlying Funds is permitted to engage in a wide range of investment practices. Further information about the Underlying Funds is contained in the Target Retirement Funds’ prospectus and statement of additional information, as well as the prospectus of each of the Underlying Funds. The accounting policies of each of the Underlying Funds are disclosed in each Underlying Fund’s respective shareholder report. Because each Fund invests in the Underlying Funds, shareholders of each Fund will be affected by the investment practices of the Underlying Funds in direct proportion to the amount of assets each Fund allocates to the Underlying Funds.
11

Harbor Target Retirement Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Related Parties
The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds may represent a significant portion of an Underlying Fund’s net assets. At July 31, 2018, each Fund held less than 10% of the outstanding shares of any Underlying Fund. In aggregate, the Funds held 16% of Harbor High-Yield Opportunities Fund and 12% of Harbor Real Return Fund.
12

[THIS PAGE INTENTIONALLY LEFT BLANK]
13

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Joseph L. Dowling, III
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Ann M. Spruill
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Brian L. Collins
Vice President
Charles P. Ragusa
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank and Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
FD.NQ.TR.0718

ITEM 2 – CONTROLS AND PROCEDURES
(a)	The Registrant’s Principal Executive and Principal Financial Officers concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 3 – EXHIBITS
A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed this 27th day of September, 2018 on its behalf by the undersigned, thereunto duly authorized.
HARBOR FUNDS
By:	/s/ Charles F. McCain

Charles F. McCain – Chairman, President and
Trustee (Principal Executive Officer)
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Charles F. McCain Charles F. McCain	Chairman, President and Trustee (Principal Executive Officer)	September 27, 2018
By:	/s/ Anmarie S. Kolinski Anmarie S. Kolinski	Treasurer (Principal Financial and Accounting Officer)	September 27, 2018